             As filed with the Securities and Exchange Commission.

                                                       '33 Act File No. 33-60063
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM N-4

                 REGISTRATION STATEMENT UNDER THE SECURITIES  [X]
                                  ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 1
                                      and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940         [ ]
                                AMENDMENT NO. 2

                         NATIONWIDE VARIABLE ACCOUNT-II
                           (EXACT NAME OF REGISTRANT)

                       NATIONWIDE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
       (Address of Depositor's Principal Executive Offices) (Zip Code)

      Depositor's Telephone Number, including Area Code: (614) 249-7111

GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                   (Name and Address of Agent for Service)
================================================================================

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information and the Financial Statements.

        It is proposed that this fililng will become effective (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on November 2, 1995 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuantto paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

        The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non-refundable fee in the amount of $500 has been paid to the Commissioner. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1994, on February 22, 1995.


                                   1 of 88                              REDLINED

                         NATIONWIDE VARIABLE ACCOUNT-II
                   REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                               PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
    Item    1.   Cover page . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
    Item    2.   Definitions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5
    Item    3.   Synopsis or Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
    Item    4.   Condensed Financial Information  . . . . . . . . . . . . . . . . . . . . . . . . . .  N/A
    Item    5.   General Description of Registrant, Depositor, and Portfolio Companies  . . . . . . . . 11

    Item    6.   Deductions and Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18
    Item    7.   General Description of Variable Annuity Contracts  . . . . . . . . . . . . . . . . . . 18
    Item    8.   Annuity Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21
    Item    9.   Death Benefit and Distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
    Item   10.   Purchases and Contract Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
    Item   11.   Redemptions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
    Item   12.   Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
    Item   13.   Legal Proceedings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30
    Item   14.   Table of Contents of the Statement of Additional Information . . . . . . . . . . . . . 30

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item   15.   Cover Page . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
    Item   16.   Table of Contents  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
    Item   17.   General Information and History  . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
    Item   18.   Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
    Item   19.   Purchase of Securities Being Offered . . . . . . . . . . . . . . . . . . . . . . . . . 31
    Item   20.   Underwriters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
    Item   21.   Calculation of Performance Information . . . . . . . . . . . . . . . . . . . . . . . . 31
    Item   22.   Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
    Item   23.   Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33

Part C     OTHER INFORMATION
    Item   24.   Financial Statements and Exhibits  . . . . . . . . . . . . . . . . . . . . . . . . . . 71
    Item   25.   Directors and Officers of the Depositor  . . . . . . . . . . . . . . . . . . . . . . . 73
    Item   26.   Persons Controlled by or Under Common Control with the Depositor or Registrant . . . . 75
    Item   27.   Number of Contract Owners  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 86
    Item   28.   Indemnification  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 86
    Item   29.   Principal Underwriter  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 86
    Item   30.   Location of Accounts and Records . . . . . . . . . . . . . . . . . . . . . . . . . . . 88
    Item   31.   Management Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 88
    Item   32.   Undertakings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 88






                                    2 of 88

                                                        NATIONWIDE LIFE INSURANCE COMPANY
                                                                   HOME OFFICE
                                                                 P.O. BOX 16609
                                                   COLUMBUS, OHIO  43216-6609, 1-800-848-6331
                                     VOICE RESPONSE (AVAILABLE 24 HOURS) 1-800-573-2447, TDD 1-800-238-3035
                                     INDIVIDUAL MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                                                  ISSUED BY THE NATIONWIDE VARIABLE ACCOUNT-II
                                                      OF NATIONWIDE LIFE INSURANCE COMPANY

      This Prospectus describes indvidual modified single premium payment contracts (collectively referred to as the "Contracts")
issued by Nationwide Life Insurance Company ("Nationwide" or the "Company").  The Contracts are sold either as Non-Qualified
Contracts or Individual Retirement Annuities.  Annuity payments under the Contracts are deferred until a selected later date.

      Purchase Payments are allocated to the Nationwide Variable Account-II ("Variable Account"), a separate account of the Company.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of one of the underlying Mutual Fund options described below:
                                                                     DREYFUS
                          Dreyfus Stock Index Fund                    The Dreyfus Socially Responsible Growth Fund
                                                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                   Equity-Income Portfolio         Growth Portfolio         High Income Portfolio*       Overseas Portfolio


                                                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
                                      Asset Manager Portfolio                              Contrafund Portfolio

                                                        NATIONWIDE SEPARATE ACCOUNT TRUST
                       Capital Appreciation Fund              Government Bond Fund                  Money Market Fund
                                    Small Company Fund                                     Total Return Fund
                                                  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                           Growth Portfolio              Limited Maturity Bond Portfolio             Partners Portfolio
                                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
                              Oppenheimer Bond Fund                               Oppenheimer Global Securities Fund
                                                      Oppenheimer Multiple Strategies Fund
                                                          STRONG SPECIAL FUND II, INC.
                                                                 Special Fund II
                                                      STRONG VARIABLE INSURANCE FUNDS, INC.
                              Strong Discovery Fund II, Inc.                          International Stock Fund II
                                     TCI PORTFOLIOS, INC., AN AFFILIATE OF TWENTIETH CENTURY COMPANIES, INC.
                                TCI Balanced                       TCI Growth                     TCI International
                                                        VAN ECK WORLDWIDE INSURANCE TRUST
                                   Worldwide Bond Fund                              Gold and Natural Resources Fund

                                         VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST
                                                    Real Estate Securities Fund

                                                       WARBURG PINCUS TRUST
                                   International Equity Portfolio                   Smalll Company Growth Portfolio

* The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

      This Prospectus provides you with the basic information you should know about the Individual Modified Single Premium
Deferred Variable Annuity Contracts issued by the Nationwide Variable Account-II before investing.  You should read it and keep it for future reference.  A Statement of Additional Information dated October 27, 1995 containing further information about the
Contracts and the Nationwide Variable Account-II has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above, or writing P.O. Box 16609, Columbus, Ohio
43216-6609.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THE PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   3 of 88

THE STATEMENT OF ADDITIONAL INFORMATION, DATED OCTOBER 27, 1995, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 28 OF THE PROSPECTUS.

                THE DATE OF THIS PROSPECTUS IS OCTOBER 27,1995.

                                   4 of 88

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person designated to receive annuity payments during Annuitization and upon whose life any annuity payments involving life contingencies depends. This person must be age 90 or younger at the time of Contract issuance, unless the Company has approved a request for an Annuitant of greater age. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.

ANNUITIZATION- The period during which annuity payments are actually received.

ANNUITIZATION DATE- The date on which annuity payments are scheduled to begin.

ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY- The Beneficiary is the person who may receive certain benefits under the Contract upon the death of the Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT ANNUITANT- The Contingent Annuitant is the person designated to be the Annuitant if the Annuitant is not living at the Annuitization Date. If a Contingent Annuitant is named, all provisions of the Contract which are based on the death of the Annuitant prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and the Contingent Annuitant, unless otherwise indicated.

CONTINGENT BENEFICIARY- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.

CONTINGENT OWNER- A Contingent Owner, if named, may succeed to the rights of Contract Owner upon the Contract Owner's death before Annuitization. For Contracts issued in the State of New York, references throughout this prospectus to "Contingent Owner" shall mean "Owner's Beneficiary."

CONTRACT- The Individual Modified Single Premium Deferred Variable Annuity Contract described in this Prospectus.

CONTRACT ANNIVERSARY-An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER)- The Contract Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, the Contingent Owner, the Annuitant, the Contingent Annuitant, the Beneficiary, the Contingent Beneficiary, the Annuity Payment Option, or the Annuitization Date.

CONTRACT VALUE- The sum of the value of all Variable Account Accumulation Units attributable to the Contract.

CONTRACT YEAR- Each year commencing with the Date of Issue, and each Contract Anniversary thereafter shall be a Contract Year.

DATE OF ISSUE- The Date of Issue is the date the first Purchase Payment is applied to the Contract.

DEATH BENEFIT- The benefit payable upon the death of the Annuitant prior to the Annuitization Date. This benefit does not apply upon the death of the Contract Owner when the Owner and Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

DISTRIBUTION- Any payment of part or all of the Contract Value.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

                                   5 of 88

INDIVIDUAL RETIREMENT ANNUITY- An annuity which qualifies for treatment under
Section 408(b) of the Internal Revenue Code.

IRA- Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code.

JOINT OWNER- The Joint Owner, if any, possesses an undivided interest in the entire Contract in conjunction with the Owner. IF A JOINT OWNER IS NAMED, REFERENCES TO "CONTRACT OWNER" OR "OWNER" IN THIS PROSPECTUS WILL APPLY TO BOTH THE OWNER AND JOINT OWNER. JOINT OWNERS MUST BE SPOUSES AT THE TIME JOINT OWNERSHIP IS REQUESTED. IRAs may not be jointly owned.

MUTUAL FUNDS (FUNDS)- The registered management investment companies in which the assets of the Sub-Accounts of the Variable Account will be invested.

NON-QUALIFIED CONTRACTS- A Contract which does not qualify for favorable tax treatment under the provisions of Section 401 (Qualified Plans), 408 (IRAs) or 403(b) (Tax-Sheltered Annuities) of the Code.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers among the Sub-Accounts.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 and 403(a) of the Code.

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for treatment under Section 403(b) of the Code.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office is open for business or any other day during which there is a sufficient degree of trading of the Variable Account's underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- The Variable Account is a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in the shares of a separate underlying Mutual Fund.

VARIABLE ANNUITY- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.

                                   6 of 88

                                           TABLE OF CONTENTS
GLOSSARY OF SPECIAL TERMS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
SUMMARY OF CONTRACT EXPENSES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
SYNOPSIS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
NATIONWIDE LIFE INSURANCE COMPANY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
THE VARIABLE ACCOUNT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
      Underlying Mutual Fund Options. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
         Fund Descriptions . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . 10

      Voting Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS . . . . . . . . . . . . . . . . . . . 16
      Mortality Risk Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
      Premium Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
      Expenses of Variable Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . 16
      Investments of the Variable Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
      Right to Revoke . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
      Transfers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
      Assignment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
      Contingent Owner and Beneficiary Provisions . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
      Ownership Provisions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
      Substitution of Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
      Contract Owner Inquiries . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19
      Value of an Annuity Unit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
      Assumed Investment Rate  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
      Frequency and Amount of Annuity Payments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19
      Annuitization Date  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19
      Change in Annuitization Date  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19
      Change in Form of Annuity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20
      Annuity Payment Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20
      Death of Contract Owner . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20
      Death of Annuitant Prior to the Annuitization Date . . . . . . . . . . . . . . . . . . . . . . . .21
      Death of Annuitant After the Annuitization Date . . . . . . . . . . . . . . . . . . . . . . . . . 21
      Required Distributions for Individual Retirement Annuities. . . . . . . . . . . . . . . . . . . . 21
GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
      Contract Owner Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
      Statements and Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23
      Allocation of Purchase Payments and Contract Value  . . . . . . . . . . . . . . . . . . . . . . . 23
      Value of a Variable Account Accumulation Unit . . . . . . . . . . . . . . . . . . . . . . . . . . 23
      Net Investment Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
      Valuation of Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
      Determining the Contract Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
      Surrender (Redemption)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
      Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
      Non-Qualified Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
      Individual Retirement Annuities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
      Diversification . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
      Charge for Tax Provisions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
      Advertising . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
LEGAL PROCEEDINGS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . 28

                                    7 of 88

                                     SUMMARY OF CONTRACT EXPENSES
VARIABLE ACCOUNT ANNUAL EXPENSES

      Mortality Risk Charges  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.80    %

      Administration Charge   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.00    %

         Total Variable Account Annual Expenses . . . . . . . . . . . . . . . . . . . . . .      0.80    %

UNDERLYING MUTUAL FUND ANNUAL EXPENSES(1) (AS A PERCENTAGE OF MUTUAL FUND NET ASSETS)
             ------------------------------------------------------------------------------------------------------
                                                            Management                              Total Mutual
                                                               Fees            Other Expenses      Fund Expenses
             ------------------------------------------------------------------------------------------------------
             Dreyfus Stock Index Fund                   0.14%               0.26%                0.40%
             ------------------------------------------------------------------------------------------------------
             The Dreyfus  Socially Responsible  Growth  0.00%               0.25%                0.25%
             Fund
             ------------------------------------------------------------------------------------------------------
             Fidelity VIP-Equity-Income Portfolio       0.52%               0.06%                0.58%
             ------------------------------------------------------------------------------------------------------
             Fidelity VIP-Growth Portfolio              0.62%               0.07%                0.69%
             ------------------------------------------------------------------------------------------------------
             Fidelity VIP-High Income Portfolio         0.61%               0.10%                0.71%
             ------------------------------------------------------------------------------------------------------
             Fidelity VIP-Overseas Portfolio            0.77%               0.15%                0.92%
             ------------------------------------------------------------------------------------------------------
             Fidelity VIP II-Asset Manager Portfolio    0.72%               0.07%                0.79%
             ------------------------------------------------------------------------------------------------------

             Fidelity VIP II-Contrafund Portfolio       0.62%               0.27%                0.89%
             ------------------------------------------------------------------------------------------------------

             NSAT-Capital Appreciation Fund             0.50%               0.06%                0.56%
             ------------------------------------------------------------------------------------------------------
             NSAT-Government Bond Fund                  0.50%               0.01%                0.51%
             ------------------------------------------------------------------------------------------------------
             NSAT-Money Market Fund                     0.50%               0.04%                0.54%
             ------------------------------------------------------------------------------------------------------
             NSAT-Small Company Fund                    1.00%               0.25%                1.25%
             ------------------------------------------------------------------------------------------------------
             NSAT-Total Return Fund                     0.50%               0.02%                0.52%
             ------------------------------------------------------------------------------------------------------

             Neuberger & Berman Advisers                0.79%               0.12%                0.91%
             Management Trust-Growth Portfolio

             ------------------------------------------------------------------------------------------------------

             Neuberger & Berman Advisers                0.60%               0.13%                0.73%
             Management Trust-Limited  Maturity
             Bond  Portfolio

             ------------------------------------------------------------------------------------------------------

             Neuberger & Berman Advisers                0.80%               0.50%                1.30%
             Management Trust-Partners Portfolio
             ------------------------------------------------------------------------------------------------------

             Oppenheimer-Bond Fund                      0.75%               0.06%                0.81%
             ------------------------------------------------------------------------------------------------------
             Oppenheimer-Global Securities Fund         0.75%               0.20%                0.95%
             ------------------------------------------------------------------------------------------------------
             Oppenheimer-Multiple Strategies Fund       0.74%               0.05%                0.79%
             ------------------------------------------------------------------------------------------------------
             Strong-Discovery Fund II, Inc.             1.00%               0.21%                1.21%
             ------------------------------------------------------------------------------------------------------
             Strong-International Stock Fund II         1.00%               1.05%                2.05%
                                                        -----               -----                -----
             ------------------------------------------------------------------------------------------------------
             Strong-Special Fund II, Inc.               1.00%               0.10%                1.10%
             ------------------------------------------------------------------------------------------------------
             TCI Portfolios-TCI Balanced                1.00%               0.00%                1.00%
             ------------------------------------------------------------------------------------------------------
             TCI Portfolios-TCI Growth                  1.00%               0.00%                1.00%
             ------------------------------------------------------------------------------------------------------
             TCI Portfolios-TCI International           1.50%               0.00%                1.50%
             ------------------------------------------------------------------------------------------------------
             Van Eck-Worldwide Bond Fund                0.75%               0.18%                0.93%
             ------------------------------------------------------------------------------------------------------
             Van Eck-Gold and Natural Resources Fund    0.75%               0.21%                0.96%
             ------------------------------------------------------------------------------------------------------

             Van Kampen American Capital-Real Estate
             Securities Fund                            1.00%               0.00%                1.00%
             ------------------------------------------------------------------------------------------------------
             Warburg Pincus-International Equity
             Portfolio                                  1.00%               0.44%                1.44%
             ------------------------------------------------------------------------------------------------------
             Warburg Pincus-Small Company Growth
             Portfolio                                  0.90%               0.35%                1.25%
             ------------------------------------------------------------------------------------------------------

(1)  The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against separate account assets or reductions from Contract Values.  These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account.

                                       6
                                    8 of 88

                                EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.

-------------------------------------------------------------------------------------------------------------
                          If you surrender your      If you do not surrender       If you annuitize your
                                 Contract            your Contract at the end            Contract
                            at the end of the         of the applicable time         at the end of the
                                applicable                    period                    applicable
                               time period                                              time period
-------------------------------------------------------------------------------------------------------------
                         1      3      5      10      1     3      5      10      1     3      5      10
                        Yr.   Yrs.   Yrs.    Yrs.    Yr.   Yrs   Yrs.    Yrs.    Yr.   Yrs.  Yrs.    Yrs.
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index      13    39     68     149     13     39    68     149      *     39    68     149
Fund
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially     11    34     60     132     11     34    60     132      *     34    60     132
Responsible Growth
Fund
-------------------------------------------------------------------------------------------------------------
Fidelity VIP-Equity-     14    45     78     170     14     45    78     170      *     45    78     170
Income Portfolio
-------------------------------------------------------------------------------------------------------------
Fidelity VIP-Growth      16    49     84     183     16     49    84     183      *     49    84     183
Portfolio
-------------------------------------------------------------------------------------------------------------
Fidelity VIP-Overseas    18    56     96     209     18     56    96     209      *     56    96     209
Portfolio
-------------------------------------------------------------------------------------------------------------
Fidelity VIP-High        16    49     85     185     16     49    85     185      *     49    85     185
Income Portfolio
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-    17    52     89     194     17     52    89     194      *     52    89     194
Asset Manager
Portfolio
-------------------------------------------------------------------------------------------------------------

Fidelity VIP II-
Contrafund Porfolio      18    55     95     206     18     55    95     206      *     55    95     206
-------------------------------------------------------------------------------------------------------------


NSAT-Capital             14    44     77     168     14     44    77     168      *     44    77     168
Appreciation Fund
-------------------------------------------------------------------------------------------------------------
NSAT-Government Bond     14    43     74     162     14     43    74     162      *     43    74     162
Fund
-------------------------------------------------------------------------------------------------------------
NSAT-Money Market        14    44     76     166     14     44    76     166      *     44    76     166
Fund
-------------------------------------------------------------------------------------------------------------

NSAT-Small Company       22     66    114    245     22     66    114    245      *     66    114    245
Fund

-------------------------------------------------------------------------------------------------------------
NSAT-Total Return        14    43     74     163     14     43    74     163      *     43    74     163
Fund
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman       18    56     96     208     18     56    96     208      *     56    96     208
Advisers Management
Trust-Growth
Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman       16    50     86     188     16     50    86     188      *     50    86     188
Advisers Management
Trust-Limited
Maturity Bond
Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman       22    68     117    250     22     68    117    250      *     68    117    250
Advisers Management
Trust- Partners
Portfolio
-------------------------------------------------------------------------------------------------------------

                                    9 of 88

 -----------------------------------------------------------------------------------------------------------
                           If you surrender your      If you do not surrender       If you annuitize your
                                  Contract            your Contract at the end            Contract
                             at the end of the         of the applicable time         at the end of th
                                applicable                    period                    applicable
                                time period                                              time period
-----------------------------------------------------------------------------------------------------------
                          1      3      5      10      1     3      5      10      1     3      5      10
                         Yr.   Yrs.   Yrs.    Yrs.    Yr.   Yrs   Yrs.    Yrs.    Yr.   Yrs.  Yrs.    Yrs.
----------------------------------------------------------------------------------------------------------
 Oppenheimer-Bond Fund    17    52     90     197     17     52    90     197      *     52    90     197
-----------------------------------------------------------------------------------------------------------
 Oppenheimer-Global       18    57     98     212     18     57    98     212      *     57    98     212
 Securities Fund
-----------------------------------------------------------------------------------------------------------
Oppenheimer-Multiple     17    52     89     194     17     52    89     194      *     52    89     194
Strategies Fund
-----------------------------------------------------------------------------------------------------------
Strong Discovery Fund    21    65     112    241     21     65    112    241      *     65    112    241
II, Inc.
-----------------------------------------------------------------------------------------------------------

Strong International     30    92     156    328     30     92    156    328      *     92    156    328
Stock Fund II

-----------------------------------------------------------------------------------------------------------
Strong Special Fund      20    62     106    229     20     62    106    229      *     62    106    229
II, Inc.
-----------------------------------------------------------------------------------------------------------
TCI Portfolios-TCI       19    58     101    218     19     58    101    218      *     58    101    218
Balanced
-----------------------------------------------------------------------------------------------------------
TCI Portfolios-TCI       19    58     101    218     19     58    101    218      *     58    101    218
Growth
-----------------------------------------------------------------------------------------------------------
TCI Portfolios-TCI       24    74     127    272     24     74    127    272      *     74    127    272
International
-----------------------------------------------------------------------------------------------------------
Van Eck-Worldwide        18    56     97     210     18     56    97     210      *     56    97     210
Bond Fund
-----------------------------------------------------------------------------------------------------------
Van Eck-Gold and         18    57     98     213     18     57    98     213      *     57    98     213
Natural Resources
Fund
-----------------------------------------------------------------------------------------------------------

Van Kampen American      19    58     101    215     19     58    101    218      *     58    101    218
Capital-Real Estate
Securities Fund
-----------------------------------------------------------------------------------------------------------
Warburg Pincus-          24    72     124    265     24     72    124    265      *     72    124    265
International Equity
Portfolio
-----------------------------------------------------------------------------------------------------------
Warburg Pincus-Small     22    66     114    245     22     66    114    245      *     66    114    245
Company Growth Portfolio
-----------------------------------------------------------------------------------------------------------

 *The Contracts sold under this Prospectus do not permit annuitizations during the first two Contract years.

 The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly when investing in the Contract.  The expenses of the Variable
 Account as well as those of the underlying Mutual Fund options are reflected in the Example.  For more and complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions."  For more and complete information regarding expenses paid out of the assets of the underlying Mutual Fund options, see the underlying Mutual
 Funds' prospectuses.  Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium
 Taxes").

                                    10 of 88

                                    SYNOPSIS

      There are two types of Contracts: Non-Qualified Contracts may be purchased with money from any source or an Individual Retirement Annuity may be purchased with annual IRA contributions or contributions rolled-over from Qualified Plans, Tax-Sheltered Annuities or other IRAs.

      The Company does not deduct a sales charge from Purchase Payments made for these Contracts. The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").

      There are no minimum initial Purchase Payment or minimum subsequent Purchase Payment requirements. Subsequent Purchase Payments are not permitted for Contracts purchased in the states of New York, Oregon and Washington. The cumulative total of all Purchase Payments under a Contract may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

      If the Contract Value at the Annuitization Date is less than $5,000, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $50, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $50 (see "Frequency and Amount of Annuity Payments").

      Premium taxes payable to any governmental entity will be charged against the Contracts. If any such premium taxes are payable at the time purchase payments are made, the premium tax deduction will be made prior to allocation to any underlying Mutual Fund option (see "Premium Taxes").

      To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the day the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this Prospectus. When the Contract is received by the Company, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of purchase payments (see "Right to Revoke").

                       NATIONWIDE LIFE INSURANCE COMPANY

      The Company is a stock life insurance company organized under the laws of the State of Ohio in 1929. The Company is a member of the Nationwide Insurance Enterprise, with its home offices at One Nationwide Plaza, Columbus, Ohio 43216-6609. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in the District of Columbia, Puerto Rico, and in all states.

                              THE VARIABLE ACCOUNT

      The Variable Account was established by the Company on October 7, 1981, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

      The Variable Account is a separate investment account of the Company and, as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

      Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the underlying Mutual Fund option(s) designated by the Contract Owner. A separate Sub-Account is established within the Variable Account for each of the underlying Mutual Fund options that may be designated by the Contract Owner.

                                    11 of 88

UNDERLYING MUTUAL FUND OPTIONS

      Contract Owners may choose from among a number of different Sub-Account options. A summary of investment objectives is contained in the descriptions of each underlying Mutual Fund option below. THERE CAN BE NO ASSURANCE THAT THE FUNDS' INVESTMENT OBJECTIVES WILL BE ACHIEVED.

DREYFUS STOCK INDEX FUND

      The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. Wells Fargo Nikko Investment Advisors serves as the Fund's index fund manager. As of May 1, 1994, the Dreyfus Life and Annuity Index Fund began doing business as the Dreyfus Stock Index Fund.

Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

      The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment advisor. Tiffany Capital Advisors, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

Investment Objective: The Fund's primary goal is to provide capital growth equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributed to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

      The fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The funds shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

      -EQUITY-INCOME PORTFOLIO

      Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

      -GROWTH PORTFOLIO

      Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

      -HIGH INCOME PORTFOLIO

      Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. The Portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

      - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

                                   12 of 88

      - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

      Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

      -OVERSEAS PORTFOLIO

      Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

      The Variable Insurance Products Fund II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the fund's manager.

      -ASSET MANAGER PORTFOLIO

      Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.


      -Contrafund Portfolio

      Investment Objective: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investment in domestic and foreign companies, small and large, many of which may not be well known. The fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.



NATIONWIDE SEPARATE ACCOUNT TRUST

      Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the five separate Mutual Funds listed below, each with its own investment objective. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of the Trust are managed by Nationwide Financial Services, Inc. of One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.

      -CAPITAL APPRECIATION FUND

      Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

      -GOVERNMENT BOND FUND

      Investment Objective: To provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

      -MONEY MARKET FUND

      Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

      -SMALL COMPANY FUND

      Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. Nationwide Financial Services, Inc.("NFS"), the Fund's adviser, has employed a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are the Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NFS hopes to increase prospects for investment return and to reduce market risk and volatility.

                                       11
                                    13 of 88

      -TOTAL RETURN FUND

      Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (FORMERLY "ADVISERS MANAGEMENT TRUST")

      Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

      -GROWTH PORTFOLIO

      Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

      -LIMITED MATURITY BOND PORTFOLIO (FORMERLY "BOND PORTFOLIO")

      Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

      -PARTNERS PORTFOLIO

      Investment Objective: To seek capital growth. This portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days notice thereof. There is no assurance the investment objective will be met.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

      The Oppenheimer Variable Account Funds is an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Management Corporation is the Funds' investment adviser.

      -OPPENHEIMER BOND FUND

      Investment Objective: Primarily to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the fund seeks capital growth when consistent with its primary objective.

      -OPPENHEIMER GLOBAL SECURITIES FUND

      Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to be speculative.

                                   14 of 88

      -OPPENHEIMER MULTIPLE STRATEGIES FUND

      Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG SPECIAL FUND II, INC.

      The Strong Special Fund II, Inc. ("Special Fund II") is a diversified, an open-end management company commonly called a Mutual Fund. The Special Fund II was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for the Fund.

      -SPECIAL FUND II

      Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE PRODUCTS FUNDS

      The Strong Variable Insurance Funds, Inc. is a diversified, open-end management investment company, commonly called a Mutual Fund. The Strong Discovery Fund II, Inc. ("Discovery Fund II") and Strong International Stock Fund II (International Stock Fund II") were incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. (the "Adviser") is the investment advisor for each of the Funds.

      -DISCOVERY FUND II, INC.

      Investment Objective: The Discovery Fund II's investment objective is to seek maximum capital appreciation through investments in a diversified portfolio of securities.

      -INTERNATIONAL STOCK FUND II

      Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

TCI PORTFOLIOS, INC., MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS.

      TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the Twentieth Century Family of Mutual Funds, TCI Portfolios is managed by Investors Research Corporation.

-     TCI BALANCED

      Investment Objective: Capital growth and current income. The fund will seek to achieve its objective by maintaining approximately 60% of the assets of the fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

-     TCI GROWTH

      Investment Objective: Capital growth. The fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the fund's investment manager, better than average potential for appreciation. The fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

      The fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at

                                    15 of 88
      least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

-     TCI INTERNATIONAL

      Investment Objective: To seek capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the fund will be common stocks (defined to include depository receipts for common stocks), the fund may also invest in other types of securities consistent with the fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the fund may invest up to 35% of its assets in such other securities. There can be no assurance that the fund will achieve its objectives.

      (Although the Statement of Additional Information concerning TCI Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)

VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)

      Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "Business Trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable insurance and annuity policies. The investment adviser and manager is Van Eck Associates Corporation.

      -WORLDWIDE BOND FUND (FORMERLY GLOBAL BOND FUND)

      Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.

      -GOLD AND NATURAL RESOURCES FUND

      Investment Objective: To seek long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal. Current income is not an objective.


VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

      The Van Kampen American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachsetts business trust on June 3, 1985. The Trust offers shares in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Portfolio's investment adviser.

      -AMERICAN CAPITAL REAL ESTATE SECURITIES FUND

      Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its Investment objective.

WARBURG PINCUS TRUST

The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors.")

-     INTERNATIONAL EQUITY PORTFOLIO
      Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of "Counsellors" have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

-     SMALL COMPANY GROWTH PORTFOLIO

      Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth.
      The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.


      More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the underlying Mutual Fund options being considered must accompany this Prospectus and should be read in conjunction herewith. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-848-6331, Voice Response (available 24 hours) 1-800-573-2447, TDD 1-800-238-3035 or writing P.O. Box 16609, Columbus, Ohio 43216-6609.

      The underlying Mutual Fund options may also be available to other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Fund options. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect the Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Fund or Mutual Funds involved in the conflict.

VOTING RIGHTS

      Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

      In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the

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
underlying Mutual Funds in accordance with instructions received from persons whose Contract Value is measured by units in the Variable Account. However, if the Investment Company Act of 1940 or any Regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract shall be the Contract Owner. The number of shares held in the Variable Account which is attributable to each Contract Owner is determined by dividing the Contract Owner's interest in the Variable Account by the net asset value of the applicable share of the underlying Mutual Funds.

      The number of shares held in the Variable Account which is attributable to each Contract is determined by dividing the reserve for such Contract by the net asset value of one share.

      The number of shares which a person has the right to vote will be determined as of the date chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund and voting instructions will be solicited by written communication at least 15 days prior to such meeting.

      Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

      Each person having the voting interest in the Variable Account will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions with respect to the proportion of the underlying Mutual Fund shares held in the Variable Account corresponding to his or her interest in the Variable Account.

      VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE

      The Company assumes a "mortality risk" that variable annuity payments will not be affected by the death rates of persons receiving such payments or of the general population by virtue of annuity rates incorporated in the Contract which cannot be changed.

      For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual basis to 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

PREMIUM TAXES

      The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. To the best of the Company's present knowledge, premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either: (1) at the time the Contract is surrendered, (2) at Annuitization, or (3) in those states which so require, at the time Purchase Payments are made to the Contract.

EXPENSES OF VARIABLE ACCOUNT

      Expenses of the Variable Account with respect to the Contracts described herein include mortality expenses relating to the guarantee of annuity purchase rates at issue for the life of the Contract and the payment of minimum death benefits prior to the Designated Annuitant's 86th birthday regardless of the investment experience of the Variable Account.

INVESTMENTS OF THE VARIABLE ACCOUNT

      At the time of purchase each Contract Owner elects to have Purchase Payments attributable to his participation in the Variable Account allocated among one or more of the Sub-Accounts which consist of shares in the underlying Mutual Fund options. Shares of the respective underlying Mutual Fund options specified by the Contract Owner are purchased at net asset value for the respective Sub-Account(s) and converted into

                                       15



                                    17 of 88

Accumulation Units. At the time of purchase, the Contract Owner designates the underlying Mutual Funds to which he or she desires to have Purchase Payments allocated. Such election is subject to any minimum purchase payment limitations which may be imposed by the underlying Mutual Funds designated.
The Contract Owner may change the election as to allocation of Purchase Payments or may elect to exchange amounts among the Sub-Account options pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Fund options, in addition to those set forth in the Contracts.

RIGHT TO REVOKE

      The Contract Owner may revoke the Contract at any time between the Date of Issue and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be a return of purchase payments. In order to revoke the Contract, it must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this Prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this Prospectus.

      The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

      Transfers must be made prior to the Annuitization Date. Transfers among the sub-accounts may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without their having to elect the privilege. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record. Although failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably determined to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days' written notice to Contract Owners.

ASSIGNMENT

      Where permitted, the Contract Owner may assign the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt and recording by the Company at its Home Office of a written notice thereof executed by the Contract Owner. The Company assumes no responsibility for the validity or tax consequences of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before recording of the assignment.

      Any portion of Contract Value which is pledged or assigned shall be treated as a distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in this Contract are personal to the Contract Owner and may not be assigned without written consent of the Company. Individual Retirement Accounts and Individual Retirement Annuities are not eligible for assignment.

CONTINGENT OWNER AND BENEFICIARY PROVISIONS

      The Contingent Owner is the person or persons who may receive certain benefits under the Contract in the event the Contract Owner dies before the Annuitization Date. If more than one Contingent Owner survives the Contract Owner, each will share equally unless otherwise specified in the Contingent Owner designation. If a Contingent Owner is not named or predeceases the Contract Owner, all rights and interest of the Contingent Owner will vest in the Contract Owner's estate. Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner from time to time prior to the Annuitization Date, by written notice to

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
the Company. The change, upon receipt and recording by the Company at its Home Office, will take effect as of the time the written notice was signed, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

      The Beneficiary is the person or persons who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary shall vest in the Contingent Beneficiary, and if more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If a Contingent Beneficiary is not named or predeceases the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the Contract Owner's estate. Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary from time to time during the lifetime of the Annuitant, by written notice to the Company. The change, upon receipt by the Company at its Home Office, will take effect as of the time the written notice was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

OWNERSHIP PROVISIONS

      Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. The Contract Owner(s) retains sole rights in the Contract upon the other's death prior to the Annuitization Date. Unless otherwise provided, when Joint Owner(s) are named, the exercise of any ownership right in the Contract (including the right to surrender or partially surrender the Contract, to change the Owner, the Contingent Owner, the Annuitant, the Contingent Annuitant, the Beneficiary, the Contingent Beneficiary, the Annuity Payment Option or the Annuitization Date) shall require a written indication of an intent to exercise that right, which must be signed by both the Owners. Joint Owners must be spouses at the time joint ownership is requested.

      If a Contract Owner dies prior to the Annuitization Date and the Contract Owner and the Annuitant are not the same person, Contract ownership will be determined in accordance with the "Death of Contract Owner" provision on page
19. If the Annuitant (regardless of whether the Annuitant is also the Contract Owner) dies prior to the Annuitization Date, ownership will be determined in accordance with the "Death of Annuitant Prior to the Annuitization Date" provision. On and after the Annuitization Date, the Contract Owner is the Annuitant.

      Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner. Such change may be subject to state and federal gift taxes, and may also result in current federal income taxation (see the "Taxes" provision on page 24). Any change of Contract Owner will automatically revoke any prior Contract Owner designation. Any request for change of Contract Owner must be (1) made by proper written application, (2) received and recorded by the Company at its Home Office, and (3) may include a signature guarantee as specified in the "Surrender" provision. The change will become effective as of the date the written request is signed. A new choice of Contract Owner will not apply to any payment made or action taken by the Company prior to the time it was received and recorded.

      The Contract Owner may request a change in the Annuitant or Contingent Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to the Company and must be signed by the Contract Owner and the person to be named as Annuitant or Contingent Annuitant. Any such change is subject to underwriting and approval by the Company.

SUBSTITUTION OF SECURITIES

      If the shares of the underlying Mutual Funds described in this Prospectus should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another underlying Mutual Fund for underlying Mutual Fund shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.

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                                    19 of 88

CONTRACT OWNER INQUIRIES

      Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609 , or calling 1-800-848-6331, Voice Response (available 24 hours) 1-800-573-2447, TDD
1-800-238-3035.


                   ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

      At the Annuitization Date the Variable Account Contract Value is applied to the Annuity Payment Option elected in accordance with the Annuity Table in the Contract.

      Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VALUE OF AN ANNUITY UNIT

      The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a sub-account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see "Net Investment Factor").

ASSUMED INVESTMENT RATE

      A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

      Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $5,000, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $50, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $50.

ANNUITIZATION DATE

      The Contract Owner selects an Annuitization Date at the time of Application. Such date may be the first day of a calendar month or any other agreed upon date.

CHANGE IN ANNUITIZATION DATE

      The Contract Owner may, upon prior written notice to the Company, change the Annuitization Date. The date to which such a change may be made shall be the first day of a calendar month.

      If the Contract Owner requests in writing (see "Ownership Provisions"), and the Company approves the request, the Annuitization Date may be deferred. The amount of the Death Benefit will be limited to the Contract Value if the Annuitization Date is postponed beyond the Annuitant's 86th birthday.



                                       18



                                    20 of 88

CHANGE IN FORM OF ANNUITY

      The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

ANNUITY PAYMENT OPTIONS

      Any of the following Annuity Payment Options may be elected:

      Option 1-Life Annuity-An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

      Option 2-Joint and Last Survivor Annuity-An annuity payable monthly during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:

      (1) If the Annuitant is the payee, any guaranteed annuity payments will be continued during the remainder of the selected period to such recipient as chosen by the Annuitant at the time the Annuity Payment Option was selected. In the alternative, the recipient may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section (2) below.

      (2) If someone other than the Annuitant is the payee, the present value, computed as of the date on which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, computed at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

      Some of the stated Annuity Options may not be available in all states. The Owner may request an alternative non-guaranteed option by giving notice in writing prior to annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

      If the Owner fails to elect an Annuity Payment Option, the Contract Value will continue to accumulate. Individual Retirement Annuities are subject to the minimum distribution requirements set forth in the Internal Revenue Code.

DEATH OF CONTRACT OWNER

      If the Contract Owner and the Annuitant are not the same person and the Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If no Joint Owner is named (or if the Joint Owner predeceases the Contract Owner), then the Contingent Owner becomes the new Contract Owner. If no Contingent Owner is named (or if the Contingent Owner predeceases the Contract Owner), then the Contract Owner's estate becomes the Contract Owner. Unless the new Contract Owner is the prior Contract Owner's spouse, the entire interest in the Contract, less applicable deductions must be distributed within five years of the prior Contract Owner's death. The new Contract Owner may elect to receive distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the prior Contract Owner's death. If the new Contract Owner is the spouse of the prior Contract Owner, then the Contract may be continued without any required Distribution.

      If the Annuitant (regardless of whether the Annuitant is also the Contract Owner) dies prior to the Annuitization Date, a Death Benefit will be payable in accordance with the "Death of Annuitant Prior to the Annuitization Date" provision below, provided, that all distributions made as a result of the death of the Contract Owner shall be made within the time limits set forth above.

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                                   21 of 88

      Individual Retirement Annuities will be subject to other specific rules set forth in the Internal Revenue Code concerning distributions upon the death of the Contract Owner (see "Required Distributions for Individual Retirement Annuities" on pages 20 and 21).

DEATH OF ANNUITANT PRIOR TO THE ANNUITIZATION DATE

      If the Annuitant dies prior to the Annuitization Date, a Death Benefit is payable unless the Contract Owner has also named a Contingent Annuitant, in which case the Death Benefit is payable upon the death of the last survivor of the Annuitant and Contingent Annuitant. The Death Benefit is payable to the Beneficiary. If no Beneficiary is named (or if the Beneficiary predeceases the Annuitant), then the Death Benefit is payable to the Contingent Beneficiary.
If no Contingent Beneficiary is named (or if the Contingent Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to Contract Owner or the Contract Owner's estate.

      The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives in writing both (1) due proof of the Annuitant's death and (2) an election for either (a) a single sum payment or (b) an Annuity Payment Option: (3) and any form required by state insurance laws. If a single sum payment is requested, payment will be made in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, election must be made by the Contract Owner during the 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period, the Death Benefit will be paid in a single sum payment. If the Annuitant dies prior to his or her 86th birthday, the value of the Death Benefit will be the greatest of (1) the sum of all Purchase Payments, made to the Contract less any amounts surrendered, (2) the Contract Value, or (3) the Contract Value as of the most recent five-year Contract Anniversary, less any amounts surrendered since the most recent five-year Contract Anniversary. If the Annuitant dies on or after his or her 86th birthday, then the Death Benefit will be equal to the Contract Value.

      If the Contract Owner is not a natural person, the death of the Annuitant (or a change in the Annuitant), regardless of whether a Contingent Annuitant has been named, will be treated like a death of the Contract Owner for purposes of the "Death of Contract Owner" provision and will result in a distribution of either:

      (a) the Death Benefit described above (if there is no Contingent Annuitant and the Annuitant has died), or in all other cases
      (b) a distribution to the Contract Owner if the Annuitant has been changed.

provided that any such distribution must be made within the time period specified in the "Death of Contract Owner" provision.

DEATH OF ANNUITANT AFTER THE ANNUITIZATION DATE

      If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option selected.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

      Distribution from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. Distribution may be accepted in a lump sum or in nearly equal payments over: (a) the Contract Owner's life or the lives of the Contract Owner and the Contract Owner's spouse or designated beneficiary, or (b) a period not extending beyond the life expectancy of the Contract Owner and the life expectancy of the Contract Owner's spouse or designated beneficiary.

      If the Contract Owner dies prior to the commencement of the distribution, the interest in the Individual Retirement Annuity must be distributed by December 31 of the fifth anniversary of the Contract Owner's death unless:

(a) The Contract Owner has named his or her surviving spouse as the designated beneficiary and such spouse elects to:

      (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

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                                    22 of 88

      (ii) receive distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70 1/2; or

(b) The Contract Owner has named a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Contract Owner dies.

      If the Contract Owner dies after distribution has commenced, the distribution must continue at least as rapidly as under the schedule being used prior to the Contract Owner's death, except to the extent that a surviving spouse beneficiary may elect to treat the Contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

      If the amounts distributed to the Contract Owner are less than those mentioned above, penalty tax of 50% is levied on the amount that should have been distributed for that year.

      A pro-rata portion of all distributions will be included in the gross income of the person receiving the distribution and taxed at ordinary income tax rates. The portion of the distribution which is taxable is based on the ratio between the amount by which non-deductible contributions exceed prior non-taxable distributions and total account balances at the time of the distribution. The Contract Owner must annually report the amount of non-deductible contributions, the amount of any distribution, the amount by which non-deductible contributions for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

      Individual Retirement Annuity distributions will not receive the benefit of the tax treatment of a lump sum distribution from a Qualified Plan. If the Contract Owner dies prior to the time distribution of the Contract Owner's interest in the annuity is completed, the balance will also be included in the Contract Owner's gross estate.

                             GENERAL INFORMATION

CONTRACT OWNER SERVICES

      ASSET REBALANCING - The Contract Owner may direct the automatic reallocation of contract values to the underlying Mutual Fund options on a predetermined percentage basis every three months. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the last business day before that day. Asset Rebalancing will not affect future allocations of purchase payments. An Asset Rebalancing request must be in writing on a form provided by the Company.

      The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days' written notice to the Contract Owners; however, any such discontinuation would not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

      DOLLAR COST AVERAGING- The Contract Owner may direct the Company to automatically transfer a specified amount from the Money Market Fund Sub-Account to any other Sub-Account within the Variable Account on a monthly basis. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss in a declining market. Transfers for purposes of Dollar Cost Averaging can only be made from
the Money Market Fund Sub-Account.   The minimum monthly Dollar Cost Averaging
transfer is $100. A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Money Market Fund Sub-Account will be processed monthly until the value in the Money Market Fund Sub-Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the monthly transfers.

      The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Contract Owners however, any such discontinuation would not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

                                   23 of 88

      SYSTEMATIC WITHDRAWALS- The Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all of the Sub-Accounts in which the Contract Owner has an interest. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the Contract Owner is under age 59 1/2. If directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. A Systematic Withdrawal program will terminate automatically at the end of each Contract Year and may be reinstated only pursuant to a new request. The Contract Owner may discontinue Systematic Withdrawals at any time by notifying the Company in writing.

         Systematic Withdrawals are not available prior to the expiration of the ten day free look provision of the Contract. The Company also reserves the right to assess a processing fee for this service.

STATEMENTS AND REPORTS

      Nationwide will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law or regulation. Contract Owners should therefore give Nationwide prompt notice of any address change. Nationwide will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional purchase payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the Owner's Contract. Nationwide will assume all transactions are accurate unless the Contract Owner notifies Nationwide otherwise within 30 days after receipt of the statement. Nationwide will also send to Contract Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

      Purchase Payments are allocated to one or more Sub-Accounts within the Variable Account in accordance with the designation of the underlying Mutual Funds by the Contract Owner, and converted into Accumulation Units.

      There are no minimum initial Purchase Payment nor minimum subsequent Purchase Payment requirements. Subsequent Purchase Payments are not permitted in the states of New York, Oregon, and Washington. The cumulative total of all Purchase Payments under a Contract may not exceed $1,000,000 without prior consent of the Company. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Annuitant may not exceed $1,000,000 without prior consent of the Company.

      The initial Purchase Payment allocated to designated Sub-Accounts of the Variable Account will be priced not later than 2 business days after receipt of an order to purchase, if the Application and all information necessary for processing the purchase order are complete upon receipt by the Company, and the Company may retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete Application. If the Application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the Application is made complete. Thereafter, the Purchase Payment will be priced within 2 business days.

      Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

      The value of a Variable Account Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when underlying Mutual Fund shares in that Sub-Account were made available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-
                                       22



                                    24 of 88

Account for the immediately preceding Valuation Period by the Net
Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

      The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)   is the net of:

      (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

      (2) the per share amount of any dividend or capital gain distributions made by the underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

(b) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.

(c) is a factor representing the daily Mortality Risk Charge deducted from the Variable Account. Such factor is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account.

      For underlying Mutual Funds that credit dividends on a daily basis and pay such dividends once a month (the Nationwide Separate Account Trust - Money Market Fund), the Net Investment Factor allows for the monthly reinvestment of these daily dividends. The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for the Mortality Risk Charge.

VALUATION OF ASSETS

      Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

      The sum of the value of all Variable Account Accumulation Units attributable to the Contract is the Contract Value. The number of Accumulation Units credited each Sub-Account are determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account during the Valuation Period in which the Purchase Payment is received by the Company. In the event part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account bears to the total Contract Value.

SURRENDER (REDEMPTION)

      While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will, upon proper written application by the Contract Owner deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper Written Application" means that the Contract Owner must request the surrender in writing and include the Contract. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

      The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account necessary to equal the gross dollar amount requested. In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest. The number of Accumulation Units surrendered from each Sub-Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts bears to the total Contract Value.

      The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone

                                   25 of 88
the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

TAXES

      The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult their financial or tax advisers to discuss in detail their particular tax situation and the use of the Contracts.

      Section 72 of the Code governs taxation of annuities in general. That section sets forth different rules for annuities purchased as Non- Qualified Contracts and annuities which are purchased as Individual Retirement Annuities. Non-Qualified Contracts and Individual Retirement Annuities are discussed separately below.

      Generally, the amount of any payment of items of interest to a nonresident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includable in the recipient's gross income.

NON-QUALIFIED CONTRACTS

      The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

      Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. (Additional limitations on the use of multiple contracts may be imposed by Treasury regulations). Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

      The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to purchase payments made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase.

      Code Section 72 also provides for a penalty, equal to 10% of any Distribution which is includable in gross income, if such Distribution is made prior to attaining age 59 1/2 or disability of the Contract Owner. The penalty does not apply if the Distribution is one of a series of substantially equal periodic payments made over the life or life expectancy (or joint lives or life expectancies) of the Annuitant (and the Annuitant's Beneficiary), or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company policy and subject to

                                    26 of 88
limitations of the Contract including but not limited to first year withdrawals. If the Annuitant selects an annuity for life or life expectancy and changes the method of payment before the expiration of 5 years and the attainment of age 59 1/2, the early withdrawal penalty will apply. The penalty will be equal to that which would have been imposed had no exception applied from the outset, and the Annuitant will also pay interest on the amount of the penalty from the date it would have originally applied until it is actually paid.

      In order to qualify as an annuity Contract under Section 72 of the Code, the Contract must provide for Distribution to be made upon the death of the Contract Owner. In such case, the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Owner's death. However, the recipient may elect for payments to be made over their life or life expectancy if such payments begin within one year from the death of the Contract Owner. If the Contingent Owner or other named recipient is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death. If the Contract Owner is not an individual, the death of the Annuitant (or a change in the Annuitant) will result in a distribution pursuant to these rules, regardless of whether a Contingent Annuitant has been named.

      The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner. The Contract Owner is entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year.

      The Company may be required to determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Internal Revenue Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay under Section 2603 of the Internal Revenue Code. A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.

INDIVIDUAL RETIREMENT ANNUITIES

      The Contract may be purchased as an Individual Retirement Annuity under
Section 408(b) of the Code. Because the Contract's initial and subsequent Purchase Payments are greater than the maximum contribution permitted an Individual Retirement Annuity, or an Individual Retirement Annuity Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, an Individual Retirement Annuity Contract may be purchased only in connection with a rollover of amounts from a Qualified Plan, Tax-Sheltered Annuity or IRA. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as an Individual Retirement Annuity.

      Recent changes to the Code permit the rollover of most distributions from Qualified Plans to other Qualified Plans or IRAs. Most distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity or IRA. Distributions which may not be rolled over are those which are:

      1. one of a series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee, b) the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or c) for a specified period of ten years or more, or

      2.    a required minimum distribution.

      Any distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the distribution is transferred directly to an appropriate plan as described above.

      Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all purchase payments (less any surrenders), it is possible the Internal Revenue Service could determine that the Individual Retirement Account or Individual Retirement Annuity did not qualify for the desired tax treatment.

DIVERSIFICATION

      The Internal Revenue Service has promulgated regulations under Section 817(h) of the Internal Revenue Code ("Code") relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure

                                   27 of 88
to satisfy the regulations was inadvertent, the failure is corrected, and the Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Owner if the income, for the period the contract was not diversified, had been received by the Owner. If the failure to diversify is not corrected in this manner, the Owner of an annuity Contract will be deemed the Owner of the underlying securities and will be taxed on the earnings of his account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract will meet these diversification standards.

CHARGE FOR TAX PROVISIONS

      The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

ADVERTISING

      A "yield" and "effective yield" may be advertised for Nationwide Separate Account Trust Money Market Fund sub-account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the sub-account's units. Yield is an annualized figure, which means that it is assumed that the sub-account generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

      The Company may also from time to time advertise the performance of the sub-account of the Variable Account relative to the performance of other variable annuity sub-accounts or underlying mutual funds with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

      The sub-accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 Year CD Rates; and Dow Jones Industrial Average.

      Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/ Wiesenberger, Morningstar, Donoghue's; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Funds against all underlying Mutual Funds over specified periods and against underlying Mutual Funds in specified categories. The rankings may or may not include the effects of sales or other charges.

      The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company.
The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

      The Company may from time to time advertise several types of historical performance for the sub-accounts of the Variable Account. The Company may advertise for the sub-accounts standardized "average annual total return", calculated in a manner prescribed by the Securities and Exchange Commission, and non
                                       26



                                    28 of 88
standardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the underlying Mutual Fund option held in the sub-account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.

      Non standardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

      For those underlying Mutual Fund options which have not been held as sub-accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and non-standardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as sub-accounts within the Variable Account for the period quoted.

ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE COMPANY IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE FUTURE RESULTS. A CONTRACT OWNER'S CONTRACT VALUE AT REDEMPTION MAY BE MORE OR LESS THAN ORIGINAL COST.

                               LEGAL PROCEEDINGS

      There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.

      The General Distributor, Nationwide Financial Services, Inc., is not engaged in any litigation of any material nature.


                        TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                                                      PAGE
General Information and History . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Purchase of Securities Being Offered  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Underwriters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Calculations of Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Fund Performance Summary  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A
Annuity Payments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3



                                       27



                                    29 of 88

                     STATEMENT OF ADDITIONAL INFORMATION
                               OCTOBER 27, 1995
INDIVIDUAL MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY
                      THE NATIONWIDE VARIABLE ACCOUNT-II
                     OF NATIONWIDE LIFE INSURANCE COMPANY

      This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated, October 27,1995. The Prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331,
Voice Response (available 24 hours) 1- 800-573-2447, TDD 1-800-238-3035.

                                                TABLE OF CONTENTS
                                                                                                                PAGE
General Information and History . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
Purchase of Securities Being Offered  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
Underwriters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
Calculations of Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
Fund Performance Summary  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   N/A
Annuity Payments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3

GENERAL INFORMATION AND HISTORY

      The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Corporation. Nationwide Corporation is a holding company. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%).

SERVICES

      The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

      The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Funds.

      The financial statements and schedule have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

      The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

      The Contracts, which are offered continuously, are distributed by Nationwide Financial Services, Inc. ("NFS"), One Nationwide Plaza, Columbus, Ohio, 43216, a wholly owned subsidiary of the Company. During the fiscal year ended December 31, 1994, 1993 and 1992, no underwriting commissions were paid by the Company to NFS.

CALCULATIONS OF PERFORMANCE

      Any current yield quotations of the Nationwide Separate Account Trust Money Market Fund sub-account, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one

                                   30 of 88
accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The Nationwide Separate Account Trust Money Market Fund sub-account's effective yield shall be computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund.

      The Nationwide Separate Account Trust Money Market Fund sub-account's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the sub-account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a Contract Owner's investment in the Nationwide Separate Account Trust Money Market Fund sub-account is not guaranteed or insured.
Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

      Income generated within a bond sub-account may be reflected in "30 Day Yield" quotations. Such quotations are computed by dividing the net investment income per Accumulation Unit during the 30 day period by the maximum unit value per Accumulation Unit on the last day of the period. The formula for arriving at bond fund yield quotations is as follows: 2[((a-b)/cd+1)to the 6th power-1] where: a= net investment income earned by the applicable portfolio; b= expenses for the period, including contract level fees and charges; c= the average daily number of Accumulation Units outstanding during the period; and d= the maximum offering price per Accumulation Unit on the last day of the period.

      All performance advertising shall also include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with standardized Average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a
 .80% Mortality Charge. No deduction is made for premium taxes which may be assessed by certain states. Non standardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the non standardized total return is based on a hypothetical initial investment of $25,000. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

      The standardized average annual total return and non standardized total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.
Both the standardized average annual return and the non standardized total return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying Mutual Fund option held in the sub-account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. For those underlying Mutual Fund options which have not been held as sub-accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and non standardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as sub-accounts within the Variable Account for the period quoted.

      Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, would not be considered a guarantee of future performance. Factors affecting a sub- account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments", located in the prospectus.

                                    31 of 88

                          Independent Auditors' Report
                          ----------------------------

The Board of Directors and Contract Owners of
  Nationwide Variable Account-II
  Nationwide Life Insurance Company:

        We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II as of December 31, 1994, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-II as of December 31, 1994, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

       Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in
Schedule I is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 3, 1995

                                   32 of 88

================================================================================
                        NATIONWIDE VARIABLE ACCOUNT - II

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               DECEMBER 31, 1994


ASSETS:
   Investments at market value:
    American VI Series - Growth Fund (AVISGro)
         590,389 shares (cost $14,970,581)  . . . . . . . . . . . . . . . .    $       18,414,233
    American VI Series - High-Yield Bond Fund (AVISHiYld)
         211,459 shares (cost $2,979,179) . . . . . . . . . . . . . . . . .             2,660,151
    American VI Series - U.S. Government/AAA-Rated
    Securities Fund (AVISGvt)
         919,657 shares (cost $10,241,641)  . . . . . . . . . . . . . . . .             9,831,138
    The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         582,669 shares (cost $7,874,254) . . . . . . . . . . . . . . . . .             7,708,705
    Dreyfus Stock Index Fund (DryStkIx)
         1,071,677 shares (cost $14,040,081)  . . . . . . . . . . . . . . .            13,867,506
    Fidelity VIP - Equity-Income Portfolio (FidEqInc)
         41,010,206 shares (cost $595,749,488)  . . . . . . . . . . . . . .           629,506,663
    Fidelity VIP - Growth Portfolio (FidGro)
         28,510,139 shares (cost $601,541,999)  . . . . . . . . . . . . . .           618,384,917
    Fidelity VIP - High Income Portfolio (FidHiInc)
         21,524,712 shares (cost $235,076,653)  . . . . . . . . . . . . . .           231,605,905
    Fidelity VIP - Overseas Portfolio (FidOSeas)
         31,571,795 shares (cost $497,851,760)  . . . . . . . . . . . . . .           494,730,027
    Fidelity VIP-II - Asset Manager Portfolio (FidAsMgr)
         57,652,695 shares (cost $805,885,137)  . . . . . . . . . . . . . .           795,030,663
    Nationwide SAT - Capital Appreciation Fund (NWCapApp)
         2,155,948 shares (cost $23,525,236)  . . . . . . . . . . . . . . .            23,542,952
    Nationwide SAT - Government Bond Fund (NWGvtBd)
         21,314,889 shares (cost $235,572,549)  . . . . . . . . . . . . . .           217,411,868
    Nationwide SAT - Money Market Fund (NWMyMkt)
         693,927,633 shares (cost $693,927,633) . . . . . . . . . . . . . .           693,927,633
    Nationwide SAT - Total Return Fund (NWTotRet)
         20,292,981 shares (cost $195,150,109)  . . . . . . . . . . . . . .           196,841,919
    Neuberger & Berman - Growth Portfolio (NBGro)
         10,090,728 shares (cost $220,608,063)  . . . . . . . . . . . . . .           204,942,684
    Neuberger & Berman - Limited Maturity Bond Portfolio (NBLtdMat)
         10,421,342 shares (cost $148,881,463)  . . . . . . . . . . . . . .           146,107,214
    Neuberger & Berman - Partners Portfolio (NBPart)
         688,263 shares (cost $6,795,062) . . . . . . . . . . . . . . . . .             6,724,330
    Oppenheimer - Bond Fund (OppBdFd)
         8,105,233 shares (cost $92,272,853)  . . . . . . . . . . . . . . .            87,374,414
    Oppenheimer - Global Securities Fund (OppGlSec)
         12,185,645 shares (cost $197,431,792)  . . . . . . . . . . . . . .           183,881,376
    Oppenheimer - Multiple Strategies Fund (OppMult)
         8,427,439 shares (cost $108,462,704) . . . . . . . . . . . . . . .           108,798,242
    Strong VIP - Strong Discovery Fund II, Inc. (StDisc2)
         11,443,135 shares (cost $124,602,967)  . . . . . . . . . . . . . .           115,232,369
    Strong VIP - Strong Special Fund II, Inc. (StSpec2)
         20,598,037 shares (cost $294,886,137)  . . . . . . . . . . . . . .           293,110,074
    TCI Portfolios - TCI Balanced (TCIBal)
         9,965,805 shares (cost $58,656,775)  . . . . . . . . . . . . . . .            59,396,197
    TCI Portfolios - TCI Growth (TCIGro)
         37,398,419 shares (cost $323,092,249)  . . . . . . . . . . . . . .           344,439,442
    TCI Portfolios - TCI International (TCIInt)
         3,667,722 shares (cost $18,381,121)  . . . . . . . . . . . . . . .            17,421,678
    Van Eck - Global Bond Fund (VEGlobBd)
         7,947,638 shares (cost $84,344,932)  . . . . . . . . . . . . . . .            81,145,385
    Van Eck - Gold and Natural Resources Fund (VEGoldNR)
         8,406,217 shares (cost $114,737,636) . . . . . . . . . . . . . . .           110,289,565
                                                                               ------------------
           Total investments  . . . . . . . . . . . . . . . . . . . . . . .         5,712,327,250
   Accounts receivable  . . . . . . . . . . . . . . . . . . . . . . . . . .                22,177
                                                                               ------------------
           Total assets   . . . . . . . . . . . . . . . . . . . . . . . . .         5,712,349,427
ACCOUNTS PAYABLE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,544,774
                                                                               ------------------
CONTRACT OWNERS' EQUITY (NOTE 4)  . . . . . . . . . . . . . . . . . . . . .    $    5,710,804,653
                                                                               ==================

See accompanying notes to financial statements.
================================================================================



                                    33 of 88

================================================================================
                        NATIONWIDE VARIABLE ACCOUNT - II

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992


                                                                        1994               1993               1992
                                                                        ----               ----               ----
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends.....................   $   219,361,059         87,058,811         62,428,553
                                                                 ---------------     --------------      -------------
   Gain (loss) on investments:
    Proceeds from redemptions of mutual fund shares...........     2,081,239,624      1,118,924,497        684,227,731
    Cost of mutual fund shares sold...........................    (1,966,796,733)    (1,023,878,546)      (633,612,394)
                                                                 ---------------     --------------      -------------
    Realized gain on investments..............................       114,442,891         95,045,951         50,615,337
    Change in unrealized gain (loss) on investments...........      (372,586,662)       239,514,450          4,660,809
                                                                 ---------------     --------------      -------------
           Net gain (loss) on investments.....................      (258,143,771)       334,560,401         55,276,146
                                                                 ---------------     --------------      -------------
                   Net investment activity....................       (38,782,712)       421,619,212        117,704,699
                                                                 ---------------     --------------      -------------
EQUITY TRANSACTIONS:
   Purchase payments received from contract owners............     2,110,347,434      1,441,981,228        913,511,619
   Redemptions................................................      (229,544,830)      (142,035,153)      (106,624,969)
   Annuity benefits...........................................          (155,993)          (112,491)           (86,055)
   Adjustments to maintain reserves...........................            29,075            (21,397)             2,223
                                                                 ---------------     --------------      -------------
                   Net equity transactions....................     1,880,675,686      1,299,812,187        806,802,818
                                                                 ---------------     --------------      -------------
EXPENSES (NOTE 2):
   Contract charges...........................................       (67,631,096)       (42,061,726)       (25,054,447)
   Contingent deferred sales charges..........................        (4,253,379)        (2,613,738)        (1,937,912)
                                                                 ---------------     --------------      -------------
                   Total expenses.............................       (71,884,475)       (44,675,464)       (26,992,359)
                                                                 ---------------     --------------      -------------
NET CHANGE IN CONTRACT OWNERS' EQUITY.........................     1,770,008,499      1,676,755,935        897,515,158
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD...................     3,940,796,154      2,264,040,219      1,366,525,061
                                                                 ---------------     --------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.........................   $ 5,710,804,653      3,940,796,154      2,264,040,219
                                                                 ===============     ==============      =============

See accompanying notes to financial statements.
================================================================================



                                    34 of 88

================================================================================
                        NATIONWIDE VARIABLE ACCOUNT - II

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1994, 1993 AND 1992

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (a)  Organization
   The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.
  (b)  The Contracts
   Only flexible purchase payment contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.
   With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:
   Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);
         American VI Series - Growth Fund (AVISGro)
         American VI Series - High-Yield Bond Fund (AVISHiYld)
         American VI Series - U.S. Government/AAA-Rated Securities Fund
         (AVISGvt)

   The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

   Dreyfus Stock Index Fund (DryStkIx)(formerly Dreyfus Life and Annuity Index Fund, Inc. (DLAI))

   Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
         Fidelity VIP - Equity-Income Portfolio (FidEqInc)
         Fidelity VIP - Growth Portfolio (FidGro)
         Fidelity VIP - High Income Portfolio (FidHiInc)
         Fidelity VIP - Overseas Portfolio (FidOSeas)

   Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
         Fidelity VIP-II - Asset Manager Portfolio (FidAsMgr)

   Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
         Nationwide SAT - Capital Appreciation Fund (NWCapApp)
         Nationwide SAT - Government Bond Fund (NWGvtBd)
         Nationwide SAT - Money Market Fund (NWMyMkt)
         Nationwide SAT - Total Return Fund (NWTotRet)

   Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);
         Neuberger & Berman - Growth Portfolio (NBGro)
         Neuberger & Berman - Limited Maturity Bond Portfolio (NBLtdMat) Neuberger & Berman - Partners Portfolio (NBPart)

   Funds of the Oppenheimer Variable Account Funds (Oppenheimer);
         Oppenheimer - Bond Fund (OppBdFd)
         Oppenheimer - Global Securities Fund (OppGlSec)
         Oppenheimer - Multiple Strategies Fund (OppMult)

   Funds of the Strong Variable Insurance Products Funds (Strong VIP);
         Strong VIP - Strong Discovery Fund II, Inc. (StDisc2)
         Strong VIP - Strong Special Fund II, Inc. (StSpec2)

   Portfolios of the TCI Portfolios, Inc. (TCI Portfolios);
         TCI Portfolios - TCI Balanced (TCIBal)
         TCI Portfolios - TCI Growth (TCIGro)
         TCI Portfolios - TCI International (TCIInt)



                                    35 of 88

   Funds of the Van Eck Investment Trust (Van Eck);
         Van Eck - Global Bond Fund (VEGlobBd)
         Van Eck - Gold and Natural Resources Fund (VEGoldNR)
   At December 31, 1994, contract owners have invested in all of the above funds. The contract owners equity is affected by the investment results of each fund and certain contract expenses (see note 2).
   The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

  (c)  Security Valuation, Transactions and Related Investment Income

   The market value of investments is based on the closing bid prices at December 31, 1994. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

  (d)  Federal Income Taxes

   Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.
   The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(2)  EXPENSES

   The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract ownerGs contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

   The following administrative charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively, and for The BEST OF AMERICA(R) Non-Qualified/IRA Rollover Annuity contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively.

(3)  Schedule I

Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:
    - Beginning unit value - Jan. 1
    - Reinvested capital gains and dividends (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)
    - Unrealized gain (loss) (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the fund.)
    - Contract charges (This amount reflects the decrease in the unit value due to the mortality risk charge, an expense risk charge and an administration charge discussed in note 2.)
    - Ending unit value - Dec. 31
    - Percentage increase (decrease) in unit value.

   For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.


                                    36 of 88

      (4)  Components of Contract Owners' Equity

       The following is a summary of contract owners equity at December 31, 1994, for each series, in both the accumulation and payout phases.

Contract owners' equity represented by:                                              Units               Unit Value
                                                                                  ----------             ----------
Contracts in accumulation phase:
 The BEST OF AMERICA(R) contracts:
  American VI Series - Growth Fund:
     Tax qualified ....................................................              568,831             $16.632869     $  9,461,292
     Non-tax qualified ................................................              538,005              16.632869        8,948,567
  American VI Series - High-Yield Bond Fund:
     Tax qualified ....................................................               90,073              17.247186        1,553,506
     Non-tax qualified ................................................               63,653              17.247186        1,097,835
  American VI Series - U.S. Government/AAA-Rated
  Securities Fund:
     Tax qualified ....................................................              346,442              15.872495        5,498,899
     Non-tax qualified ................................................              272,776              15.872495        4,329,636
  The Dreyfus Socially Responsible Growth Fund, Inc.:
     Tax qualified ....................................................              301,426              10.721141        3,231,631
     Non-tax qualified ................................................              263,764              10.721141        2,827,851
  Dreyfus Stock Index Fund:
     Tax qualified ....................................................              539,188              10.087774        5,439,207
     Non-tax qualified ................................................              418,990              10.087774        4,226,676
  Fidelity VIP - Equity-Income Portfolio:
     Tax qualified ....................................................           15,283,540              18.646331      284,981,946
     Non-tax qualified ................................................           15,217,260              18.646331      283,746,067
  Fidelity VIP - Growth Portfolio:
     Tax qualified ....................................................           11,689,858              25.451479      297,524,175
     Non-tax qualified ................................................           10,492,508              25.451479      267,049,847
  Fidelity VIP - High Income Portfolio:
     Tax qualified ....................................................            4,924,388              18.327364       90,251,051
     Non-tax qualified ................................................            6,177,851              18.327364      113,223,724
  Fidelity VIP - Overseas Portfolio:
     Tax qualified ....................................................           15,065,853              13.701507      206,424,890
     Non-tax qualified ................................................           17,550,925              13.701507      240,474,122
  Fidelity VIP-II - Asset Manager Portfolio:
     Tax qualified ....................................................           24,788,850              15.641016      387,722,799
     Non-tax qualified ................................................           20,692,145              15.641016      323,646,171
  Nationwide SAT - Capital Appreciation Fund:
     Tax qualified ....................................................              890,035              11.311683       10,067,794
     Non-tax qualified ................................................              897,902              11.311683       10,156,783
  Nationwide SAT - Government Bond Fund:
     Tax qualified ....................................................            4,217,320              25.309101      106,736,578
     Non-tax qualified ................................................            3,855,380              25.242252       97,318,474
  Nationwide SAT - Money Market Fund:
     Tax qualified ....................................................           11,466,217              20.457373      234,568,678
     Non-tax qualified ................................................           16,632,423              20.457373      340,255,681
  Nationwide SAT - Total Return Fund:
     Tax qualified ....................................................            2,189,971              40.926247       89,627,294
     Non-tax qualified ................................................            2,396,609              39.872391       95,558,531
  Neuberger & Berman - Growth Portfolio:
     Tax qualified ....................................................            4,909,356              21.247525      104,311,664
     Non-tax qualified ................................................            4,342,056              21.247525       92,257,943
  Neuberger & Berman - Limited Maturity
  Bond Portfolio:
     Tax qualified ....................................................            3,859,535              14.896724       57,494,428
     Non-tax qualified ................................................            4,238,249              14.896724       63,136,026




                                       37 of 88

 Neuberger & Berman - Partners Portfolio:
    Tax qualified .....................................................              223,285              10.017795        2,236,823
    Non-tax qualified .................................................              324,320              10.017795        3,248,971
 Oppenheimer - Bond Fund:
    Tax qualified .....................................................            2,694,486              14.531774       39,155,662
    Non-tax qualified .................................................            2,666,115              14.531774       38,743,381
 Oppenheimer - Global Securities Fund:
    Tax qualified .....................................................            6,376,101              11.307851       72,100,000
    Non-tax qualified .................................................            6,373,740              11.307851       72,073,302
 Oppenheimer - Multiple Strategies Fund:
    Tax qualified .....................................................            3,897,893              13.216172       51,515,224
    Non-tax qualified .................................................            3,363,638              13.216172       44,454,418
 Strong VIP - Strong Discovery Fund II, Inc.:
    Tax qualified .....................................................            3,921,214              12.143604       47,617,670
    Non-tax qualified .................................................            4,385,371              12.143604       53,254,209
 Strong VIP - Strong Special Fund II, Inc.:
    Tax qualified .....................................................            8,576,003              14.551898      124,797,121
    Non-tax qualified .................................................            8,937,552              14.551898      130,058,345
 TCI Portfolios - TCI Balanced:
    Tax qualified .....................................................            2,670,990              10.801286       28,850,127
    Non-tax qualified .................................................            2,324,933              10.801286       25,112,266
 TCI Portfolios - TCI Growth:
    Tax qualified .....................................................            9,394,094              19.378026      182,038,998
    Non-tax qualified .................................................            7,577,109              19.378026      146,829,415
 TCI Portfolios - TCI International:
    Tax qualified .....................................................              688,372               9.392316        6,465,407
    Non-tax qualified .................................................              845,551               9.392316        7,941,682
 Van Eck - Global Bond Fund:
    Tax qualified .....................................................            2,731,900              12.465907       34,055,611
    Non-tax qualified .................................................            3,204,016              12.465907       39,940,965
 Van Eck - Gold and Natural Resources Fund:
    Tax qualified .....................................................            3,213,104              12.728311       40,897,387
    Non-tax qualified .................................................            4,473,812              12.728311       56,944,070
The BEST OF AMERICA(R) Non-Qualified/IRA
    Rollover Annuity contracts:
 The Dreyfus Socially Responsible Growth Fund, Inc.:
    Tax qualified .....................................................               56,245              10.146464          570,688
    Non-tax qualified .................................................              106,285              10.146464        1,078,417
 Dreyfus Stock Index Fund:
    Tax qualified .....................................................              142,221              10.046079        1,428,763
    Non-tax qualified .................................................              276,005              10.046079        2,772,768
 Fidelity VIP - Equity-Income Portfolio:
    Tax qualified .....................................................            2,320,419              10.760332       24,968,479
    Non-tax qualified .................................................            3,315,450              10.760332       35,675,343
 Fidelity VIP - Growth Portfolio:
    Tax qualified .....................................................            2,012,595              10.082986       20,292,967
    Non-tax qualified .................................................            3,322,957              10.082986       33,505,329
 Fidelity VIP - High Income Portfolio:
    Tax qualified .....................................................            1,188,719               9.844496       11,702,339
    Non-tax qualified .................................................            1,667,761               9.844496       16,418,266
 Fidelity VIP - Overseas Portfolio:
    Tax qualified .....................................................            1,746,850              10.536141       18,405,058
    Non-tax qualified .................................................            2,782,899              10.536141       29,321,016
 Fidelity VIP-II - Asset Manager Portfolio:
    Tax qualified .....................................................            3,610,795               9.571852       34,561,995
    Non-tax qualified .................................................            5,121,023               9.571852       49,017,674
 Nationwide SAT - Capital Appreciation Fund:
    Tax qualified .....................................................              147,498              10.044095        1,481,484
    Non-tax qualified .................................................              182,857              10.044095        1,836,633



                                       38 of 88

 Nationwide SAT - Government Bond Fund:
    Tax qualified ....................................................              592,092                9.562079        5,661,630
    Non-tax qualified ................................................              794,271                9.562079        7,594,882
 Nationwide SAT - Money Market Fund:
    Tax qualified ....................................................            3,886,019               10.254838       39,850,495
    Non-tax qualified ................................................            7,565,949               10.254838       77,587,581
 Nationwide SAT - Total Return Fund:
    Tax qualified ....................................................              441,098               10.057257        4,436,236
    Non-tax qualified ................................................              657,733               10.057257        6,614,990
 Neuberger & Berman - Growth Portfolio:
    Tax qualified ....................................................              264,982                9.458916        2,506,442
    Non-tax qualified ................................................              616,908                9.458916        5,835,281
 Neuberger & Berman - Limited Maturity
 Bond Portfolio:
    Tax qualified ....................................................            1,228,030                9.860649       12,109,173
    Non-tax qualified ................................................            1,355,362                9.860649       13,364,749
 Neuberger & Berman - Partners Portfolio:
    Tax qualified ....................................................               33,992               10.013591          340,382
    Non-tax qualified ................................................               89,689               10.013591          898,109
 Oppenheimer - Bond Fund:
    Tax qualified ....................................................              438,846                9.733460        4,271,490
    Non-tax qualified ................................................              538,413                9.733460        5,240,621
 Oppenheimer - Global Securities Fund:
    Tax qualified ....................................................            1,500,105               10.394970       15,593,546
    Non-tax qualified ................................................            2,319,507               10.394970       24,111,206
 Oppenheimer - Multiple Strategies Fund:
    Tax qualified ....................................................              567,718                9.830640        5,581,031
    Non-tax qualified ................................................              737,041                9.830640        7,245,585
 Strong VIP - Strong Discovery Fund II, Inc.:
    Tax qualified ....................................................              521,530               10.071698        5,252,693
    Non-tax qualified ................................................              904,088               10.071698        9,105,701
 Strong VIP - Strong Special Fund II, Inc.:
    Tax qualified ....................................................            1,448,992               10.710138       15,518,904
    Non-tax qualified ................................................            2,121,641               10.710138       22,723,068
 TCI Portfolios - TCI Balanced:
    Tax qualified ....................................................              190,646                9.975959        1,901,877
    Non-tax qualified ................................................              353,974                9.975959        3,531,230
 TCI Portfolios - TCI Growth:
    Tax qualified ....................................................              581,271                9.896469        5,752,530
    Non-tax qualified ................................................              984,162                9.896469        9,739,729
 TCI Portfolios - TCI International:
    Tax qualified ....................................................               93,487                9.388381          877,692
    Non-tax qualified ................................................              227,593                9.388381        2,136,730
 Van Eck - Global Bond Fund:
    Tax qualified ....................................................              237,637                9.919400        2,357,216
    Non-tax qualified ................................................              473,752                9.919400        4,699,336
 Van Eck - Gold and Natural Resources Fund:
    Tax qualified ....................................................              416,949               10.464922        4,363,339
    Non-tax qualified ................................................              771,280               10.464922        8,071,385
                                                                                  =========               =========
Reserves for annuity contracts in payout phase:
    Tax qualified ....................................................                                                       368,775
    Non-tax qualified ................................................                                                     1,042,980
                                                                                                                      --------------
                                                                                                                      $5,710,804,653
                                                                                                                      ==============


                                       39 of 88

                                                                      SCHEDULE I

                        NATIONWIDE VARIABLE ACCOUNT -- II
                        THE BEST OF AMERICA(R) CONTRACTS
                       TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992

                                     AVISGro+        AVISHiYld+     AVISGvt+     DrySRGro        DryStkIx
                                     --------        ----------     --------     --------        --------
1994
Beginning unit value - Jan. 1        $16.767635     18.696382     16.810323     10.702195       10.130946
Reinvested capital gains
 and dividends                          .539769      1.648226      1.072204       .276343         .283238
Unrealized gain (loss)                 (.458197)    (2.863015)    (1.799954)     (.117315)       (.195244)
Contract charges                       (.216338)     (.234407)     (.210078)     (.140082)       (.131166)
Ending unit value - Dec. 31          $16.632869     17.247186     15.872495     10.721141       10.087774
Percentage increase
 (decrease) in
 unit value*(a)                              (1)%          (8)%          (6)%          0%              0%

1993
Beginning unit value - Jan. 1        $14.603954     16.269615     15.319654     10.000000       10.000000
Reinvested capital gains
 and dividends                          .676117      1.606197      1.097138       .031105        1.497786
Unrealized gain (loss)                 1.690570      1.051273       .607970       .703067       (1.333974)
Contract charges                       (.203006)     (.230703)     (.214439)     (.031977)       (.032866)
Ending unit value - Dec. 31          $16.767635     18.696382     16.810323     10.702195       10.130946
Percentage increase
 (decrease) in
 unit value*(a)                              15%           15%           10%            7%(b)           1%(b)

1992
Beginning unit value - Jan. 1        $13.356752     14.656040     14.425067         **              **
Reinvested capital gains
 and dividends                          .251749      1.441209      1.037749
Unrealized gain (loss)                 1.171898       .374264       .408963
Contract charges                       (.176445)     (.201898)     (.192125)
Ending unit value - Dec. 31          $14.603954     16.269615     15.319654
Percentage increase
 (decrease) in
 unit value*(a)                               9%           11%            6%

                                      FidEqInc     FidGro       FidHiInc     FidOSeas
                                      --------     ------       --------     --------
1994
Beginning unit value - Jan. 1         17.644458    25.790764    18.859652    13.646118
Reinvested capital gains
 and dividends                         1.324090     1.551366     1.728139      .070437
Unrealized gain (loss)                 (.084066)   (1.565204)   (2.016825)     .168983
Contract charges                       (.238151)    (.325447)    (.243602)    (.184031)
Ending unit value - Dec. 31           18.646331    25.451479    18.327364    13.701507
Percentage increase
 (decrease) in
 unit value*(a)                              6%           (1)%         (3)%          0%

1993
Beginning unit value - Jan. 1         15.123262    21.890060    15.855840    10.074553
Reinvested capital gains
 and dividends                          .440973      .486821     1.303797      .235418
Unrealized gain (loss)                 2.298480     3.727181     1.928892     3.494272
Contract charges                       (.218257)    (.313298)    (.228877)    (.158125)
Ending unit value - Dec. 31           17.644458    25.790764    18.859652    13.646118
Percentage increase
 (decrease) in
 unit value*(a)                              17%          18%          19%          35%

1992
Beginning unit value - Jan. 1         13.099125    20.287900    13.055215    11.432117
Reinvested capital gains
 and dividends                          .466700      .525410     1.105839      .156875
Unrealized gain (loss)                 1.739860     1.340775     1.891167    (1.369738)
Contract charges                       (.182423)    (.264025)    (.196381)    (.144701)
Ending unit value - Dec. 31           15.123262    21.890060    15.855840    10.074553
Percentage increase
 (decrease) in
 unit value*(a)                              15%          8%           21%         (12)%

 * An annualized rate of return cannot be determined as:
   (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
   (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.
 + See note 1(b).

                                       40 of 88

                        NATIONWIDE VARIABLE ACCOUNT -- II
                        THE BEST OF AMERICA(R) CONTRACTS
                       TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992

                                                                           NWGvtBd        NWGvtBd
                                           FidAsMgr       NWCapApp         Qual           Non-Qual       NWMyMkt
                                           --------       --------         -------        --------       -------
1994
Beginning unit value - Jan. 1              $16.874276     11.564256        26.497619      26.427634      19.951530
Reinvested capital gains
 and dividends                                .820188       .182737         1.662261       1.657870        .769331
Unrealized gain (loss)                      (1.841072)     (.286833)       (2.516459)     (2.509816)       .000000
Contract charges                             (.212376)     (.148477)        (.334320)      (.333436)      (.263488)
Ending unit value - Dec. 31                $15.641016     11.311683        25.309101      25.242252      20.457373
Percentage increase
 (decrease) in
 unit value* (a)                                   (7)%          (2)%             (4)%           (4)%           3%

1993
Beginning unit value - Jan. 1              $14.123234     10.689287        24.513489      24.448737      19.672720
Reinvested capital gains
 and dividends                                .655581       .260100         1.565876       1.561741        .538378
Unrealized gain (loss)                       2.296222       .755961          .758226        .756217        .000000
Contract charges                             (.200761)     (.141092)        (.339972)      (.339061)      (.259568)
Ending unit value - Dec. 31                $16.874276     11.564256        26.497619      26.427634      19.951530
Percentage increase
 (decrease) in
 unit value* (a)                                   19%            8%               8%             8%             1%

1992
Beginning unit value - Jan. 1              $12.789976     10.000000        23.025331      22.964507      19.275668
Reinvested capital gains
 and dividends                                .651375       .116916         2.455973       2.449485        .652507
Unrealized gain (loss)                        .857747       .662532         (.658791)      (.657048)       .000000
Contract charges                             (.175864)     (.090161)        (.309024)      (.308207)      (.255455)
Ending unit value - Dec. 31                $14.123234     10.689287        24.513489      24.448737      19.672720
Percentage increase
 (decrease) in
 unit value* (a)                                   10%            7%(b)            6%             6%             2%

                                           NWTotRet      NWTotRet
                                           Qual          Non-Qual      NBGro          NBLtdMat       NBPart
                                           --------      --------      -----          --------       ------
1994
Beginning unit value - Jan. 1              41.023082     39.966728     22.656907      15.115753      10.000000
Reinvested capital gains
 and dividends                              2.069920      2.016621      2.730116        .638336        .000000
Unrealized gain (loss)                     (1.626696)    (1.584802)    (3.855326)      (.662388)       .072563
Contract charges                            (.540059)     (.526156)     (.284172)      (.194977)      (.054768)
Ending unit value - Dec. 31                40.926247     39.872391     21.247525      14.896724      10.017795
Percentage increase
 (decrease) in
 unit value* (a)                                   0%            0%           (6)%           (1)%            0%(b)

1993
Beginning unit value - Jan. 1              37.471598     36.506693     21.495392      14.362908            **
Reinvested capital gains
 and dividends                              1.528737      1.489372       .498087        .590488
Unrealized gain (loss)                      2.538282      2.472924       .947061        .357208
Contract charges                            (.515535)     (.502261)     (.283633)      (.194851)
Ending unit value - Dec. 31                41.023082     39.966728     22.656907      15.115753
Percentage increase
 (decrease) in
 unit value* (a)                                    9%            9%            5%             5%

1992
Beginning unit value - Jan. 1               35.094975     34.191261     19.882145     13.836035            **
Reinvested capital gains
and dividends                                1.320343      1.286344       .212563       .665345
Unrealized gain (loss)                       1.525734      1.486456      1.660516       .045778
Contract charges                             (.469454)     (.457368)     (.259832)     (.184250)
Ending unit value - Dec. 31                 37.471598     36.506693     21.495392     14.362908
Percentage increase
 (decrease) in
 unit value* (a)                                   7%            7%            8%             4%

*An annualized rate of return cannot be determined as:
  (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
  (b) This investment option was not utilized for the entire year indicated. **This investment option was not being utilized or was not available.

                                       41 of 88

                       NATIONWIDE VARIABLE ACCOUNT - II
                        The BEST OF AMERICA* CONTRACTS
                     TAX QUALIFIED and NON-TAX QUALIFIED
                      SCHEDULES OF CHANGES IN UNIT VALUE
                 Years Ended December 31, 1994, 1993 and 1992



                                                 OppBdFd        OppGlSec         OppMult         StDisc2         StSpec2
                                                 -------        --------         -------         -------         -------
1994
 Beginning unit value - Jan. 1                  $15.013579      12.151882       13.655607       13.003747       14.230988
 Reinvested capital gains and dividends            .845781        .214070         .695235         .971108         .407882
 Unrealized gain (loss)                          (1.135198)      (.900281)       (.959283)      (1.670219)        .103551
 Contract charges                                 (.192388)      (.157820)       (.175387)       (.161032)       (.190523)
 Ending unit value - Dec. 31                    $14.531774      11.307851       13.216172       12.143604       14.551898
 Percentage increase (decrease) in unit
  value* (a)                                            (3)%           (7)%            (3)%            (7)%             2%

1993
 Beginning unit value - Jan. 1                  $13.456350      10.000000       11.932236       10.796708       11.519061
 Reinvested capital gains and dividends            .935484        .000000         .527244         .809269         .057233
 Unrealized gain (loss)                            .810882       2.187556        1.363520        1.547378        2.824331
 Contract charges                                 (.189137)      (.035674)       (.167393)       (.149608)       (.169637)
 Ending unit value - Dec. 31                    $15.013579      12.151882       13.655607       13.003747       14.230988
 Percentage increase (decrease) in unit
  value* (a)                                            12%            22%(b)          14%             20%             24%

1992
 Beginning unit value - Jan. 1                  $12.801628             **       11.091678       10.000000       10.000000
 Reinvested capital gains and dividends           1.009044                        .505257         .686629         .254117
 Unrealized gain (loss)                           (.182684)                       .485096         .192133        1.351307
 Contract charges                                 (.171638)                      (.149795)       (.082054)       (.086363)
 Ending unit value - Dec. 31                    $13.456350                      11.932236       10.796708       11.519061
 Percentage increase (decrease) in unit
  value* (a)                                             5%                             8%              8%(b)          15%(b)




                                                 TCIBal          TCIGro          TCIInt         VEGlobBd        VEGoldNR
                                                 -------        --------         -------        --------        --------
1994
 Beginning unit value - Jan. 1                   10.876699      19.864882       10.000000       12.798654       13.544828
 Reinvested capital gains and dividends            .260548        .002124         .000000         .051478         .068031
 Unrealized gain (loss)                           (.194362)      (.235006)       (.554314)       (.222396)       (.711769)
 Contract charges                                 (.141599)      (.253974)       (.053370)       (.161829)       (.172779)
 Ending unit value - Dec. 31                     10.801286      19.378026        9.392316       12.465907       12.728311
 Percentage increase (decrease) in unit
  value* (a)                                            (1)%           (2)%            (6)%(b)         (3)%            (6)%

1993
 Beginning unit value - Jan. 1                   10.232829      18.244594              **       12.031194        8.325308
 Reinvested capital gains and dividends            .193822        .049563                         .966990         .039162
 Unrealized gain (loss)                            .588305       1.819573                        (.037324)       5.323236
 Contract charges                                 (.138257)      (.248848)                       (.162206)       (.142878)
 Ending unit value - Dec. 31                     10.876699      19.864882                       12.798654       13.544828
 Percentage increase (decrease) in unit
  value* (a)                                             6%             9%                              6%             63%

1992
 Beginning unit value - Jan. 1                   10.000000      18.736465              **       12.872259        8.795164
 Reinvested capital gains and dividends            .088865        .118812                        1.091925         .039632
 Unrealized gain (loss)                            .231821       (.379955)                      (1.767233)       (.395454)
 Contract charges                                 (.087857)      (.230728)                       (.165757)       (.114034)
 Ending unit value - Dec. 31                     10.232829      18.244594                       12.031194        8.325308
 Percentage increase (decrease) in unit
  value* (a)                                             2%(b)         (3)%                            (7)%             (5)%


---------------
*  An annualized rate of return cannot be determined as:
   (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
   (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.


                                   42 of 88

                       NATIONWIDE VARIABLE ACCOUNT - II
                   THE BEST OF AMERICA(R) NON QUALIFIED/IRA
                          ROLLOVER ANNUITY CONTRACTS
                     TAX QUALIFIED AND NON-TAX QUALIFIED
                      SCHEDULES OF CHANGES IN UNIT VALUE

                         YEAR ENDED DECEMBER 31, 1994

                                        DrySRGro     DryStkIx     FidEqInc      FidGro      FidHiInc      FidOSeas
                                       ----------    --------     ---------    ---------    ---------    ---------
1994**
  Beginning unit value - Jan. 1.....   $10.138790    10.099271    10.192462    10.227729    10.140663    10.504149
  Reinvested capital gains
    and dividends...................      .261532      .282153      .764674      .615160      .929117      .054214
  Unrealized gain (loss)............     (.110944)    (.194528)    (.048662)    (.620912)   (1.084223)     .130333
  Contract charges..................     (.142914)    (.140817)    (.148142)    (.138991)    (.141061)    (.152555)
  Ending unit value - Dec. 31.......   $10.146464    10.046079    10.760332    10.082986     9.844496    10.536141
  Percentage increase
    (decrease) in unit value*.......            0%          (1)%          6%          (1)%         (3)%          0%


                                        FidAsMgr     NWCapApp      NWGvtBd      NWMyMkt      NWTotRet
                                       ----------    --------     ---------    ---------    ---------
1994**
  Beginning unit value - Jan. 1.....    10.337032    10.278752    10.021251    10.011385    10.091256
  Reinvested capital gains
    and dividends...................      .502389      .162311      .628252      .385849      .508763
  Unrealized gain (loss)............    (1.127465)    (.254834)    (.951262)     .000000     (.399693)
  Contract charges..................     (.140104)    (.142134)    (.136162)    (.142396)    (.143069)
  Ending unit value - Dec. 31.......     9.571852    10.044095     9.562079    10.254838    10.057257
  Percentage increase
    (decrease) in unit value*.......           (7)%         (2)%         (5)%          2%           0%


 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

** These investment options were not utilized prior to 1994.



                                   43 of 88

                        NATIONWIDE VARIABLE ACCOUNT - II
                     THE BEST OF AMERICA(R) NON QUALIFIED/IRA
                           ROLLOVER ANNUITY CONTRACTS
                       TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                          YEAR ENDED DECEMBER 31, 1994



                           NBGro          NBLtdMat       NBPart         OppBdFd         OppGlSec       OppMult         StDisc2
                           -----          --------       ------         -------         --------       -------         -------

1994**
  Beginning unit value -
    Jan. 1...............   $10.096549    10.015749     10.000000       10.066342       11.182167      10.167774      10.796000
  Reinvested capital
    gains and dividends..     1.216477      .422915       .000000         .566682         .196942        .517326        .805515
  Unrealized gain
    (loss)...............    (1.717723)    (.438889)      .072593        (.760661)       (.827742)      (.713828)     (1.385836)
  Contract charges.......     (.136387)    (.139126)     (.059002)       (.138903)       (.156397)      (.140632)      (.143981)
  Ending unit value -
    Dec. 31..............   $ 9.458916     9.860649     10.013591        9.733460       10.394970       9.830640      10.071698
  Percentage increase
    (decrease) in unit
    value*(a)............           (6)%         (2)%           0%(b)          (3)%            (7)%           (3)%           (7)%


 * An annualized rate of return cannot be determined as:

    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

    (b) This investment option was not utilized for the entire year indicated.

** These investment options were not being utilized or were not available prior to 1994.


                                   44 of 88

                        NATIONWIDE VARIABLE ACCOUNT - II
                     THE BEST OF AMERICA(R) NON QUALIFIED/IRA
                           ROLLOVER ANNUITY CONTRACTS
                       TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                          YEAR ENDED DECEMBER 31, 1994



                                     StSpec2       TCIBal         TCIGro         TCIInt          VEGlobBd       VEGoldNR
                                     -------       ------         ------         ------          --------       --------

1994**
  Beginning unit value - Jan. 1....  $10.484543    10.055760      10.155359      10.000000       10.194477      11.147499
  Reinvested capital gains and
    dividends......................     .300283      .240728        .001086        .000000         .040987        .055957
  Unrealized gain (loss)...........     .076473     (.179560)      (.120150)      (.554133)       (.177244)      (.585405)
  Contract charges.................    (.151161)    (.140969)      (.139826)      (.057486)       (.138820)      (.153129)
  Ending unit value - Dec. 31......  $10.710138     9.975959       9.896469       9.388381        9.919400      10.464922
  Percentage increase (decrease)
    in unit value*(a)..............           2%          (1)%           (3)%           (6)%(b)         (3)%           (6)%


 * An annualized rate of return cannot be determined as:

    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

    (b) This investment option was not utilized for the entire year indicated.

** These investment options were not being utilized or were not available prior to 1994.


                                   45 of 88

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company (a wholly owned subsidiary of Nationwide Corporation) and subsidiaries as of December 31, 1994 and 1993, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1994. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Participating insurance and the related surplus are discussed in note 13. The Company and its counsel are of the opinion that the ultimate ownership of the participating surplus in excess of the contemplated equitable policyholder dividends belongs to the shareholder. The accompanying consolidated financial statements are presented on such basis.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1994 and 1993, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1994, in conformity with generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, in 1994 the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities.

In 1993, the Company adopted the provisions of SFAS No. 109, Accounting for Income Taxes and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.

                                             KPMG Peat Marwick LLP

Columbus, Ohio
February 27, 1995


                                   46 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                          Consolidated Balance Sheets

                           December 31, 1994 and 1993
                                (000's omitted)

                                     Assets                                                1994                1993
                                     ------                                             -----------         ----------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturities (cost $8,318,865 in 1994)                                        $ 8,045,906                 -
      Equity securities (cost $18,373 in 1994; $8,263 in 1993)                               24,713            16,593
   Fixed maturities held-to-maturity, at amortized cost (fair value $3,602,310
      in 1994; $10,886,820 in 1993)                                                       3,688,787        10,120,978
   Mortgage loans on real estate                                                          4,222,284         3,871,560
   Real estate                                                                              252,681           253,831
   Policy loans                                                                             340,491           315,898
   Other long-term investments                                                               63,914           118,490
   Short-term investments (note 14)                                                         131,643            41,797
                                                                                        -----------       -----------
                                                                                         16,770,419        14,739,147
                                                                                        -----------       -----------

Cash                                                                                          7,436            21,835
Accrued investment income                                                                   220,540           190,886
Deferred policy acquisition costs                                                         1,064,159           811,944
Deferred Federal income tax                                                                  36,515                 -
Other assets                                                                                790,603           636,161
Assets held in Separate Accounts (note 8)                                                12,222,461         9,006,388
                                                                                        -----------       -----------
                                                                                        $31,112,133        25,406,361
                                                                                        ===========       ===========

                      Liabilities and Shareholder's Equity
                      ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                        16,321,461        14,092,255
Policyholders' dividend accumulations                                                       338,058           322,686
Other policyholder funds                                                                     72,770            71,959
Accrued Federal income tax (note 7):
   Current                                                                                   13,126            12,294
   Deferred                                                                                       -            31,659
                                                                                        -----------       -----------
                                                                                             13,126            43,953
                                                                                        -----------       -----------

Other liabilities                                                                           235,778           217,952
Liabilities related to Separate Accounts (note 8)                                        12,222,461         9,006,388
                                                                                        -----------       -----------
                                                                                         29,203,654        23,755,193
                                                                                        -----------       -----------

Shareholder's equity (notes 3, 4, 7 and 13):
   Capital shares, $1 par value.  Authorized 5,000 shares, issued and
     outstanding 3,815 shares                                                                 3,815             3,815
   Paid-in additional capital                                                               622,753           422,753
   Unrealized gains (losses) on securities available-for-sale, net of adjustment to deferred policy acquisition costs of $82,525 ($0 in 1993) and net of
     deferred Federal income tax benefit of $64,425 ($1,583 expense in 1993)               (119,668)            6,747
   Retained earnings                                                                      1,401,579         1,217,853
                                                                                        -----------       -----------
                                                                                          1,908,479         1,651,168
                                                                                        -----------       -----------
Commitments and contingencies (notes 9 and 16)
                                                                                        $31,112,133        25,406,361
                                                                                        ===========       ===========

See accompanying notes to consolidated financial statements.


                                   47 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                       Consolidated Statements of Income

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                            1994             1993             1992
                                                                         ----------       ----------       ----------
Revenues (note 17):
   Traditional life insurance premiums                                   $  209,538          215,715          226,888
   Accident and health insurance premiums                                   324,524          312,655          430,009
   Universal life and investment product policy charges                     239,021          188,057          148,464
   Net investment income (note 5)                                         1,289,501        1,204,426        1,120,157
   Net ceded commissions from disposition of credit life and
     credit accident and health business (note 12)                                -                -           27,115
   Realized gains (losses) on investments (notes 5 and 14)                  (16,384)         113,673          (19,315)
                                                                         ----------       ----------       ----------
                                                                          2,046,200        2,034,526        1,933,318
                                                                         ----------       ----------       ----------
Benefits and expenses:
   Benefits and claims                                                    1,279,763        1,236,906        1,319,735
   Provision for policyholders' dividends on participating
     policies (note 13)                                                      46,061           53,189           61,834
  Amortization of deferred policy acquisition costs                          94,744          102,134           99,197
  Other operating costs and expenses                                        352,402          329,396          321,993
                                                                         ----------       ----------       ----------
                                                                          1,772,970        1,721,625        1,802,759
                                                                         ----------       ----------       ----------
          Income before Federal income tax and cumulative
            effect of changes in accounting principles                      273,230          312,901          130,559
                                                                         ----------       ----------       ----------

Federal income tax (note 7):
   Current expense                                                           79,847           75,124           47,402
   Deferred expense (benefit)                                                 9,657           31,634          (13,660)
                                                                         ----------       ----------       ----------
                                                                             89,504          106,758           33,742
                                                                         ----------       ----------       ----------

          Income before cumulative effect of changes in
            accounting principles                                           183,726          206,143           96,817

Cumulative effect of changes in accounting principles,
   net of tax (note 3)                                                            -            5,365                -
                                                                         ----------       ----------       ----------
          Net income                                                     $  183,726          211,508           96,817
                                                                         ==========       ==========       ==========



         See accompanying notes to consolidated financial statements.


                                   48 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                        Unrealized
                                                                      gains (losses)
                                                        Paid-in       on securities                             Total
                                        Capital       additional      available-for-        Retained        shareholder's
                                         shares         capital         sale, net           earnings           equity
                                       ---------      -----------     --------------       ----------       -------------
1992:
   Balance, beginning of year           $  3,815         311,753              96,048          933,179           1,344,795
   Dividends paid to shareholder               -               -                   -           (5,846)             (5,846)
   Net income                                  -               -                   -           96,817              96,817
   Unrealized losses on equity
     securities, net of deferred
     Federal income tax                        -               -              (5,524)               -              (5,524)
                                       ---------      -----------     --------------       ----------       -------------
   Balance, end of year                 $  3,815         311,753              90,524        1,024,150           1,430,242
                                       =========      ===========     ==============       ==========       =============

1993:
   Balance, beginning of year              3,815         311,753              90,524        1,024,150           1,430,242
   Capital contributions                       -         111,000                   -                -             111,000
   Dividends paid to shareholder               -               -                   -          (17,805)            (17,805)
   Net income                                  -               -                   -          211,508             211,508
   Unrealized losses on equity
     securities, net of deferred
     Federal income tax                        -               -             (83,777)               -             (83,777)
                                       ---------      -----------     --------------       ----------       -------------
   Balance, end of year                 $  3,815         422,753               6,747        1,217,853           1,651,168
                                       =========      ===========     ==============       ==========       =============

1994:
   Balance, beginning of year              3,815         422,753               6,747        1,217,853           1,651,168
   Capital contribution                        -         200,000                   -                -             200,000
   Net income                                  -               -                   -          183,726             183,726
   Adjustment for change in
     accounting for certain
     investments in debt and
     equity securities, net of
     adjustment to deferred policy
     acquisition costs and deferred
     Federal income tax (note 3)               -               -             216,915                -             216,915
  Unrealized losses on securities
     available-for-sale, net of
     adjustment to deferred policy
     acquisition costs and deferred
     Federal income tax                        -               -            (343,330)               -            (343,330)
                                       ---------      -----------     --------------       ----------       -------------
  Balance, end of year                 $   3,815         622,753            (119,668)       1,401,579           1,908,479
                                       =========      ===========     ==============       ==========       =============



See accompanying notes to consolidated financial statements.


                                   49 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                              1994             1993             1992
                                                                           ----------       ----------       ----------
Cash flows from operating activities:
  Net income                                                               $  183,726          211,508           96,817
  Adjustments to reconcile net income to net cash provided by operating activities:
      Capitalization of deferred policy acquisition costs                    (264,434)        (191,994)        (177,928)
      Amortization of deferred policy acquisition costs                        94,744          102,134           99,197
      Amortization and depreciation                                             6,207           11,156            5,607
      Realized losses (gains) on invested assets, net                          15,949         (113,648)          19,092
      Deferred Federal income tax benefit                                      (2,166)          (6,006)         (13,105)
      Increase in accrued investment income                                   (29,654)         (4,218)          (11,518)
      (Increase) decrease in other assets                                    (112,566)        (549,277)           6,132
      Increase in policyholder account balances                             1,038,641          509,370           19,087
      Increase in policyholders' dividend accumulations                        15,372           17,316           18,708
      Increase (decrease) in accrued Federal income tax payable                   832           16,838          (15,723)
      Increase in other liabilities                                            17,826           26,958           73,512
      Other, net                                                              (19,303)         (11,745)         (10,586)
                                                                           ----------       ----------       ----------
        Net cash provided by operating activities                             945,174           18,392          109,292
                                                                           ----------       ----------       ----------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                     579,067                -                -
  Proceeds from sale of securities available-for-sale                         247,876          247,502           27,844
  Proceeds from maturity of fixed maturities held-to-maturity                 516,003        1,192,093        1,030,397
  Proceeds from sale of fixed maturities                                            -           33,959          123,422
  Proceeds from repayments of mortgage loans on real estate                   220,744          146,047          259,659
  Proceeds from sale of real estate                                            46,713           23,587           22,682
  Proceeds from repayments of policy loans and
     sale of other invested assets                                            134,998           59,643           99,189
  Cost of securities available-for-sale acquired                           (2,569,672)         (12,550)         (12,718)
  Cost of fixed maturities held-to-maturity acquired                         (675,835)      (2,016,831)      (2,687,975)
  Cost of mortgage loans on real estate acquired                             (627,025)        (475,336)        (654,403)
  Cost of real estate acquired                                                (15,962)          (8,827)        (137,843)
  Policy loans issued and other invested assets acquired                     (118,012)         (76,491)         (97,491)
                                                                           ----------       ----------       ----------
      Net cash used in investing activities                                (2,261,105)        (887,204)      (2,027,620)
                                                                           ----------       ----------       ----------

Cash flows from financing activities:
  Proceeds from capital contributions                                         200,000          111,000                -
  Dividends paid to shareholder                                                     -          (17,805)          (5,846)
  Increase in universal life and investment product account balances        3,640,958        2,249,740        2,468,236
  Decrease in universal life and investment product account balances       (2,449,580)      (1,458,504)        (575,180)
                                                                           ----------       ----------       ----------
      Net cash provided by financing activities                             1,391,378          884,431        1,887,210
                                                                           ----------       ----------       ----------

Net increase (decrease) in cash and cash equivalents                           75,447           15,619          (31,118)

Cash and cash equivalents, beginning of year                                   63,632           48,013           79,131
                                                                           ----------       ----------       ----------
Cash and cash equivalents, end of year                                     $  139,079           63,632           48,013
                                                                           ==========       ==========       ==========



See accompanying notes to consolidated financial statements.



                                   50 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                   Notes to Consolidated Financial Statements
                        December 31, 1994, 1993 and 1992
                                (000 s omitted)

(1)     Organization and Description of Business
        ----------------------------------------
        Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Corp.). Wholly-owned subsidiaries of NLIC include Financial Horizons Life Insurance Company (FHLIC), West Coast Life Insurance Company (WCLIC), National Casualty Company and subsidiaries (NCC), Nationwide Financial Services, Inc. (NFS), and effective December 31, 1994, Employers Life Insurance Company of Wausau and subsidiary (ELICW). NLIC and its subsidiaries are collectively referred to as "the Company".

        NLIC, FHLIC, WCLIC and ELICW are life and accident and health insurers and NCC is a property and casualty insurer. The Company is licensed in all 50 states, the District of Columbia, the Virgin Islands and Puerto Rico. The Company offers a full range of life, health and annuity products through exclusive agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

        The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

            LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

            CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

            INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)     Summary of Significant Accounting Policies
        ------------------------------------------
        The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. See note 4.

        In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The estimates susceptible to significant change are those used in determining the liability for future policy benefits and claims and those used in determining valuation allowances for mortgage loans on real estate and real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.


                                   51 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


                 (a) Consolidation Policy
                     --------------------

                     The December 31, 1994, 1993 and 1992 consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries FHLIC, WCLIC, NCC and NFS. The December 31, 1994 consolidated balance sheet also includes the accounts of ELICW, which was acquired by NLIC effective December 31, 1994. See Note 14. All significant intercompany balances and transactions have been eliminated.

                 (b) Valuation of Investments and Related Gains and Losses
                     -----------------------------------------------------

                     Prior to January 1, 1994, the Company classified fixed maturities in accordance with the then existing accounting standards, and accordingly, fixed maturity securities were carried at amortized cost, adjusted for amortization of premium or discount, since the Company had both the ability and intent to hold those securities until maturity. Equity securities were carried at fair value with the unrealized gains and losses, net of deferred Federal income tax, reported as a separate component of shareholder's equity.

                     In May 1993, the Financial Accounting Standards Board
                     (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING
                     STANDARDS NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES (SFAS 115). SFAS 115 requires fixed maturities and equity securities to be classified as either held-to-maturity, available-for-sale, or trading. The Company has no trading securities. The Company adopted SFAS 115 as of January 1, 1994, with no effect on consolidated net income. See note 3 regarding the effect on consolidated shareholder's equity.

                     Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

                     Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Loans in foreclosure and loans considered in-substance foreclosed as of the balance sheet date are placed on non-accrual status and written down to the fair value of the existing property to
                     derive a new cost basis.   Real estate is carried at
                     cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

                     Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

                     In May, 1993, the FASB issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN (SFAS 114). SFAS 114, which was amended by STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND
                     DISCLOSURE in October, 1994, requires the measurement of impaired loans be based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The impact on the consolidated financial statements of adopting SFAS 114 as amended is not expected to be material. Previously issued consolidated financial statements shall not be restated. The Company will adopt SFAS 114 as amended in 1995.
                                   52 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


                 (c) Revenues and Benefits
                     ---------------------

                     TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due and collected. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

                     UNIVERSAL LIFE AND INVESTMENT PRODUCTS: Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

                     ACCIDENT AND HEALTH INSURANCE: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

                 (d) Deferred Policy Acquisition Costs
                     ---------------------------------

                     The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional life and individual health insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Beginning January 1, 1994, deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. See note 2(b).

                 (e) Separate Accounts
                     -----------------

                     Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

                 (f) Future Policy Benefits
                     ----------------------

                     Future policy benefits for traditional life and individual health policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

                     Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

                     Future policy benefits and claims for group long-term disability policies are the present value (primarily discounted at 5.5%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health policies are not discounted.


                                   53 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

                 (g) Participating Business
                     ----------------------
                     Participating business represents approximately 45%
                     (48% in 1993 and 1992) of the Company's ordinary life insurance in force, 72% (72% in 1993; 71% in 1992)
                     of the number of policies in force, and 41% (45% in 1993 and 1992) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued. Dividend scales are approved by the Board of Directors.

                     Income attributable to participating policies in excess of policyholder dividends is accounted for as belonging to the shareholder. See note 13.

                 (h) Federal Income Tax
                     ------------------
                     NLIC, FHLIC, WCLIC and NCC file a consolidated Federal income tax return with Nationwide Mutual Insurance Company
                     (NMIC), the majority shareholder of Corp. Through 1994, ELICW filed a consolidated Federal income tax return with Employers Insurance of Wausau A Mutual Company.
                     Beginning in 1995, ELICW will file a separate Federal income tax return.

                     In 1993, the Company adopted STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES, which required a change from the deferred method of accounting for income tax of APB Opinion 11 to the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.
                     Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

                     Prior to 1993, the Company applied the deferred method of accounting for income tax which recognized deferred income tax for income and expense items that are reported in different years for financial reporting purposes and income tax purposes using the tax rate applicable for the year of calculation. Under the deferred method, deferred tax is not adjusted for subsequent changes in tax rates. See note 7.

                     The Company has reported the cumulative effect of the change in method of accounting for income tax in the 1993 consolidated statement of income. See note 3.

                 (i) Reinsurance Ceded
                     -----------------
                     Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

                 (j) Cash Equivalents
                     ----------------
                     For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

                 (k) Reclassification
                     ----------------
                     Certain items in the 1993 and 1992 consolidated financial statements have been reclassified to conform to the 1994 presentation.

                                   54 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(3)     Changes in Accounting Principles
        --------------------------------

        Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of a new accounting standard by the FASB as described in Note 2(b). As of January 1, 1994, the company classified fixed maturity securities with amortized cost and fair value of $6,593,844 and $7,024,736, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

           Excess of fair value over amortized cost of fixed maturity
              securities available-for-sale                                       $430,892
           Adjustment to deferred policy acquisition costs                         (97,177)
           Deferred Federal income tax                                            (116,800)
                                                                                  --------
                                                                                  $216,915
                                                                                  ========

        During 1993, the Company adopted accounting principles in connection with the issuance of two accounting standards by the FASB. The effect as of January 1, 1993, the date of adoption, has been recognized in the 1993 consolidated statement of income as the cumulative effect of changes in accounting principles, as follows:

           Asset/liability method of recognizing income tax (note 7)              $ 26,344
           Accrual method of recognizing postretirement benefits other
              than pensions (net of tax benefit of $11,296), (note 11)             (20,979)
                                                                                  --------
                  Net cumulative effect of changes in accounting principles       $  5,365
                                                                                  ========

(4)     Basis of Presentation
        ---------------------
        The consolidated financial statements have been prepared in accordance with GAAP. Annual Statements for NLIC and FHLIC, WCLIC, ELICW and NCC, filed with the Department ofInsurance of the State of Ohio, California Department of Insurance, Wisconsin Insurance Department and Michigan Bureau of Insurance, respectively, are prepared on the basis of accounting practices prescribed or permitted by such regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

        The following reconciles the statutory net income of NLIC as reported to regulatory authorities to the net income as shown in the accompanying consolidated financial statements:

                                                                                     1994           1993            1992
                                                                                   --------        -------         -------
           Statutory net income                                                    $ 76,532        185,943          33,812
           Adjustments to restate to the basis of GAAP:
                 Consolidating statutory net income of subsidiaries                  14,350         19,545          21,519
                 Increase in deferred policy acquisition costs, net                 167,166         89,860          78,731
                 Future policy benefits                                             (76,310)       (70,640)        (63,355)
                 Deferred Federal income tax (expense) benefit                       (9,657)       (31,634)         13,660
                 Equity in earnings of affiliates                                     1,013          7,121           4,618
                 Valuation allowances and other than temporary
                   declines accounted for directly in surplus                         6,275         (6,638)          3,402
                 Interest maintenance reserve                                        (7,332)        13,754           7,588
                 Cumulative effect of changes in accounting principles,
                   net of tax                                                             -          5,365               -
                 Other, net                                                          11,689         (1,168)         (3,158)
                                                                                   --------        -------         -------
                    Net income per accompanying consolidated
                       statements of income                                        $183,726        211,508          96,817
                                                                                   ========        =======         =======

                                   55 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The following reconciles the statutory capital shares and surplus of NLIC as reported to regulatory authorities to the shareholder's equity as shown in the accompanying consolidated financial statements:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Statutory capital shares and surplus                                    $1,262,861        992,631        647,307
           Add (deduct) cumulative effect of adjustments:
                 Deferred policy acquisition costs                                  1,064,159        811,944        722,084
                 Nonadmitted assets and furniture and equipment charged to
                   income in the year of acquisition, net of accumulated
                   depreciation                                                        16,120         22,573         15,712
                 Asset valuation reserve                                              153,387        105,596        138,727
                 Interest maintenance reserve                                          18,843         21,069          7,315
                 Future policy benefits                                              (310,302)      (238,231)      (167,591)
                 Deferred Federal income tax, including effect of changes in
                   accounting principles in 1993                                       36,515        (31,659)       (82,724)
                 Cumulative effect of change in accounting principles for
                   postretirement benefits other than pensions, gross                       -        (32,275)             -
                 Difference between amortized cost and fair value of fixed
                  maturity securities available-for-sale, gross                      (272,959)             -              -
                 Other, net                                                           (60,145)          (480)       149,412
                                                                                   ----------     ----------     ----------
                     Shareholder's equity per accompanying consolidated
                        balance sheets                                             $1,908,479      1,651,168      1,430,242
                                                                                   ==========     ==========     ==========

(5)     Investments
        -----------

        An analysis of investment income by investment type follows for the years ended December 31:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Gross investment income:
               Securities available-for-sale:
                 Fixed maturities                                                  $  674,346              -              -
                 Equity securities                                                        550          7,230          6,949
               Fixed maturities held-to-maturity                                      193,009        800,255        754,876
               Mortgage loans on real estate                                          376,783        364,810        334,769
               Real estate                                                             40,280         39,684         27,410
               Short-term                                                               6,990          5,080          7,298
               Other                                                                   42,831         33,832         30,717
                                                                                   ----------       --------       --------
                     Total investment income                                        1,334,789      1,250,891      1,162,019
           Less investment expenses                                                    45,288         46,465         41,862
                                                                                   ----------     ----------     ----------
                     Net investment income                                         $1,289,501      1,204,426      1,120,157
                                                                                   ==========     ==========     ==========


        An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Securities available-for-sale:
              Fixed maturities                                                    $  (703,851)             -              -
              Equity securities                                                        (1,990)      (128,837)        (9,195)
           Fixed maturities held-to-maturity                                         (421,427)       223,392         17,774
                                                                                  -----------       --------       --------
                                                                                  $(1,127,268)        94,555          8,579
                                                                                  ===========       ========       ========




                                   56 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


        An analysis of realized gains (losses) on investments by investment type follows for the years ended December 31:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Realized on disposition of investments:
             Securities available-for-sale:
                Fixed maturities                                                     $(13,720)             -              -
                Equity securities                                                       1,427        129,728          7,215
             Fixed maturities                                                               -         21,159         13,399
             Mortgage loans on real estate                                            (16,130)       (17,763)       (30,334)
             Real estate and other                                                      5,765        (12,813)       (12,997)
                                                                                   ----------       --------       --------
                                                                                      (22,658)       120,311        (22,717)
                                                                                   ----------       --------       --------


           Valuation allowances:
             Securities available-for-sale:
                Fixed maturities                                                        6,600              -              -
             Fixed maturities                                                               -           (934)         1,792
             Mortgage loans on real estate                                             (4,332)       (10,478)        (5,969)
             Real estate and other                                                      4,006          4,774          7,579
                                                                                   ----------       --------       --------
                                                                                        6,274         (6,638)         3,402
                                                                                   ----------       --------       --------
                                                                                     $(16,384)       113,673        (19,315)
                                                                                   ==========       ========       ========

        The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows as of December 31, 1994:

                                                                                    Gross           Gross
                                                                  Amortized        unrealized     unrealized        Estimated
                                                                     cost            gains          losses         fair value
                                                                 -----------       ----------     ----------       ----------
          Securities available-for-sale
          -----------------------------
            Fixed maturities:
              US Treasury securities and obligations of US
                government corporations and agencies              $  393,156           1,794         (18,941)         376,009
              Obligations of states and political
                subdivisions                                           2,202              55             (21)           2,236
              Debt securities issued by foreign governments          177,910             872          (9,205)         169,577
              Corporate securities                                 4,201,738          50,405        (128,698)       4,123,445
              Mortgage-backed securities                           3,543,859          18,125        (187,345)       3,374,639
                                                                 -----------       ----------     ----------       ----------
                  Total fixed maturities                           8,318,865          71,251        (344,210)       8,045,906
            Equity securities                                         18,373           6,636            (296)          24,713
                                                                 -----------       ----------     ----------       ----------
                                                                  $8,337,238          77,887        (344,506)       8,070,619
                                                                 ===========       ==========     ==========       ==========

          Fixed maturity securities held-to-maturity
          ------------------------------------------
              Obligations of states and political
                subdivisions                                      $   11,613              92            (255)          11,450
              Debt securities issued by foreign governments           16,131             111             (39)          16,203
              Corporate securities                                 3,661,043          34,180        (120,566)       3,574,657
                                                                 -----------       ----------     ----------       ----------
                                                                  $3,688,787          34,383        (120,860)       3,602,310
                                                                 ===========       ==========     ==========       ==========



                                   57 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The amortized cost and estimated fair value of investments of fixed maturity securities were as follows as of December 31, 1993:

                                                                                    Gross           Gross
                                                                  Amortized        unrealized     unrealized        Estimated
                                                                     cost            gains          losses         fair value
                                                                 -----------       ----------     ----------       ----------
               US Treasury securities and obligations of US
                 government corporations and agencies            $   287,738          18,204          (392)           305,550
               Obligations of states and political
                 subdivisions                                         16,519           2,700            (5)            19,214
               Debt securities issued by foreign governments         137,092           7,719        (1,213)           143,598
               Corporate securities                                6,819,355         647,778       (15,648)         7,451,485
               Mortgage-backed securities                          2,860,274         121,721       (15,022)         2,966,973
                                                                 -----------       ----------     ----------       ----------
                                                                 $10,120,978         798,122       (32,280)        10,886,820
                                                                 ===========       ==========     ==========       ==========

        As of December 31, 1993 the net unrealized gain on equity securities, before providing for deferred Federal income tax, was $8,330, comprised of gross unrealized gains of $8,345 and gross unrealized losses of $15.

        The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 1994, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                      Amortized          Estimated
                                                                        cost            fair value
                                                                     ----------         -----------
           Fixed maturity securities available-for-sale
           --------------------------------------------
           Due in one year or less                                   $  294,779            294,778
           Due after one year through five years                      2,553,825          2,490,886
           Due after five years through ten years                     1,382,311          1,327,089
           Due after ten years                                          544,091            558,514
                                                                     ----------         -----------
                                                                      4,775,006          4,671,267
           Mortgage-backed securities                                 3,543,859          3,374,639
                                                                     ----------         -----------
                                                                     $8,318,865          8,045,906
                                                                     ==========         ===========

           Fixed maturity securities held-to-maturity
           ------------------------------------------
           Due in one year or less                                   $  333,517            333,000
           Due after one year through five years                      1,953,179          1,942,260
           Due after five years through ten years                     1,080,069          1,013,083
           Due after ten years                                          322,022            313,967
                                                                     ----------         -----------
                                                                     $3,688,787          3,602,310
                                                                     ==========         ===========

        Proceeds from the sale of securities available-for-sale during 1994 were $247,876, while proceeds from sales of investments in fixed maturity securities during 1993 were $33,959 ($123,422 during 1992). Gross gains of $3,406 ($2,413 in 1993 and $3,194 in 1992) and gross losses of $21,866 ($39 in 1993 and $513 in 1992) were realized on those sales.

        Investments that were non-income producing for the twelve month period preceding December 31, 1994 amounted to $11,513 ($13,158 for 1993) and consisted of $11,111 ($10,907 in 1993) in real estate and $402 ($2,251 in 1993) in other long-term investments.

        Real estate is presented at cost less accumulated depreciation of $29,275 in 1994 ($24,717 in 1993) and valuation allowances of $27,330 in 1994 ($31,357 in 1993). Other valuation allowances are $0 in 1994 ($6,680 in 1993) on fixed maturities and $47,892 in 1994 ($42,350 in
        1993) on mortgage loans on real estate.


                                   58 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. Foreclosures of mortgage loans on real estate were $37,187 in 1994 ($39,281 in 1993) and mortgage loans on real estate in process of foreclosure or in-substance foreclosed as of December 31, 1994 totaled $19,878 ($24,658 as of December 31, 1993), which approximates fair value.

        Investments with an amortized cost of $11,137 and $11,383 as of December 31, 1994 and 1993, respectively, were on deposit with various regulatory agencies as required by law.

(6)     Future Policy Benefits and Claims
        ---------------------------------
        The liability for future policy benefits for traditional life and individual health policies has been established based upon the following assumptions:

           Interest rates:  Interest rates vary as follows:

                  Year of issue                                   Life                                     Health
                  -------------                                   ----                                     ------
                  1994                7.2 %, not graded - permanent contracts with loan provisions;         5.0%
                                      6.0%, not graded - all other contracts
                  1984-1993           7.4% to 10.5%, not graded                                             5.0% to 6%
                  1966-1983           6% to 8.1%, graded over 20 years to 4% to 6.6%                        3.5% to 6%
                  1965 and prior      generally lower than post 1965 issues                                 3.5% to 4%

           Withdrawals: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

           Mortality: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

        The liability for future policy benefits for investment contracts (approximately 81% and 80% of the total liability for future policy benefits as of December 31, 1994 and 1993, respectively) has been established based on policy term, interest rates and various contract provisions. The average interest rate credited on investment product policies was 6.5%, 7.0% and 7.5% for the years ended December 31, 1994, 1993 and 1992, respectively.

        Future policy benefits and claims for group long-term disability policies are the present value (primarily discounted at 5.5%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health policies are not discounted.

        Activity in the liability for unpaid claims and claim adjustment expenses is summarized for the years ended December 31:

                                                                  1994           1993           1992
                                                                ---------      --------       --------
           Balance as of January 1                              $591,258        760,312        672,581
              Less reinsurance recoverables                      429,798        547,786        445,934
                                                                ---------      --------       --------
                    Net balance as of January 1                  161,460        212,526        226,647
                                                                ---------      --------       --------
           Incurred related to:
              Current year                                       273,299        309,721        360,545
              Prior years                                        (26,156)       (26,248)       (17,433)
                                                                ---------      --------       --------
                 Total incurred                                  247,143        283,473        343,112
                                                                ---------      --------       --------
           Paid related to:
              Current year                                       175,700        208,978        226,886
              Prior years                                         73,889        125,561        130,347
                                                                ---------      --------       --------
                 Total paid                                      249,589        334,539        357,233
                                                                ---------      --------       --------
           Unpaid claims of ELICW (note 14)                       40,223              -              -
                                                                ---------      --------       --------
                    Net balance as of December 31                199,237        161,460        212,526

              Plus reinsurance recoverables                      457,694        429,798        547,786
                                                                ---------      --------       --------
           Balance as of December 31                            $656,931        591,258        760,312
                                                                ========       ========       ========

                                   59 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        As a result of changes in estimates for insured events of prior years, the provision for claims and claim adjustment expenses decreased in each of the three years ended December 31, 1994 due to lower-than-anticipated costs to settle accident and health claims.

(7)     Federal Income Tax
        ------------------

        Prior to 1984, the Life Insurance Company Income Tax Act of 1959 as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA is approximately $35,344 as of December 31, 1994.

        The Company adopted STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES (SFAS 109), as of January 1, 1993. See note 3. The 1992 consolidated financial statements have not been restated to apply the provisions of SFAS 109.

        The significant components of deferred income tax expense for the years ended December 31 are as follows:

                                                                       1994           1993
                                                                      ------         ------
           Deferred income tax expense (exclusive of the
              effects of other components listed below)               $9,657         29,930
           Adjustments to deferred income tax assets and
              liabilities for enacted changes in tax laws
              and rates                                                    -          1,704
                                                                      ------         ------
                                                                      $9,657         31,634
                                                                      ======         ======

        For the year ended December 31, 1992, the deferred income tax benefit results from timing differences in the recognition of income and expense for income tax and financial reporting purposes.
        The primary sources of those timing differences were deferred policy acquisition costs (deferred expense of $16,457) and reserves for future policy benefits (deferred benefit of $32,045).

        Total Federal income tax expense for the years ended December 31, 1994, 1993 and 1992 differs from the amount computed by applying the U.S. Federal income tax rate to income before tax as follows:


                                                                 1994                        1993                  1992
                                                                 ----                        ----                  ----
                                                          Amount        %           Amount        %           Amount      %
                                                         -------       ----        --------      ----        -------     ----
           Computed (expected) tax expense               $95,631       35.0        $109,515      35.0        $44,390     34.0
           Tax exempt interest and dividends
              received deduction                            (194)      (0.1)         (2,322)     (0.7)        (4,172)    (3.2)
           Current year increase in U.S. Federal
              income tax rate                                  -          -           1,704       0.5              -        -
           Real estate valuation allowance
              adjustment                                       -          -               -         -         (3,463)    (2.7)
           Other, net                                     (5,933)      (2.1)         (2,139)     (0.7)        (3,013)    (2.3)
                                                         -------       ----        --------      ----        -------     ----
                 Total (effective rate of each
                   year)                                 $89,504       32.8        $106,758      34.1        $33,742     25.8
                                                         =======       ====        ========      ====        =======     ====

        Total Federal income tax paid was $87,576, $58,286 and $63,124 during the years ended December 31, 1994, 1993 and 1992, respectively.


                                   60 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1994 and 1993 are as follows:

                                                                              1994            1993
                                                                            --------        ---------
           Deferred tax assets:
              Future policy benefits                                        $124,044          129,995
              Fixed maturity securities available-for-sale                    95,536                -
              Liabilities in Separate Accounts                                94,783           64,722
              Mortgage loans on real estate and real estate                   25,632           24,020
              Other policyholder funds                                         7,137            7,759
              Other assets and other liabilities                              57,528           41,390
                                                                            --------        ---------
                Total gross deferred tax assets                              404,660          267,886
                                                                            --------        ---------


           Deferred tax liabilities:
              Deferred policy acquisition costs                              317,224          243,731
              Fixed maturities, equity securities and other
                 long-term investments                                         3,620           11,137
              Other                                                           47,301           44,677
                                                                            --------        ---------
                Total gross deferred tax liabilities                         368,145          299,545
                                                                            --------        ---------
                      Net deferred tax asset (liability)                    $ 36,515          (31,659)
                                                                            ========        =========

        The Company has determined that valuation  allowances are not necessary as of December 31, 1994 and 1993 and January 1, 1993 (date of adoption of SFAS 109) based on its analysis of future deductible
        amounts.   All future deductible amounts can be offset by future
        taxable amounts or recovery of Federal income tax paid within the statutory carryback period. In addition, for future deductible amounts for securities available-for-sale, affiliates of the Company which are included in the same consolidated Federal income tax return hold investments that could be sold for capital gains that could offset capital losses realized by the Company should securities available-for-sale be sold at a loss.

(8)     Disclosures about Fair Value of Financial Instruments
        -----------------------------------------------------

        STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

        These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

        Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on insurance contracts are provided to make the fair value disclosures more meaningful.

        The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures:

           CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the balance sheets for these instruments approximate their fair value.


                                   61 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


           INVESTMENT SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available.
           For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

           SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices.
           The fair value of liabilities related to Separate Accounts is the amount payable on demand.

           MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is valued at the estimated fair value of the underlying collateral.

           INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

           POLICY RESERVES ON INSURANCE CONTRACTS: Included are disclosures for individual life, universal life and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

           POLICYHOLDERS DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
           FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

        Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on insurance contracts were as follows as of December 31:

                                                                    1994                             1993
                                                                    ----                             ----
                                                       Carrying         Estimated        Carrying         Estimated
                                                        amount         fair value         amount         fair value
                                                      -----------      -----------      -----------      -----------
        Assets
        ------
        Investments:
          Securities available-for-sale:
            Fixed maturities                          $ 8,045,906        8,045,906                -                -
            Equity securities                              24,713           24,713           16,593           16,593
          Fixed maturities held-to-maturity             3,688,787        3,602,310       10,120,978       10,886,820
          Mortgage loans on real estate                 4,222,284        4,173,284        3,871,560        4,175,271
          Policy loans                                    340,491          340,491          315,898          315,898
          Short-term investments                          131,643          131,643           41,797           41,797
        Cash                                                7,436            7,436           21,835           21,835
        Assets held in Separate Accounts               12,222,461       12,222,461        9,006,388        9,006,388

        Liabilities
        -----------
        Investment contracts                           12,189,894       11,657,556       10,332,661       10,117,288
        Policy reserves on insurance contracts          3,170,085        2,934,384        2,945,120        2,873,503
        Policyholders' dividend accumulations             338,058          338,058          322,686          322,686
        Other policyholder funds                           72,770           72,770           71,959           71,959
        Liabilities related to Separate Accounts       12,222,461       11,807,331        9,006,388        8,714,586



                                   62 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(9)     Additional Financial Instruments Disclosures
        --------------------------------------------

        FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

        Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243,200 extending into 1995 were outstanding as of December 31, 1994.

        SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1993) in any geographic area and no more than 2%
        (2% in 1993) with any one borrower. The summary below depicts loans by remaining principal balance as of each December 31:

                                                                                                 Apartment
                                                Office            Warehouse       Retail          & other           Total
                                               --------           ---------      ---------       ---------        ----------
             1994:
               East North Central              $109,233            103,499         540,686         191,489           944,907
               East South Central                24,298             10,803         127,845          76,897           239,843
               Mountain                           3,150             13,770         140,358          39,682           196,960
               Middle Atlantic                   61,299             53,285         140,847          30,111           285,542
               New England                       10,536             43,282         139,131               4           192,953
               Pacific                          195,393            210,930         397,911          68,768           873,002
               South Atlantic                    87,150             81,576         424,150         210,354           803,230
               West North Central               127,760             11,766          80,854           4,738           225,118
               West South Central                51,013             84,796         184,923         194,788           515,520
                                               --------           ---------      ---------       ---------        ----------
                                               $669,832            613,707       2,176,705         816,831         4,277,075
                                               ========           =========      =========       =========
                  Less valuation allowances and unamortized discount                                                  54,791
                                                                                                                  ----------
                       Total mortgage loans on real estate, net                                                   $4,222,284
                                                                                                                  ==========
             1993:
               East North Central              $109,208           108,478          470,755         158,964           847,405
               East South Central                27,562             1,460          117,341          69,991           216,354
               Mountain                           3,228             4,742          105,560          23,065           136,595
               Middle Atlantic                   56,664            52,766          132,821          15,414           257,665
               New England                       10,565            48,398          142,530               8           201,501
               Pacific                          174,409           185,116          389,428          65,497           814,450
               South Atlantic                   112,640            58,165          391,102         238,337           800,244
               West North Central               104,933            13,458           78,408           3,917           200,716
               West South Central                50,955            47,103          183,420         161,033           442,511
                                               --------           ---------        -------       ---------        ----------
                                               $650,164           519,686        2,011,365         736,226         3,917,441
                                               ========           =========      =========       =========
                  Less valuation allowances and unamortized discount                                                  45,881
                                                                                                                  ----------
                       Total mortgage loans on real estate, net                                                   $3,871,560
                                                                                                                  ==========


                                   63 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(10)    Pension Plan
        ------------

        NLIC, FHLIC, WCLIC, NCC, and NFS participate together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of any three consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

        Pension costs charged to operations by the Company during the years ended December 31, 1994, 1993 and 1992 were $10,451, $6,702 and
        $4,613, respectively.

        The Company's net accrued pension expense as of December 31, 1994 and 1993 was $1,836 and $1,472, respectively.

        The net periodic pension cost for the plan as a whole for the years ended December 31, 1994, 1993 and 1992 follows:

                                                                       1994             1993             1992
                                                                     --------         --------         --------
            Service cost (benefits earned during the period)          $64,740           47,694           44,343
            Interest cost on projected benefit obligation              73,951           70,543           68,215
            Actual return on plan assets                              (21,495)        (105,002)         (62,307)
            Net amortization and deferral                             (62,150)          20,832          (24,281)
                                                                     --------         --------         --------
               Net periodic pension cost                              $55,046           34,067           25,970
                                                                     ========         ========         ========

        Basis for measurements, net periodic pension cost:

            Weighted average discount rate                               5.75%           6.75%            7.25%
            Rate of increase in future compensation levels               4.50%           4.75%            5.25%
            Expected long-term rate of return on plan assets             7.00%           7.50%            8.00%

        Information regarding the funded status of the plan as a whole as of December 31, 1994 and 1993 follows:

                                                                                1994             1993
                                                                             ----------       ----------
                     Accumulated benefit obligation:
                        Vested                                               $  914,850          972,475
                        Nonvested                                                 7,570           10,227
                                                                             ----------       ----------
                                                                             $  922,420          982,702
                                                                             ==========       ==========
                     Projected benefit obligation for
                        services rendered to date                             1,305,547        1,292,477
                     Plan assets at fair value                                1,241,771        1,208,007
                                                                             ----------       ----------
                     Plan assets less than projected benefit
                        obligation                                              (63,776)         (84,470)
                     Unrecognized prior service cost                             46,201           49,551
                     Unrecognized net losses                                     39,408           55,936
                     Unrecognized net assets at January 1, 1987                 (21,994)         (24,146)
                                                                             ----------       ----------
                          Net accrued pension expense                        $     (161)          (3,129)
                                                                             ==========       ==========

                 Basis for measurements, funded status of plan:

                     Weighted average discount rate                               7.50%            5.75%
                     Rate of increase in future compensation levels               6.75%            4.50%




                                   64 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(11)    Postretirement Benefits Other Than Pensions
        -------------------------------------------

        In addition to the defined benefit pension plan, NLIC, FHLIC, WCLIC, NCC and NFS participate with other affiliated companies in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement life insurance contributions are based on age and coverage amount of each retiree. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. The accounting for the health care plan anticipates future cost-sharing changes to the written plan that are consistent with the Company's expressed intent to increase the retiree contribution amount annually for expected health care inflation. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. The Company began funding in 1994. Plan assets are invested in group annuity contracts of NLIC.

        Effective January 1, 1993, the Company adopted the provisions of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 106 - EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS 106), which requires the accrual method of accounting for postretirement life and health care insurance benefits based on actuarially determined costs to be recognized over the period from the date of hire to the full eligibility date of employees who are expected to qualify for such benefits. Postretirement benefit cost for 1992, which was recorded on a cash basis, has not been restated.

        The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation as of January 1, 1993. Accordingly, a noncash charge of $32,275 ($20,979 net of related income tax benefit) was recorded in the consolidated statement of income as a
        cumulative effect of a change in accounting principle.   See note 3.
        The adoption of SFAS 106, including the cumulative effect of the change in accounting principle, increased the expense for postretirement benefits by $35,277 to $36,544 in 1993. Net periodic postretirement benefit cost for 1994 was $4,627. The Company's accrued postretirement benefit obligation as of December 31, 1994 and 1993 was $36,001 and $35,277, respectively.

        Actuarial assumptions for the measurement of the December 31, 1994 accumulated postretirement benefit obligation include a discount rate of 8% and an assumed health care cost trend rate of 11%, uniformly declining to an ultimate rate of 6% over 12 years.

        Actuarial assumptions for the measurement of the December 31, 1993 accumulated postretirement benefit obligation and the 1994 net periodic postretirement benefit cost include a discount rate of 7% and an assumed health care cost trend rate of 12%, uniformly declining to an ultimate rate of 6% over 12 years.

        Actuarial assumptions used to determine the accumulated postretirement benefit obligation as of January 1, 1993 and the 1993 net periodic postretirement benefit cost include a discount rate of 8% and an assumed health care cost trend rate of 14%, uniformly declining to an ultimate rate of 6% over 12 years.

        Information regarding the funded status of the plan as a whole as of December 31, 1994 and 1993 follows:

                                                                                             1994             1993
                                                                                          ---------        ---------
           Accumulated postretirement benefit obligation:
              Retirees                                                                    $  76,677           90,312
              Fully eligible, active plan participants                                       22,013           24,833
              Other active plan participants                                                 59,089           84,103
                                                                                          ---------        ---------
                 Accumulated postretirement benefit obligation                              157,779          199,248
              Plan assets at fair value                                                      49,012                -
                                                                                          ---------        ---------
                 Plan assets less than accumulated postretirement benefit
                   obligation                                                              (108,767)        (199,248)
              Unrecognized net (gains) losses                                               (41,497)          15,128
                                                                                          ---------        ---------
                 Accrued postretirement benefit obligation                                $(150,264)        (184,120)
                                                                                          =========        =========

                                   65 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued
        The amount of net periodic postretirement benefit cost for the plan as a whole for the years ended December 31, 1994 and 1993 is as follows:

                                                                                                   1994            1993
                                                                                                 -------         -------
           Net periodic postretirement benefit cost:
              Service cost - benefits attributed to employee service during the year             $ 8,586            7,090
              Interest cost on accumulated postretirement benefit obligation                      14,011           13,928
              Actual return on plan assets                                                        (1,622)               -
              Net amortization and deferral                                                        1,622                -
                                                                                                 -------           ------
                 Net periodic postretirement benefit cost                                        $22,597           21,018
                                                                                                 =======           ======

        The health care cost trend rate assumption has a significant effect on the amounts reported. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 1994 and 1993 by $8,109 and $15,621, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 1994 and 1993 by $866 and $2,377, respectively.

(12)    Portfolio Transfer of Credit Life and Credit Accident and Health
        ----------------------------------------------------------------
        On March 13, 1992, WCLIC entered into an assignment and assumption agreement with American Bankers Life Assurance Company of Florida (ABLAC) under which ABLAC assumed, by portfolio transfer, substantially all of WCLIC's credit life and accident and health policies in force as of January 1, 1992. A pre-tax loss of approximately $15,000 was recognized from this transaction in 1992. The loss represents approximately $34,000 of amortization of deferred policy acquisition costs, less approximately $27,000 in ceded commissions earned, plus death benefits incurred and other expenses. Under the terms defined in the assignment and assumption agreement, WCLIC is contingently liable for adverse development of claims activity up to a defined limit. As of December 31, 1994, WCLIC has provided for a contingent liability based on the development of claims experience through December 31, 1994. As of December 31, 1993, WCLIC had provided for the maximum contingent liability in the absence of conclusive claims experience development.

(13)    Regulatory Risk-Based Capital, Retained Earnings and Dividend
        -------------------------------------------------------------
        Restrictions
        ------------

        Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance subsidiaries exceed the minimum risk-based capital requirements.

        In accordance with the requirements of the New York statutes, the Company has agreed with the Superintendent of Insurance of that state that so long as participating policies and contracts are held by residents of New York, no profits on participating policies and contracts in excess of the larger of (a) ten percent of such profits or
        (b) fifty cents per year per thousand dollars of participating life insurance in force, exclusive of group term, at the year-end shall inure to the benefit of the shareholders. Such New York statutes further provide that so long as such agreement is in effect, such excess of profits shall be exhibited as "participating policyholders' surplus" in annual statements filed with the Superintendent and shall be used only for the payment or apportionment of dividends to participating policyholders at least to the extent required by statute or for the purpose of making up any loss on participating policies.

        In the opinion of counsel for the Company, the ultimate ownership of the entire surplus, however classified, of the Company resides with the shareholder, subject to the usual requirements under state laws and regulations that certain deposits, reserves and minimum surplus be maintained for the protection of the policyholders until all policy contracts are discharged.


                                   66 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        Based on the opinion of counsel with respect to the ownership of its surplus, the Company is of the opinion that the earnings attributable to participating policies in excess of the amounts paid as dividends to policyholders belong to the shareholder rather than the policyholders, and such earnings are so treated by the Company.

        The amount of shareholder's equity other than capital shares was $1,904,664, $1,647,353, and $1,426,427 as of December 31,
        1994, 1993 and 1992, respectively. The amount thereof not presently available for dividends to the shareholder due to the New York restrictions and to adjustments relating to GAAP was $929,934, $954,037 and $841,583 as of December 31, 1994, 1993 and 1992,
        respectively.

        Ohio law limits the payment of dividends to shareholders. The maximum dividend that may be paid by the Company without prior approval of the Director of the Department of Insurance of the State of Ohio is limited to the greater of statutory gain from operations of the preceding calendar year or 10% of statutory shareholder's surplus as of the prior December 31. Therefore, $1,707,110, of shareholder's equity, as presented in the accompanying consolidated financial statements, is restricted as to dividend payments in 1995.

        California law limits the payment of dividends to shareholders of WCLIC. The maximum dividend that may be paid by WCLIC without prior approval of the Commissioner of the State of California Department of Insurance is limited to the greater of WCLIC's statutory net income of the preceding calendar year or 10% of WCLIC's statutory shareholder's surplus as of the prior December 31. Therefore, $126,489 of WCLIC's shareholder's equity is restricted as to dividend payments in 1995.

        Wisconsin law limits the payment of dividends to shareholders of ELICW. The maximum dividend that may be paid by ELICW without prior approval of the Commissioner of the State of Wisconsin is limited to the greater of ELICW's statutory net income of the preceding calendar year or 10% of ELICW s statutory surplus as of the prior December 31, Therefore, $135,369 of ELICW's shareholder's equity is restricted as to dividend payments in 1995.

        Michigan law limits the payment of dividends to shareholders of NCC. The maximum dividend that may be paid by NCC without prior approval of the Commissioner of the State of Michigan Bureau of Insurance is limited to the greater of NCC's statutory net income, not including realized capital gains, of the preceding calendar year or 10% of NCC's statutory shareholder's surplus as of the prior December 31. Therefore, $66,564 of NCC's shareholder's equity is restricted as to dividend payments in 1995. In addition, prior approval is not required for a dividend which does not increase gross leverage to a point in excess of the United States consolidated industry average for the most recent available year.

(14)    Transactions With Affiliates
        ----------------------------
        Effective December 31, 1994, NLIC purchased all of the outstanding shares of ELICW from Wausau Service Corporation (WSC) for an amount approximating $165,000, subject to specified adjustments, if any, subsequent to year end. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. An accrual approximating $10,000 is reflected in the accompanying consolidated balance sheet. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC.

        The deferred compensation annuity line of business of the Company is primarily sold through Public Employees Benefit Services Corporation (PEBSCO). The Company paid PEBSCO commissions and administrative fees of $26,699, $22,681 and $20,146 in 1994, 1993 and
        1992, respectively.  PEBSCO is a wholly owned subsidiary of Corp.

        The Company and NEA Valuebuilder Investor Services, Inc. (NEAVIS) have contracted with the National Education Association (NEA) to provide individual annuity contracts to be marketed exclusively to members of the NEA. The Company paid NEAVIS a marketing development fee of $11,095, $9,229 and $6,426 in 1994, 1993 and 1992, respectively.
        NEAVIS is a wholly owned subsidiary of Corp.

        The Company shares home office, other facilities, equipment and common management and administrative services with affiliates.

                                   67 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


        The Company participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1994 and 1993 were not material.

        During 1993, the Company sold equity securities with a market value $194,515 to NMIC, resulting in a realized gain of $122,823. With the proceeds, the Company purchased securities with a market value of $194,139 and cash of $376 from NMIC.

        Intercompany reinsurance contracts exist between NLIC and NMIC, NLIC and WCLIC, NLIC and NCC, WCLIC and NMIC and WCLIC and
        ELICW as of December 31, 1994. These contracts are immaterial to the consolidated financial statements.

        NCC participates in several 100% quota share reinsurance agreements with NMIC. NCC serves as the licensed insurer as required for an affiliated excess and surplus lines company and cedes 100% of direct written premiums to NMIC. In 1989, NCC transferred 100% of assets and unearned premiums and loss reserves related to a discontinued block of assumed reinsurance to NMIC (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%). Effective January 1, 1993, NCC entered into a 100% quota share reinsurance agreement to cede to NMIC 100% of all written premiums not subject to any other reinsurance agreements.

        As a result of these agreements, and in accordance with STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 113 - ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS, the following amounts are included in the consolidated financial statements as of December 31, 1994 and 1993 for reinsurance ceded:

                                                                    1994             1993
                                                                  --------         --------
           Reinsurance recoverable                                $575,721          533,401
           Unearned premium reserves                              (118,092)        (102,644)
           Loss and claim reserves                                (371,974)        (352,303)
           Loss and expense reserves                               (85,655)         (78,454)
                                                                  --------         --------
                                                                  $      0                0
                                                                  ========         ========

        The ceding of reinsurance does not discharge the original insurer from primary liability to its policyholder. The insurer which assumes the coverage assumes the related liability and it is the practice of insurers to treat insured risks, to the extent of reinsurance ceded, as though they were risks for which the original insurer is not liable. Management believes the financial strength of NMIC reduces to an acceptable level any risk to NCC under these intercompany reinsurance agreements.

        The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash
        Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $92,531 and $28,683 at December 31, 1994 and 1993, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

(15)    Bank Lines of Credit
        --------------------

        As of December 31, 1994 and 1993, NLIC had $120,000 of confirmed but unused bank lines of credit which support a $100,000 commercial paper borrowing authorization. Additionally, NFS had $27,000 of confirmed but unused bank lines of credit.


                                   68 of 88

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(16)    Contingencies
        -------------

        The  Company is a defendant in various lawsuits.   In the
        opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(17)    Major Lines of Business
        -----------------------

        The Company operates in the life and accident and health lines of business in the life insurance and property and casualty insurance industries. Life insurance operations include whole life, universal life, variable universal life, endowment and term life insurance and annuity contracts issued to individuals and groups. Accident and health operations also provide coverage to individuals and groups.

        The following table summarizes the revenues and income before Federal income tax and cumulative effect of changes in accounting principles for the years ended December 31, 1994, 1993 and 1992 and assets as of December 31, 1994, 1993 and 1992, by line of business.

                                                                                  1994              1993             1992
                                                                              -----------       ----------       ----------
            Revenues:
                 Life insurance                                               $ 1,577,809        1,479,956        1,406,417
                 Accident and health                                              345,544          339,764          475,290
                 Investment income allocated to capital and surplus               122,847          214,806           51,611
                                                                              -----------        ---------        ---------
                      Total                                                   $ 2,046,200        2,034,526        1,933,318
                                                                              ===========        =========        =========
            Income before Federal income tax and cumulative
                effect of changes in accounting principles:
                 Life insurance                                                   141,650           83,917           78,627
                 Accident and health                                               13,220           15,043              436
                 Investment income allocated to capital and surplus               118,360          213,941           51,496
                                                                              -----------        ---------        ---------
                      Total                                                   $   273,230          312,901          130,559
                                                                              ===========        =========        =========
            Assets:
                 Life insurance                                                28,351,628       22,982,186       19,180,561
                 Accident and health                                              852,026          773,007          343,535
                 Capital and surplus                                            1,908,479        1,651,168        1,430,242
                                                                              -----------        ---------        ---------
                      Total                                                   $31,112,133       25,406,361       20,954,338
                                                                              ===========        =========        =========

        Included in life insurance revenues are premiums from certain annuities with life contingencies of $20,134 ($35,341 and $54,066 for the years ended December 31, 1993 and 1992, respectively) as well as universal life and investment product policy charges of $239,021 ($188,057 and $148,464 for the years ended December 31, 1993 and 1992 respectively) for the year ended December 31, 1994.

        Allocations of investment income and certain general expenses were based on a number of assumptions and estimates, and reported operating results would change by line if different methods were applied. Investment income and realized gains allocable to policyholders in 1994 were $1,193,292 and $1,775, respectively.

(18)    Subsequent Event
        ----------------

        On January 30, 1995, FHLIC received approval from the Ohio Secretary of State to change its name to Nationwide Life and Annuity Insurance Company.


                                   69 of 88

PART C. OTHER INFORMATION
Item 24.     FINANCIAL STATEMENTS AND EXHIBITS
             (a) Financial Statements:                                                      PAGE
                 (1) Financial statements and schedule included
                     in Prospectus
                     (Part A):
                     Condensed Financial Information for each of                              N/A
                     the years in the ten year period ended
                     December 31, 1994.
                 (2) Financial statements and schedule included
                     in Part B:
                     Those financial statements and schedule                                   33
                     required by Item 23 to be included in Part B
                     have been incorporated therein by reference
                     to the Prospectus (Part A).

             Nationwide Variable Account-II:
                     Independent Auditors' Report.                                             33
                     Statement of Assets, Liabilities and Contract                             34
                     Owners' Equity as of December 31, 1994.
                     Statements of Operations and Changes in                                   35
                     Contract Owners' Equity for the years ended
                     December 31, 1994, 1993 and 1992.
                     Notes to Financial Statements.                                            36
                     Schedule 1.                                                               37

             Nationwide Life Insurance Company:
                     Independent Auditors' Report.                                             47
                     Consolidated Balance Sheets as of December                                48
                     31, 1994 and 1993.
                     Consolidated Statements of Income for the                                 49
                     years ended December 31, 1994, 1993 and
                     1992.
                     Consolidated Statements of Shareholder's                                  50
                     Equity for the years ended December 31,
                     1994, 1993 and 1992.
                     Consolidated Statements of Cash Flows for                                 51
                     the years ended December 31, 1994, 1993
                     and 1992.
                     Notes to Consolidated Financial Statements.                               52





                                    70 of 88

Item 24.     (b) Exhibits


                      (1)   Resolution of the Depositor's Board of
                            Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement for the Nationwide Variable Account-II (File No. 2-75059), and hereby incorporated herein by reference.
                      (2)   Not Applicable
                      (3) Underwriting or Distribution of contracts between the Registrant and Principal
                            Underwriter - Filed previously with the
                            Registration Statement for the Nationwide Variable Account-II (File No. 2-75059), and hereby incorporated herein by reference.
                      (4) The form of the variable annuity contract - Attached hereto.
                      (5)   Variable Annuity Application - Attached
                            hereto.
                      (6)   Articles of Incorporation of Depositor -
                            Filed previously with the Registration Statement for the Nationwide Variable Account-II (File No. 2-75059), and hereby incorporated herein by reference.
                      (7)   Not Applicable
                      (8)   Not Applicable
                      (9)   Opinion of Counsel - Attached hereto.
                     (10)   Not Applicable
                     (11)   Not Applicable
                     (12)   Not Applicable
                     (13)   Not Applicable





                                    71 of 88

Item 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

                         NAME AND PRINCIPAL                           POSITIONS AND OFFICES
                          BUSINESS ADDRESS                                WITH DEPOSITOR
                        Lewis J. Alphin                                       Director
                        519 Bethel Church Road
                        Mount Olivet, NC  28365

                        Willard J. Engel                                      Director
                        1100 East Main Street
                        Marshall, MN 56258

                        Fred C. Finney                                        Director
                        1558 West Moreland Road
                        Wooster, OH 44691

                        Peter F. Frenzer                       President and Chief Operating Officer
                        One Nationwide Plaza                                and Director
                        Columbus, OH  43215

                        Charles L. Fuellgraf, Jr.                             Director
                        600 South Washington Street
                        Butler, PA  16001

                        Henry S. Holloway                                 Chairman of the
                        1247 Stafford Road                                     Board
                        Darlington, MD  21034

                        D. Richard McFerson                    President and Chief Executive Officer-
                        One Nationwide Plaza                      Nationwide Insurance Enterprise
                        Columbus, OH  43215                                 and Director

                        David O. Miller                                       Director
                        115 Sprague Drive
                        Hebron, Ohio  43025

                        C. Roy Noecker                                        Director
                        2770 State Route 674 South
                        Ashville, OH 43103

                        James F. Patterson                                    Director
                        8765 Mulberry Road
                        Chesterland, OH  44026

                        Robert H. Rickel                                      Director
                        P.O. Box 319
                        Bayview, ID  83803





                                    72 of 88

                         NAME AND PRINCIPAL                           POSITIONS AND OFFICES
                          BUSINESS ADDRESS                                WITH DEPOSITOR
                        Arden L. Shisler                                      Director
                        2724 West Lebanon Road
                        Dalton, OH  44618

                        Robert L. Stewart                                     Director
                        88740 Fairview Road
                        Jewett, OH  43986

                        Nancy C. Thomas                                       Director
                        10835 Georgetown Street NE
                        Louisville, OH  44641

                        Harold W. Weihl                                       Director
                        14282 King Road
                        Bowling Green, OH  43402

                        Gordon E. McCutchan                          Executive Vice President,
                        One Nationwide Plaza                         Law and Corporate Services
                        Columbus, OH  43215                                and Secretary

                        Robert A. Oakley                             Executive Vice President-
                        One Nationwide Plaza                          Chief Financial Officer
                        Columbus, Ohio  43215

                        James E. Brock                                Senior Vice President -
                        One Nationwide Plaza                       Investment Product Operations
                        Columbus, OH  43215

                        W. Sidney Druen                          Senior Vice President and General
                        One Nationwide Plaza                      Counsel and Assistant Secretary
                        Columbus, OH  43215

                        Harvey S. Galloway, Jr.                 Senior Vice President-Chief Actuary-
                        One Nationwide Plaza                        Life, Health, and Annuities
                        Columbus, OH  43215

                        Richard A. Karas                           Senior Vice President - Sales
                        One Nationwide Plaza                             Financial Services
                        Columbus, OH  43215

                        Carl J. Santillo                               Senior Vice President
                        One Nationwide Plaza                         Life and Health Operations
                        Columbus, OH  43215

                        Michael D. Bleiweiss                              Vice President-
                        One Nationwide Plaza                           Deferred Compensation
                        Columbus, OH  43215






                                   73 of 88

                         NAME AND PRINCIPAL                           POSITIONS AND OFFICES
                          BUSINESS ADDRESS                                WITH DEPOSITOR
                        Matthew S. Easley                                 Vice President -
                        One Nationwide Plaza                       Annuity and Pension Actuarial
                        Columbus, OH  43215

                        Ronald L. Eppley                                  Vice President-
                        One Nationwide Plaza                                  Pensions
                        Columbus, OH  43215

                        Timothy E. Murphy                             Vice President-Strategic
                        One Nationwide Plaza                             Planning/Marketing
                        Columbus, Ohio  43215

                        R. Dennis Noice                                   Vice President-
                        One Nationwide Plaza                       Individual Investment Products
                        Columbus, OH  43215

                        Joseph P. Rath                                    Vice President -
                        One Nationwide Plaza                         Associate General Counsel
                        Columbus, OH  43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
             * Subsidiaries for which separate financial statements are filed
             ** Subsidiaries included in the respective consolidated financial statements
             *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
             ****  other subsidiaries





                                   74 of 88


                                                                                 NO. VOTING SECURITIES
                                                                                  (SEE ATTACHED CHART)
                                                                STATE OF            UNLESS OTHERWISE
                                COMPANY                       ORGANIZATION             INDICATED         PRINCIPAL BUSINESS
               Nationwide Mutual Insurance Company                Ohio                                   Insurance Company
               (Casualty)

               Nationwide Mutual Fire Insurance Company           Ohio                                   Insurance Company

               Nationwide Investing Foundation                  Michigan                                 Investment Company

               Nationwide Insurance Enterprise                    Ohio                                   Membership Non-Profit
               Foundation                                                                                Corporation

               Nationwide Insurance Golf Charities,               Ohio                                   Membership Non-Profit
               Inc.                                                                                      Corporation

               Farmland Mutual Insurance Company                  Iowa                                   Insurance Company

               F & B, Inc.                                        Iowa                                   Insurance Agency

               Farmland Life Insurance Company                    Iowa                                   Life Insurance Company

               Nationwide Agribusiness Insurance                  Iowa                                   Insurance Company
               Company

               Colonial Insurance Company of California        California                                Insurance Company

               Nationwide General Insurance Company               Ohio                                   Insurance Company

               Nationwide Property & Casualty Insurance           Ohio                                   Insurance Company
               Company

           **  Nationwide Life and Annuity Insurance              Ohio                                   Life Insurance Company
               Company

               Scottsdale Insurance Company                       Ohio                                   Insurance Company

               Scottsdale Indemnity Company                       Ohio                                   Insurance Company

               Neckura Insurance Company                        Germany                                  Insurance Company

               Neckura Life Insurance Company                   Germany                                  Life Insurance Company

               Neckura General Insurance Company                Germany                                  Insurance Company

               Columbus Service, GMBH                           Germany                                  Insurance Broker

               Auto-Direkt Insurance Company                    Germany                                  Insurance Company

               Neckura Holding Company                          Germany                                  Administrative service for
                                                                                                         Neckura Insurance Group

               SVM Sales GMBH, Neckura Insurance Group          Germany                                  Sales support for Neckura
                                                                                                         Insurance Group





                                    75 of 88


                                                                                NO. VOTING SECURITIES
                                                                                (SEE ATTACHED CHART)
                                                              STATE OF            UNLESS OTHERWISE
                              COMPANY                       ORGANIZATION              INDICATED             PRINCIPAL BUSINESS
              Lone Star General Agency, Inc.                    Texas                                   Insurance Agency

              Colonial County Mutual Insurance Company          Texas                                   Insurance Company

              Nationwide Communications Inc.                    Ohio                                    Radio Broadcasting Business

              Nationwide Community Urban Redevelopment          Ohio                                    Redevelopment of blighted
              Corporation                                                                               areas within the City of
                                                                                                        Columbus, Ohio

              Insurance Intermediaries, Inc.                    Ohio                                    Insurance Broker and
                                                                                                        Insurance Agency

              Nationwide Cash Management Company                Ohio                                    Investment Securities Agent

              California Cash Management Company             California                                 Investment Securities Agent

              Nationwide Development Company                    Ohio                                    Owns, leases and manages
                                                                                                        commercial real estate

              Allnations, Inc.                                  Ohio                                    Promotes cooperative
                                                                                                        insurance corporations
                                                                                                        worldwide

              Gates, McDonald & Company of New York           New York                                  Workers Compensation Claims
                                                                                                        Administration

              Nationwide Indemnity Company                      Ohio                                    Reinsurance Company

              NWE, Inc.                                         Ohio                                    Special Investments





                                    76 of 88


                                                                                NO. VOTING SECURITIES
                                                                                (SEE ATTACHED CHART)
                                                              STATE OF            UNLESS OTHERWISE
                              COMPANY                       ORGANIZATION              INDICATED             PRINCIPAL BUSINESS
               Nationwide Corporation                             Ohio                                   Organized for the purpose
                                                                                                         of acquiring, holding,
                                                                                                         encumbering, transferring,
                                                                                                         or otherwise disposing of
                                                                                                         shares, bonds, and other
                                                                                                         evidences of indebtedness,
                                                                                                         securities, and contracts
                                                                                                         of other persons,
                                                                                                         associations, corporations,
                                                                                                         domestic or foreign and to
                                                                                                         form or acquire the control
                                                                                                         of other corporations

               Nationwide Health Care Corporation                 Ohio                                   Develops and operates
                                                                                                         Managed Care Delivery
                                                                                                         System

               InHealth, Inc.                                     Ohio                                   Health Maintenance
                                                                                                         Organization (HMO)

               InHealth Agency, Inc.                              Ohio                                   Insurance Agency

               InHealth Management Systems, Inc.                  Ohio                                   Develops and operates
                                                                                                         Managed Care Delivery
                                                                                                         System

           **  West Coast Life Insurance Company               California                                Life Insurance Company


               Gates, McDonald & Company                          Ohio                                   Cost Control Business

               Gates, McDonald & Company of Nevada               Nevada                                  Self-Insurance
                                                                                                         Administration, Claims
                                                                                                         Examining, and Data
                                                                                                         Processing Services

               Nationwide Investors Services, Inc.                Ohio                                   Stock Transfer Agent

               Leber Direkt Insurance Company                   Germany                                  Life Insurance Company

           **  Nationwide Life Insurance Company                  Ohio                                   Life Insurance Company






                                    77 of 88


                                                                                NO. VOTING SECURITIES
                                                                                (SEE ATTACHED CHART)
                                                              STATE OF            UNLESS OTHERWISE
                              COMPANY                       ORGANIZATION              INDICATED             PRINCIPAL BUSINESS
           **  Nationwide Property Management, Inc.               Ohio                                   Owns, leases, manages and
                                                                                                         deals in Real Property.

           **  MRM Investments, Inc.                              Ohio                                   Owns and operates a
                                                                                                         Recreational Ski Facility

           **  National Casualty Company                        Michigan                                 Insurance Company


           **  Nationwide Financial Services, Inc.                Ohio                                   Registered Broker-Dealer,
                                                                                                         Investment Manager and
                                                                                                         Administrator

           **  Nationwide Separate Account Trust             Massachusetts                               Investment Company

               Nationwide Investing Foundation II            Massachusetts                               Investment Company

           **  Financial Horizons Investment Trust           Massachusetts                               Investment Company
               PEBSCO Securities Corp.                          Oklahoma                                 Registered Broker-Dealer in
                                                                                                         Deferred Compensation
                                                                                                         Market

           **  National Premium and Benefit                     Delaware                                 Insurance Administrative
               Administration Company                                                                    Services

               Public Employees Benefit Services                Delaware                                 Marketing and
               Corporation                                                                               Administration of Deferred
                                                                                                         Employee Compensation Plans
                                                                                                         for Public Employees

               PEBSCO of Massachusetts Insurance             Massachusetts                               Markets and Administers
               Agency, Inc.                                                                              Deferred Compensation Plans
                                                                                                         for Public Employees





                                    78 of 88


                                                                                NO. VOTING SECURITIES
                                                                                (SEE ATTACHED CHART)
                                                              STATE OF            UNLESS OTHERWISE
                              COMPANY                       ORGANIZATION              INDICATED             PRINCIPAL BUSINESS
              Public Employees Benefit Services                Alabama                                  Markets and Administers
              Corporation of Alabama                                                                    Deferred Compensation Plans
                                                                                                        for Public Employees

              Public Employees Benefit Services                Montana                                  Markets and Administers

              Corporation of Montana                                                                    Deferred Compensation Plans
                                                                                                        for Public Employees

              PEBSCO of Texas, Inc.                             Texas                                   Markets and Administers
                                                                                                        Deferred Compensation Plans
                                                                                                        for Public Employees

              Public Employees Benefit Services               Arkansas                                  Markets and Administers

              Corporation of Arkansas                                                                   Deferred Compensation Plans
                                                                                                        for Public Employees

              Public Employees Benefit Services              New Mexico                                 Markets and Administers

              Corporation of New Mexico                                                                 Deferred Compensation Plans
                                                                                                        for Public Employees

              Wausau Lloyds                                     Texas                                   Texas Lloyds Company

              Wausau Service Corporation                      Wisconsin                                 Holding Company

              American Marine Underwriters, Inc.               Florida                                  Underwriting Manager

              Greater La Crosse Health Plans, Inc.            Wisconsin                                 Writes Commercial Health
                                                                                                        and Medicare Supplement
                                                                                                        Insurance

              Wausau Business Insurance Company               Illinois                                  Insurance Company

              Wausau Preferred Health Insurance               Wisconsin                                 Insurance and Reinsurance
              Company                                                                                   Company

              Wausau Insurance Co. Limited (U.K.)          United Kingdom                               Insurance and Reinsurance
                                                                                                        Company

              Wausau Underwriters Insurance Company           Wisconsin                                 Insurance Company

              Employers Life Insurance Company of             Wisconsin                                 Life Insurance Company
              Wausau





                                    79 of 88


                                                                                NO. VOTING SECURITIES
                                                                                (SEE ATTACHED CHART)
                                                              STATE OF            UNLESS OTHERWISE
                              COMPANY                       ORGANIZATION              INDICATED             PRINCIPAL BUSINESS
              Employers Insurance of Wausau                   Wisconsin                                 Insurance Company
              A Mutual Company

              Wausau General Insurance Company                Illinois                                  Insurance Company

              Countrywide Services Corporation                Delaware                                  Products Liability,
                                                                                                        Investigative and Claims
                                                                                                        Management Services

              Wausau International Underwriters              California                                 Special Risks, Excess and
                                                                                                        Surplus Lines Insurance
                                                                                                        Underwriting Manager

              Companies Agency, Inc. (Wisconsin)              Wisconsin                                 Insurance Broker

              Companies Agency Insurance Services of         California                                 Insurance Broker
              California, Inc.

              Companies Agency of Idaho, Inc.                   Idaho                                   Insurance Broker

              Key Health Plan, Inc.                          California                                 Pre-paid health plans

              Pension Associates of Wausau, Inc.              Wisconsin                                 Pension plan
                                                                                                        administration, record
                                                                                                        keeping and consulting and
                                                                                                        compensation consulting

              Companies Agency of Phoenix, Inc.                Arizona                                  Insurance Broker

              Companies Agency of Illinois, Inc.              Illinois                                  Acts as Collection Agent
                                                                                                        for Policies placed through
                                                                                                        Brokers

              Companies Agency of Kentucky, Inc.              Kentucky                                  Insurance Broker

              Companies Agency of Alabama, Inc.                Alabama                                  Insurance Broker

              Companies Agency of Pennsylvania, Inc.        Pennsylvania                                Insurance Broker

              Companies Agency of Massachusetts, Inc.       Massachusetts                               Insurance Broker

              Companies Agency of New York, Inc.              New York                                  Insurance Broker

              Nationwide Financial Institution                Oklahoma                                  Life Insurance Agency
              Distributors Agency of Oklahoma, Inc.

              Nationwide Financial Institution                Delaware                                  Insurance Agency
              Distributors Agency, Inc.





                                    80 of 88


                                                                                NO. VOTING SECURITIES
                                                                                (SEE ATTACHED CHART)
                                                              STATE OF            UNLESS OTHERWISE
                              COMPANY                       ORGANIZATION              INDICATED             PRINCIPAL BUSINESS
              Nationwide Financial Institution                  Ohio                                    Insurance Agency
              Distributors Agency of Ohio, Inc.

              Landmark Financial Services of New York,        New York                                  Life Insurance Agency
              Inc.

              Nationwide Financial Institution                 Alabama                                  Life Insurance Agency
              Distributors Agency of Alabama, Inc.

              Financial Horizons Securities                   Oklahoma                                  Broker Dealer
              Corporation

              Affiliate Agency of Ohio, Inc.                    Ohio                                    Life Insurance Agency

              Affiliate Agency, Inc.                          Delaware                                  Life Insurance Agency

              NEA Valuebuilder Investor Services, Inc.        Delaware                                  Life Insurance Agency

              NEA Valuebuilder Investor Services of            Alabama                                  Life Insurance Agency
              Alabama, Inc.

              NEA Valuebuilder Investor Services of         Massachusetts                               Life Insurance Agency
              Massachusetts, Inc.

              NEA Valuebuilder Investor Services of             Ohio                                    Life Insurance Agency
              Ohio, Inc.

              NEA Valuebuilder Investor Services of             Texas                                   Life Insurance Agency
              Texas, Inc.

              NEA Valuebuilder Investor Services of           Oklahoma                                  Life Insurance Agency
              Oklahoma, Inc.

              Nationwide Financial Institution                  Texas                                   Life Insurance Agency
              Distributors Agency of Texas, Inc.

              Colonial General Insurance Agency, Inc.          Arizona                                  Insurance Agency

              The Beak and Wire Corporation                     Ohio                                    Radio Tower Joint Venture

              Video Eagle, Inc.                                 Ohio                                    Operates Several Video
                                                                                                        Cable Systems





                                    81 of 88


                                                                                NO. VOTING SECURITIES
                                                                                (SEE ATTACHED CHART)
                                                              STATE OF            UNLESS OTHERWISE
                              COMPANY                       ORGANIZATION              INDICATED             PRINCIPAL BUSINESS
            *  MFS Variable Account                               Ohio          Nationwide Life          Issuer of Annuity Contracts
                                                                                Separate Account

            *  Nationwide Multi-Flex Variable Account             Ohio          Nationwide Life          Issuer of Annuity Contracts
                                                                                Separate Account

            *  Nationwide Variable Account-II                     Ohio          Nationwide Life          Issuer of Annuity Contracts
                                                                                Separate Account

            *  Nationwide Variable Account                        Ohio          Nationwide Life          Issuer of Annuity Contracts
                                                                                Separate Account

            *  Nationwide DC Variable Account                     Ohio          Nationwide Life          Issuer of Annuity Contracts
                                                                                Separate Account

            *  Separate Account No. 1                             Ohio          Nationwide Life          Issuer of Annuity Contracts
                                                                                Separate Account

            *  Nationwide VLI Separate Account                    Ohio          Nationwide Life          Issuer of Life Insurance
                                                                                Separate Account         Contracts

            *  Nationwide Variable Account-3                      Ohio          Nationwide Life          Issuer of Annuity Contracts
                                                                                Separate Account

            *  Nationwide VLI Separate Account-2                  Ohio          Nationwide Life          Issuer of Life Insurance
                                                                                Separate Account         Contracts

            *  Nationwide VA Separate Account-A                   Ohio          Nationwide Life and      Issuer of Annuity Contracts
                                                                                Annuity Separate
                                                                                Account

            *  Nationwide Variable Account-4                      Ohio          Nationwide Life          Issuer of Annuity Contracts
                                                                                Separate Account

            *  Nationwide Variable Account-5                      Ohio          Nationwide Life          Issuer of Annuity Contracts
                                                                                Separate Account

            *  NACo Variable Account                              Ohio          Nationwide Life          Issuer of Annuity Contracts
                                                                                Separate Account

            *  Nationwide VLI Separate Account-3                  Ohio          Nationwide Life          Issuer of Life Insurance
                                                                                Separate Account         Contracts

            *  Nationwide VL Separate Account-A                   Ohio          Nationwide Life and      Issuer of Life Insurance
                                                                                Annuity Separate         Contracts
                                                                                Account

            *  Nationwide Variable Account-6                      Ohio          Nationwide Life          Issuer of Annuity Contracts
                                                                                Separate Account

            *  Nationwide Fidelity Advisor Variable               Ohio          Nationwide Life          Issuer of Annuity Contracts
               Account                                                          Separate Account

            *  Nationwide VA Separate Account-C                   Ohio          Nationwide Life and      Issuer of Annuity Contracts
                                                                                Annuity Separate
                                                                                Account

            *  Nationwide VA Separate Account-B                   Ohio          Nationwide Life and      Issuer of Annuity Contracts
                                                                                Annuity Separate
                                                                                Account

            *  Nationwide VA Separate Account-Q                   Ohio          Nationwide Life and      Issuer of Annuity Contracts
                                                                                Annuity Separate
                                                                                Account

            *  Nationwide Variable Account-8                      Ohio          Nationwide Life          Issuer of Annuity Contracts
                                                                                Separate Account





                                    82 of 88

                                                 NATIONWIDE INSURANCE ENTERPRISE                                        (left side}
 ______________________
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|     MEMBERSHIP       |
|     NONPROFIT        |
|    CORPORATION       |
|______________________|
 ________________________________________________________________________________________________
|                               EMPLOYERS INSURANCE OF WAUSAU                                    |
|                                    A MUTUAL COMPANY                                            |
|                                                                                                |=================================
|                         Contribution Note          Cost                                        |
|                         -----------------          ----                                        |
|                         Casualty                   $400,000,000                                |
|________________________________________________________________________________________________|
                 |                                    |
    _____________|_________________      _____________|__________________               _____________________
   |      WAUSAU INSURANCE CO.     |    |        WAUSAU SERVICE          |             |                     |
   |        (U.K.) LIMITED         |    |      CORPORATION (WSC)         |             |                     |
   |                               |    |                                |             |    WAUSAU LLOYDS    |
   |  Common Stock:   8,506,800    |    |   Common Stock:   1,000        |             |                     |
   |  -------------   Shares       |    |   -------------   Shares       |=============|                     |
   |                               |    |                                |             |                     |
   |                  Cost         |    |                   Cost         |             |                     |
   |                  ----         |    |                   ----         |             |    A TEXAS LLOYDS   |
   |  Employers--                  |    |   Employers--                  |             |                     |
   |  100%            $15,683,300  |    |   100%            $106,763,000 |             |                     |
   |_______________________________|    |________________________________|             |_____________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        WAUSAU BUSINESS       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  5,900,000    |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 -----        |
                                                        |    |  WSC-100%       $11,800,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       WAUSAU UNDERWRITERS    |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  8,750        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                  Cost        |
                                                        |    |                  ----        |
                                                        |    |  WSC-100%        $24,560,006 |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       GREATER LA CROSSE      |
                                                        |    |       HEALTH PLANS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  3,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-33.3%      $861,761     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ALABAMA, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF KENTUCKY, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |










                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF PENNSYLVANIA, INC.    |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF MASSACHUSETTS, INC.   |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF NEW YORK, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |         OF IDAHO, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |          OF PHOENIX          |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |     COUNTRYWIDE SERVICES     |
                                                        |    |          CORPORATION         |
                                                        |    |                              |
                                                        |    |  Common Stock:  100          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $145,852     |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |         WAUSAU GENERAL       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  200,000      |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $31,000,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |     WAUSAU INTERNATIONAL     |
                                                        |    |         UNDERWRITERS         |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $10,000      |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |      INSURANCE SERVICES      |
                                                        |    |        OF CALIFORNIA         |
                                                        |    |                              |
                                                        |____|  Common Stock:  1,000        |
                                                        |    |  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        AMERICAN MARINE       |
                                                        |    |   UNDERWRITERS, INC. (AMU)   |
                                                        |    |                              |
                                                        |    |  Common Stock:  20           |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $248,222     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ILLINOIS, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  250          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $2,500       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________      _____________________________
                                                        |    |    COMPANIES AGENCY, INC.    |    |     PENSION ASSOCIATES      |
                                                        |    |          (WISCONSIN)         |    |       OF WAUSAU, INC.       |
                                                        |    |                              |    |                             |
                                                        |    |  Common Stock:  100          |    |  Common Stock:  1,000       |
                                                        |____|  -------------  Shares       |____|  -------------  Shares      |
                                                             |                              |    |                             |
                                                             |                 Cost         |    |  Companies        Cost      |
                                                             |                 ----         |    |  Agency, Inc.     ----      |
                                                             |  WSC-100%       $10,000      |    |  (Wisconsin) --   $10,000   |
                                                             |______________________________|    |  100%                       |
                                                                                                 |_____________________________|

                                                  NATIONWIDE INSURANCE ENTERPRISE                                (right side)
                                                                                            _________________________________
                                                                                           | NATIONWIDE ENTERPRISE INSURANCE |
                                                                                           |            FOUNDATION           |
                                                                                           |                                 |
                                                                                           |            MEMBERSHIP           |
                                                                                           |            NONPROFIT            |
                                                                                           |           CORPORATION           |
                                                                                           |_________________________________|


    _________________________________________                                               ___________________________
   |                                         |                                             |                           |
===|           NATIONWIDE MUTUAL             |=============================================|     NATIONWIDE MUTUAL     |
   |              (CASUALTY)                 |                                             |            FIRE           |
   |_________________________________________|                                             |___________________________|
                  |               | |   |__________________________________________________________________  :
                  |               | |   |                                                                  | :
    ______________|__________     | |   |    _____________________________                    _____________|_:____________________
   |       ALLNATIONS        |    | |   |   |         NATIONWIDE          |                  |            NATIONWIDE              |
   |                         |    | |   |   |           GENERAL           |                  |            CORPORATION             |
   | Common Stock:  2,939    |    | |   |   |                             |                  |                                    |
   | -------------  Shares   |    | |   |   | Common Stock: 20,000 Shares |                  | Common Stock:           Control    |
   |                         |    | |   |___| -------------               |                  | -------------           -------    |
   |                  Cost   |    | |   |   |                             |                  | $13,092,790             100%       |
   |                  ----   |    | |   |   |                Cost         |                  |                                    |
   | Casualty-26%    $88,320 |    | |   |   |                ----         |                  |          Shares      Cost          |
   | Fire-26%        $88,463 |    | |   |   | Casualty-100%  $5,944,422   |                  |          -----       ----          |
   |_________________________|    | |   |   |_____________________________|                  | Casualty $12,443,280  $710,293,557 |
                                  | |   |                                                    | Fire         649,510    24,007,936 |
    _________________________     | |   |    _____________________________                   |                                    |
   |      FARMLAND MUTUAL    |    | |   |   |     NATIONWIDE PROPERTY     |                  |           (See Page 2)             |
   |     INSURANCE COMPANY   |    | |   |   |        AND CASUALTY         |                  |____________________________________|
   |                         |    | |   |   |                             |
   | Guaranty Fund           |____| |   |   | Common Stock: 60,000 Shares |
   | -------------           |______|   |___| -------------               |
   | Certificate             |          |   |                             |
   | -----------             |          |   |                   Cost      |
   |                         |          |   |                   ----      |
   |                Cost     |          |   | Casualty-100%    $6,000,000 |
   |                ----     |          |   |_____________________________|
   | Casualty       $500,000 |          |
   |_________________________|          |    _____________________________
                   |                    |   |     COLONIAL INS. CO.       |
    _______________|___________         |   |      OF CALIFORNIA          |
   |          F & B, INC.      |        |   |                             |
   |                           |        |   | Common Stock: 1,750 Shares  |
   | Common Stock:    1 Share  |        |___| -------------               |
   | -------------             |        |   |                             |
   |                           |        |   |                 Cost        |
   |                   Cost    |        |   |                 ----        |
   |                   ----    |        |   | Casualty-100%   $11,750,000 |
   | Farmland Mutual-  $10     |        |   |_____________________________|
   | 100%                      |        |
   |___________________________|        |    _____________________________        __________________________
        ____________________________    |   |         SCOTTSDALE          |      |     COLONIAL GENERAL     |
       |       FARMLAND LIFE        |   |   |     INSURANCE COMPANY       |      |  INSURANCE AGENCY, INC.  |
       |     INSURANCE COMPANY      |   |   |                             |      |                          |
       |                            |   |   | Common Stock: 30,136 Shares |      | Common Stock: 1 Share    |
       | Common Stock:  1,000,000   |___|___| -------------               |______| ------------             |
       | -------------  Shares      |   |   |                             |      |                          |
       |                            |   |   |                Cost         |      |              Cost        |
       |                Cost        |   |   |                ----         |      |              ----        |
       |                ----        |   |   | Casualty-100%  $150,000,000 |      | Scottsdale-  $1,082,336  |
       | Casualty-100%  $23,826,196 |   |   |_____________________________|      | 100%                     |
       |____________________________|   |                                        |__________________________|
                                        |    _____________________________
                                        |   |   NATIONWIDE AGRIBUSINESS   |
                                        |   |          INS. CO.           |
                                        |   |                             |
                                        |   | Common Stock:  1,000,000    |
                                        |   | -------------  Shares       |
                                        |   |                             |
                                        |___| Casualty-       Cost        |
                                        |   | 99.9%           ----        |
                                        |   |                 $26,300,981 |
                                        |   | Other Capital:              |
                                        |   | Casualty-                   |
                                        |   | Ptd.            $713,567    |
                                        |   |_____________________________|
                                        |














                                        |    _____________________________                      ______________________________
                                        |   |    NECKURA HOLDING CO.      |                    |          NECKURA             |
                                        |   |        (NECKURA)            |                    |        INSURANCE CO.         |
                                        |   |                             |                    |                              |
                                        |   | Common Stock: 10,000 Shares |                    | Common Stock: 6,000 Shares   |
                                        |___| -------------               |____________________| -------------                |
                                        |   |                             |               |    |                              |
                                        |   |                 Cost        |               |    |               Cost           |
                                        |   |                 ---         |               |    |               ----           |
                                        |   | Casualty-100%   $87,943,140 |               |    | Neckura-100%  DM 6,000,000   |
                                        |   |_____________________________|               |    |______________________________|
                                        |                                                 |
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        NECKURA LIFE         |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 4,000 Shares  |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                  Cost       |
                                        |                                                 |     |                  ----       |
                                        |                                                 |     | Neckura-100%  DM 15,825,681 |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      NECKURA GENERAL        |
                                        |                                                 |     |    AUTO INSURANCE CO.       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |_____| ------------                |
                                        |                                                 |     |                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,656,925  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      COLUMBUS SERVICE       |
                                        |                                                 |     |            GmbH             |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1 Share       |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                Cost         |
                                        |                                                 |     |                -----        |
                                        |                                                 |     |  Neckura-100%   DM 51,639   |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        AUTO DIRECT          |
                                        |                                                 |     |        INSURANCE CO.        |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |     | -------------               |
                                        |                                                 |_____|                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,643,149  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |    _____________________________                |      ____________________________
                                        |   |          NATIONWIDE         |               |     |         SVM SALES          |
                                        |   |          DEVELOPMENT        |               |     |           GmbH             |
                                        |   |                             |               |     |                            |
                                        |   | Common Stock: 99,000 Shares |               |     | Common Stock: 50 Shares    |
                                        |   | -------------               |               |_____| -------------              |
                                        |   |                             |                     |                            |
                                        |___|                Cost         |                     |              Cost          |
                                        |   |                ---          |                     |              ----          |
                                        |   | Casualty-100%  $15,100,000  |                     | Neckura-100%  DM 50,000    |
                                        |   | Other Capital:              |                     |____________________________|
                                        |   | --------------              |
                                        |   | Casualty-Ptd.  $ 2,796,100  |
                                        |   |_____________________________|
                                        |
                                        |
                                        |    _____________________________
                                        |   |          SCOTTSDALE         |
                                        |   |          INDEMNITY          |
                                        |   |                             |
                                        |___| Common Stock: 50,000 Shares |
                                        |   | -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $8,800,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |    NATIONWIDE INDEMNITY     |
                                        |   |                             |
                                        |   | Common Stock: 28,000 Shares |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $294,529,000 |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________        __________________________
                                        |   |          LONE STAR          |      |   COLONIAL COUNTY MUTUAL |
                                        |   |     GENERAL AGENCY, INC.    |      |     INSURANCE COMPANY    |
                                        |   |                             |      |                          |
                                        |   | Common Stock:  1,000 Shares |      | Surplus Debentures:      |
                                        |___| -------------               |______| -------------------      |
                                        |   |                             |______|                          |
                                        |   |                Cost         |      |          Cost            |
                                        |   |                ----         |      |          ----            |
                                        |   | Casualty       $5,000,000   |      | Colonial $500,000        |
                                        |   | 100%                        |      | Lone Star 150,000        |
                                        |   |_____________________________|      |__________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      COMMUNITY URBAN        |
                                        |   |       REDEVELOPMENT         |
                                        |   |                             |
                                        |   | Common Stock: 10 Shares     |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,000       |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         INSURANCE           |
                                        |   |    INTERMEDIARIES, INC.     |
                                        |   |                             |
                                        |   | Common Stock: 1,615 Shares  |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,615,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      CASH MANAGEMENT        |
                                        |   |                             |
                                        |   | Common Stock: 100 Shares    |
                                        |   | -------------               |
                                        |___|                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-90%   $9,000       |
                                        |   | NW Fin Serv-    1,000       |
                                        |   | 10%                         |
                                        |   |_____________________________|
                                        |
                                        |
                                        |    _____________________________        __________________________
                                        |   |          CALIFORNIA         |      |      VIDEO EAGLE INC.    |
                                        |   |       CASH MANAGEMENT       |      |                          |
                                        |   |                             |      | Common Stock: 750 Shares |
                                        |   | Common Stock:  90 Shares    |      | -------------            |
                                        |___| -------------               |  ____|                          |
                                        |   |                             |  |   |              Cost        |
                                        |   |                Cost         |  |   |              ----        |
                                        |   |                ----         |  |   | NW Comm.-    $0          |
                                        |   | Casualty-100%  $9,000       |  |   | 100%                     |
                                        |   |_____________________________|  |   |__________________________|
                                        |                                    |
                                        |                                    |
                                        |                                    |
                                        |    _____________________________   |    __________________________
                                        |   |          NATIONWIDE         |  |   |       THE BEAK AND       |
                                        |   |     COMMUNICATIONS INC.     |  |   |     WIRE CORPORATION     |
                                        |   |                             |  |   |                          |
                                        |   | Common Stock: 14,750 Shares |  |   | Common Stock: 750 Shares |
                                        |___| -------------               |__|___| -------------            |
                                            |                             |      |                          |
                                            |                Cost         |      |           Cost           |
                                            |                ----         |      |           ----           |
                                            | Casualty-100%  $11,510,000  |      | NW Comm-  $531,000       |
                                            |                             |      | 100%                     |
                                            | Other Capital:              |      |__________________________|
                                            | --------------              |
                                            | Casualty-Ptd.     1,000,000 |
                                            |_____________________________|


                                                                                          Subsidiary Companies     - Solid Line
                                                                                          Associated Companies     - Dotted Line
                                                                                          Contractural Association - Double Line

                                                                                                          December 31, 1994


                                  83 of 88

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (left side)

                                           _______________________________________
                                          |                                       |
                                          |          EMPLOYERS INSURANCE          |___________________________________________
                                          |              OF WAUSAU                |___________________________________________
                                          |           A MUTUAL COMPANY            |
                                          |_______________________________________|













                                                                                                        __________________________
                                                                                                       |
                                                                                           ____________|__________________
                                                                                          |       NATIONWIDE LIFE        |
                                                                                          | Common Stock: 3,814,779      |
                                                                                          | ------------- Shares         |
                                                                                          |                              |
                                                                                          | NW Corp.-    Cost            |
                                                                                          | 100%         ----            |
                                                                                          |              $909,179,664    |
                                                                                          |______________________________|
                                                                                                      |
                     _________________________________________________________________________________|
                    |                                      |                      |
        ____________|____________               ___________|_______________       |        ______________________________
       |        NATIONWIDE       |             |     NATIONAL CASUALTY     |      |       |      FINANCIAL HORIZONS      |
       |    FINANCIAL SERVICES   |             | Common Stock: 100 Shares  |      |       |              LIFE            |
       | Common Stock: 7,676     |             | -------------             |      |       | Common Stock: 66,000         |
 ______| ------------- Shares    |        _____|                           |      |_______| ------------- Shares         |
|  ____|               Cost      |       |     |               Cost        |      |       | NW Life-       Cost          |
| |    |               ----      |       |     |               ----        |      |       | 100%           ----          |
| |    | NW Life-100% $5,996,261 |       |     | NW Life-100%  $66,132,811 |      |       |               $58,070,003    |
| |    |_________________________|       |     |___________________________|      |       |______________________________|
| |                                      |                 | |                    |
| |     _________________________        |      ___________|_|_____________       |
| |    |        NATIONWIDE       |       |     |                           |      |
| |    |    INVESTOR SERVICES    |       |     |                           |      |
| |    | Common Stock: 5 Shares  |       |     |       NCC OF AMERICA,     |      |
| |____| -------------           |       |     |      INC. (INACTIVE)      |      |        ______________________________
| |    |                         |       |     |                           |      |       |        WEST COAST LIFE       |
| |    | NW Fin. Serv.- Cost     |       |     |                           |      |       | Common Stock: 1,000,000      |
| |    |    100%        ----     |       |     |                           |      |       | ------------- Shares         |
| |    |                $5,000   |       |     |                           |      |_______|               Cost           |
| |    |_________________________|       |     |___________________________|      |       |               ----           |
| |                                      |                                        |       | NW Life-100%  $92,762,014    |
| |     _________________________        |      ___________________________       |       |______________________________|
| |    |        NATIONWIDE       |       |     |     HICKEY-MITCHELL       |      |
| |    |        INVESTING        |       |     |    INSURANCE AGENCY       |      |
| |    |       FOUNDATION        |       |     | Common Stock: 101 Shares  |      |
| |____|                         |       |_____|  -----------              |      |
|  ____|                         |             |                           |      |        ______________________________
| |    |                         |             |                Cost       |      |       | EMPLOYERS LIFE INSURANCE CO. |
| |    |                         |             |                ----       |      |       |        OF WAUSAU (EL)        |
| |    |   COMMON LAW TRUST      |             | Nat. Cas.-100% $4,701,200 |      |       |                              |
| |    |_________________________|             |___________________________|      |       | Common Stock: 250,000 Shares |
| |                                                         |                     |_______| -------------                |
| |     _________________________               ____________|______________       |       |                ----          |
| |    |        NATIONWIDE       |             |     NATIONAL PREMIUM &    |      |       | NW Life-100%   $165,627,416  |
| |    |        INVESTING        |             |  BENEFIT ADMINISTRATION   |      |       |______________________________|
| |____|        FOUNDATION II    |             | Common Stock: 10,000      |      |                    |
|  ____|                         |             | ------------  Shares      |      |                    |
| |    |                         |             |                Cost       |      |                    |
| |    |                         |             | Hickey-        ----       |      |         ___________|_________________
| |    |    COMMON LAW TRUST     |             | Mitchell-100%  $1,319,469 |      |        |       WAUSAU PREFERRED      |
| |    |_________________________|             |___________________________|      |        |        HEALTH INS. CO.      |
| |                                                                               |        |                             |
| |                                                                               |        | Common Stock: 200 Shares    |
| |     _________________________                                                 |        | -------------               |
| |    |       NATIONWIDE        |                                                |        |  EL -- 100%   Cost          |
| |____|    SEPARATE ACCOUNT     |                                                |        |               ----          |
|  ____|          TRUST          |                                                |        |              $51,413,193    |
| |    |    COMMON LAW TRUST     |                                                |        |_____________________________|
| |    |_________________________|                                                |
| |                                                                               |
| |                                                                               |









| |     _________________________                                                 |
| |    |   FINANCIAL HORIZONS    |                                                |        ______________________________
| |____|    INVESTMENT TRUST     |                                                |       |           NATIONWIDE         |
|______|         TRUST           |                                                |       |      PROPERTY MANAGEMENT     |
       |    COMMON LAW TRUST     |                                                |       | Common Stock: 59 Shares      |
       |_________________________|                                                |_______| -------------                |
                                                                                  |       |                              |
                                                                                  |       |                Cost          |
                                                                                  |       |                ----          |
                                                                                  |       | NW Life-100%   $1,907,896    |
                                                                                  |       |______________________________|
                                                                                  |                    |
                                                                                  |                    |
                                                                                  |                    |
                                                                                  |                    |
                                                                                  |        ____________|_________________
                                                                                  |       |     MRM INVESTMENTS, INC.    |
                                                                                  |       | Common Stock: 1 Share        |
                                                                                  |       | ------------                 |
                                                                                  |       |                              |
                                                                                  |       |                Cost          |
                                                                                  |       | Nat. Prop.     ----          |
                                                                                  |       | Mgmt.-100%     $550,000      |
                                                                                  |       |______________________________|
                                                                                  |
                                                                                  |
                                                                                  |        ___________________________
                                                                                  |       |        NWE, INC.          |
                                                                                  |       |                           |
                                                                                  |       | Common Stock: 100 Shares  |
                                                                                  |_______|                           |
                                                                                          | NW Life-100% Cost         |
                                                                                          |              ----         |
                                                                                          |             $35,971,375   |
                                                                                          |___________________________|



                                              NATIONWIDE INSURANCE ENTERPRISE                                           (middle)

                                 _______________________________________
                                |                                       |
________________________________|          NATIONWIDE MUTUAL            |___________________________________________________________
________________________________|              (CASUALTY)               |___________________________________________________________
                                |                                       |
                                |_______________________________________|
                                                    |               _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                                  __________________|______________|___
                                 |        NATIONWIDE CORPORATION       |
                                 | Common Stock:     Control:          |
                                 | -------------     -------           |
                                 |  13,092,790         100%            |
                                 |                                     |
                                 |           Shares       Cost         |
                                 |           ------       ----         |
                                 | Casualty  $12,443,280  $710,293,557 |
                                 | Fire          649,510    24,007,936 |
                                 |_____________________________________|
                                                    |
____________________________________________________|______________________________________________________________________________
                   |                                                    |                                          |
        ___________|_______________                        _____________|_____________                 ____________|______________
       |     PUBLIC EMPLOYEES      |                      |      GATES, McDONALD      |               |    FINANCIAL HORIZONS     |
       |    BENEFIT SERV. CORP.    |                      |      & COMPANY (GATES)    |               |  DISTRIBUTORS AGY., INC.  |
 ______| Common Stock: 236,494     |                      | Common Stock: 254 Shares  |               | Common Stock: 1,000 Shares|
|  ____| ------------- Shares      |                      | -------------             |___       _____| -------------             |
| |    |               Cost        |                      |                           |   |     |  ___|                           |
| |    | NW Corp.-     ----        |                      |               Cost        |   |     | |   |               Cost        |
| |    | 100%          $12,830,936 |                      |               ----        |   |     | |   | NW Corp.      ----        |
| |    |___________________________|                      | MW Corp.-     $22,126,323 |   |     | |   | 100%          $19,501,000 |
| |                                                       | 100%                      |   |     | |   |___________________________|
| |                                                       |___________________________|   |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ___________________________                       |   GATES, McDONALD & Co.   |   |     | |    ___________________________
| |    |     PEBSCO SECURITIES     |                      |        OF NEW YORK        |   |     | |   |    FINANCIAL HORIZONS     |
| |    |           CORP.           |                      | Common Stock: 3 Shares    |   |     | |   |     DISTRIBUTORS AGY.     |
| |____| Common Stock: 5,000       |                      | -------------             |___|     | |   |      OF ALABAMA, INC.     |
| |    | ------------- Shares      |                      |                           |   |     | |___| Common Stock: 10,000      |
| |    |                  Cost     |                      |                Cost       |   |     | |   |  -----------  Shares      |
| |    | Pub. Emp. Ben.   ----     |                      |                ----       |   |     | |   |               Cost        |
| |    | Serv.Corp.-100%  $25,000  |                      | Gates-100%     $106,947   |   |     | |   |               ----        |
| |    |___________________________|                      |                           |   |     | |   | FHDAI-100%    $100        |
| |                                                       |___________________________|   |     | |   |___________________________|
| |                                                                                       |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ___________________________                       |  GATES, McDONALD & Co.    |   |     | |
| |    |          PEBSCO OF        |                      |         OF NEVADA         |   |     | |    ___________________________
| |    |         NEW MEXICO        |                      |                           |   |     | |   |    LANDMARK FINANCIAL     |
| |    | Common Stock: 1,000       |                      |   Common Stock: 40 Shares |___|     | |   |        SERVICES OF        |
| |____| ------------- Shares      |                      |                           |         | |   |       NEW YORK, INC.      |
| |    |                   Cost    |                      |   Gates-100%    Cost      |         | |___| Common Stock: 10,000      |
| |    | Pub. Emp. Ben.    ----    |                      |                 ----      |         | |   | ------------- Shares      |
| |    | Serv.Corp.-100%   $1,000  |                      |                 $93,750   |         | |   |               Cost        |
| |    |___________________________|                      |___________________________|         | |   |               ----        |
| |                                                                                             | |   | FHDAI-100%    $10,100     |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |
| |    |         ARKANSAS          |                                                            | |    ___________________________
| |    | Common Stock: 50,000      |                                                            | |   |    FINANCIAL HORIZONS     |
| |____| ------------- Shares      |                                                            | |   |      SECURITIES CORP.     |
| |    |                  Cost     |                                                            | |___| Common Stock: 10,000      |
| |    | Pub. Emp. Ben.   ----     |                                                            | |   | ------------- Shares      |
| |    | Serv.Corp. 100%  $500     |                                                            | |   |               Cost        |
| |    |___________________________|                                                            | |   |               ----        |
| |                                                                                             | |   | FHDAI-100%    $153,000    |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                             ___________________________    | |
| |    |          MONTANA          |                            |  AFFILIATE AGENCY, INC.   |   | |    ___________________________
| |____| Common Stock: 500         |                            |                           |   | |   |                           |
| |    | ------------- Shares      |                            |  Common Stock: 100 Shares |__ | |   |     FINANCIAL HORIZONS    |
| |    |                   Cost    |                            |                           |   | |___|        DISTRIBUTORS       |
| |    | Pub. Emp. Ben.    ----    |                            |   FHDAI-100%    Cost      |   |  ___|       AGENCY OF TEXAS,    |
| |    | Serv.Corp.-100%  $500     |                            |                 ----      |   | |   |            INC.           |
| |    |___________________________|                            |                 $100      |   | |   |___________________________|
| |                                                             |___________________________|   | |
| |                                                                                             | |
| |                                                                                             | |








| |     ___________________________                                                             | |    ___________________________
| |    |         PEBSCO OF         |                                                            | |   |                           |
| |    |          ALABAMA          |                                                            | |___|     FINANCIAL HORIZONS    |
| |____| Common Stock: 100,000     |                                                            |  ___|      DISTRIBUTORS AGY.    |
| |    | ------------- Shares      |                                                            | |   |         OF OHIO, INC.     |
| |    |                  Cost     |                                                            | |   |___________________________|
| |    | Pub. Emp. Ben.   ----     |                                                            | |
| |    | Serv.Corp.-100%  $1,000   |                                                            | |
| |    |___________________________|                                                            | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |    ___________________________
| |    |       MASSACHUSETTS       |                                                            | |   |                           |
| |    |   INSURANCE AGENCY, INC.  |                                                            | |___|    FINANCIAL HORIZONS     |
| |____| Common Stock: 1,000       |                                                            |  ___|     DISTRIBUTORS AGY.     |
| |    | ------------- Shares      |                                                            | |   |     OF OKLAHOMA, INC.     |
| |    |                   Cost    |                                                            | |   |___________________________|
| |    | Pub. Emp. Ben.    -----   |                                                            | |
| |    | Serv.Corp.-100%  $1,000   |                                                            | |
| |    |___________________________|                                                            | |    ___________________________
| |                                                                                             | |   |                           |
| |     ___________________________                                                             | |___|         AFFILIATE         |
| |____|                           |                                                            |_____          AGENCY OF         |
|______|         PEBSCO OF         |                                                                  |         OHIO, INC.        |
       |           TEXAS           |                                                                  |                           |
       |___________________________|                                                                  |___________________________|




                                              NATIONWIDE INSURANCE ENTERPRISE                                           (right side)

                       _______________________________________
                      |                                       |
______________________|          NATIONWIDE MUTUAL            |
______________________|             FIRE (FIRE)               |
                      |                                       |
                      |_______________________________________|
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _  _ _|












____________________________________________________________________
                        |                        |                  |
           _____________|_____________           |      ____________|______________
          |      NEA VALUEBUILDER     |          |     |      INHEALTH, INC.       |
          |  INVESTOR SERVICES, INC.  |          |     | Common Stock: 100         |
   _______| Common Stock: 500         |          |     | ------------  Shares      |
  |  _____| ------------- Shares      |          |     |               Cost        |
  | |     |               Cost        |          |     |               ----        |
  | |     | NW Corp.-     ----        |          |     | NW Corp.-                 |
  | |     | 100%          $5,000      |          |     | 100%          $12,046,413 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |         NATIONWIDE        |
  | |     |     INVESTOR SERVICES     |          |     |        HEALTH CARE        |
  | |_____|      OF ALABAMA, INC.     |          |_____| Common Stock: 15 Shares   |
  | |     | Common Stock: 500         |           _____| ------------              |
  | |     | ------------- Shares      |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               ----        |          |     | NW Corp.-     ----        |
  | |     | NEA-100%      $5,000      |          |     | 100%          $16,850,000 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |       INHEALTH MGT.       |
  | |     |     INVESTOR SERVICES     |          |     |       SYSTEMS, INC.       |
  | |     |        OF OHIO, INC.      |          |     | Common Stock: 100 Shares  |
  | |_____| Common Stock: 100         |          |_____| -------------             |
  | |     | ------------- Shares      |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               -----       |          |     | NW Health     ----        |
  | |     | NEA-91%       $5,000      |          |     | Care-100%   $25,149       |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |                           |          |     |         INHEALTH          |
  | |     |                           |          |     |        AGENCY, INC.       |
  | |     |      NEA VALUEBUILDER     |          |     | Common Stock: 99 Shares   |
  | |_____|     INVESTOR SERVICES     |          |_____| -------------             |
  | |     |       OF TEXAS, INC.      |                |               Cost        |
  | |     |                           |                | NW Health     ----        |
  | |     |                           |                | Corp.-99%   $116,077      |
  | |     |___________________________|                |___________________________|
  | |
  | |      ___________________________
  | |     |                           |
  | |     |                           |
  | |_____|      NEA VALUEBUILDER     |
  |_______|     INVESTOR SERVICES     |
          |      OF OKLAHOMA, INC.    |
          |                           |
          |___________________________|







Subsidiary Companies     --  Solid Line
Associated Companies     --  Dotted Line
Contractual Association  --  Double Line

December 31, 1994


                                  84 of 88

Item 27.     NUMBER OF CONTRACT OWNERS

             Not Applicable.

Item 28.     INDEMNIFICATION

             Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     PRINCIPAL UNDERWRITER

             (a) Nationwide Financial Services, Inc. ("NFS") acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account- 6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates. NFS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, which are open-end management investment companies.

 (b)                        NATIONWIDE FINANCIAL SERVICES,INC.
                               DIRECTORS AND OFFICERS

                                                                      POSITIONS AND OFFICES
          NAME AND BUSINESS ADDRESS                                     WITH UNDERWRITER
 Lewis J. Alphin                                                            Director
 519 Bethel Church Road
 Mount Olivet, NC  28365

 Willard J. Engel                                                           Director
 1100 E. Main Street
 Marshall, MN 56258

 Fred C. Finney                                                             Director
 1558 West Moreland Road
 Wooster, OH  44691





                                    85 of 88

(b)                     NATIONWIDE FINANCIAL SERVICES, INC.
                              DIRECTORS AND OFFICERS

Peter F. Frenzer                                                   Vice Chairman, President
One Nationwide Plaza                                                     and Director
Columbus, OH  43215

Charles L. Fuellgraf, Jr.                                                  Director
600 South Washington Street
Butler, PA  16001

Henry S. Holloway                                                          Director
1247 Stafford Road
Darlington, MD  21034

Gordon E. McCutchan                                            Executive Vice President-Law and
One Nationwide Plaza                                            Corporate Services and Director
Columbus, OH  43215

D. Richard McFerson                                                      President and
One Nationwide Plaza                                          Chief Executive Officer--Nationwide
Columbus, OH  43215                                            Insurance Enterprise and Director

David O. Miller                                                            Director
115 Sprague Drive
Hebron, Ohio  43025

C. Roy Noecker                                                             Director
2770 State Route 674 South
Ashville, OH 43103

Robert A. Oakley                                                  Executive Vice President -
One Nationwide Plaza                                                Chief Financial Officer
Columbus, OH  43215

James F. Patterson                                                         Director
8765 Mulberry Road
Chesterland, OH  44026

Robert H. Rickel                                                           Director
P.O. Box 319
Bayview, ID  83803

Arden L. Shisler                                                           Director
2724 West Lebanon Road
Dalton, OH  44618

Robert L. Stewart                                                          Director
88740 Fairview Road
Jewett, OH  43986

Nancy C. Thomas                                                            Director
10835 Georgetown Street NE
Louisville, OH  44641

Harold W. Weihl                                               Chairman of the Board of Directors
14282 King Road
Bowling Green, OH  43402

W. Sidney Druen                                                    Senior Vice President and
One Nationwide Plaza                                                  General Counsel and
Columbus, OH  43215                                                   Assistant Secretary





                                    86 of 88

(b)                    NATIONWIDE FINANCIAL SERVICES, INC.
                            DIRECTORS AND OFFICERS

     James F. Laird, Jr.                                               Vice President and General
     One Nationwide Plaza                                                 Manager and Treasurer
     Columbus, OH  43215

     Peter J. Neckermann                                                     Vice President
     One Nationwide Plaza
     Columbus, OH  43215

     Harry S. Schermer                                                Vice President - Investments
     One Nationwide Plaza
     Columbus, OH  43215

     Rae I. Mercer                                                              Secretary
     One Nationwide Plaza
     Columbus, OH  43215

(c)      NAME OF           NET UNDERWRITING           COMPENSATION ON
        PRINCIPAL           DISCOUNTS AND              REDEMPTION OR         BROKERAGE
       UNDERWRITER           COMMISSIONS               ANNUITIZATION        COMMISSIONS        COMPENSATION
       -----------           -----------               -------------        -----------        ------------
        Nationwide                N/A                       N/A                   N/A               N/A
        Financial
        Services,
          Inc.

Item 30.     LOCATION OF ACCOUNTS AND RECORDS
             Gary E. Berndt
             Nationwide Life Insurance Company
             One Nationwide Plaza
             Columbus, OH  43216
Item 31.     MANAGEMENT SERVICES

             Not Applicable

Item 32.     UNDERTAKINGS

             The Registrant hereby undertakes to:

             (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
             (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                   applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
             (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

             The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).





                                    87 of 88

                                   SIGNATURES


    As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 1st day of November, 1995.


                                NATIONWIDE VARIABLE ACCOUNT-II
                           ------------------------------------------
                                        (Registrant)

                                NATIONWIDE LIFE INSURANCE COMPANY
                           ------------------------------------------
                                        (Depositor)

                                      By/s/JOSEPH P. RATH
                           ------------------------------------------
                                        Joseph P. Rath
                                      Vice President and
                                   Associate General Counsel


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 1st day of November, 1995.

             SIGNATURE                                    TITLE
LEWIS J. ALPHIN                                             Director
-------------------------------------------
Lewis J. Alphin

WILLARD J. ENGEL                                            Director
-------------------------------------------
Willard J. Engel

FRED C. FINNEY                                              Director
-------------------------------------------
Fred C. Finney

PETER F. FRENZER                                        President/Chief
-------------------------------------------      Operating Officer and Director
Peter F. Frenzer

CHARLES L. FUELLGRAF, JR.                                   Director
-------------------------------------------
Charles L. Fuellgraf, Jr.

HENRY S. HOLLOWAY                                    Chairman of the Board
-------------------------------------------               and Director
Henry S. Holloway

D. RICHARD McFERSON                                 Chief Executive Officer
-------------------------------------------               and Director
D. Richard McFerson

DAVID O. MILLER                                             Director
-------------------------------------------
David O. Miller

C. RAY NOECKER                                              Director
-------------------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                                   Executive Vice President-
-------------------------------------------         Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                                          Director         By:            JOSEPH P. RATH
-------------------------------------------                                       ---------------------------------------
James F. Patterson                                                                  Joseph P. Rath, Attorney-in-Fact

ROBERT H. RICKEL                                            Director
-------------------------------------------
Robert H. Rickel

ARDEN L. SHISLER                                            Director
-------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                           Director
-------------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                             Director
-------------------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                             Director
-------------------------------------------
Harold W. Weihl

                                    88 of 88

                              POWER OF ATTORNEY


KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, an Ohio corporation, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with the MFS Variable Account. Nationwide Variable Account, Nationwide Variable
Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account and Nationwide Multi-Flex Variable Account; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned Individual Variable Annuity Contracts in connection with the Nationwide Multiple Maturity Separate Account; and the registration of Group Flexible Fund Retirement Contracts in connection with the Nationwide DC Variable Account and the NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with the Nationwide VLI Separate
Account, Nationwide VLI Separate Account-2 and Nationwide VLI Separate Account-3 of Nationwide Life Insurance Company, hereby consitutues and appoints D. Richard McFerson, Peter F. Frenzer, Gordon E. McCutchan, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead. In any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to alter the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

        IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this fifth day of April, 1995.


/s/ Lewis J. Alphin                                         /s/ C. Ray Noecker
---------------------------------------------------         -------------------------------------------------
Lewis J. Alphin, Director                                   C. Ray Noecker, Director

/s/ Willard J. Engel                                        /s/ Robert A. Oakley
---------------------------------------------------         -------------------------------------------------
Willard J. Engel, Director                                  Robert A. Oakley, Senior Vice President and Chief
                                                            Financial Officer
/s/ Fred C. Finney
---------------------------------------------------         /s/ James F. Patterson
Brad C. Finney, Director                                    -------------------------------------------------
                                                            James F. Patterson, Director
/s/ Peter F. Frenzer
---------------------------------------------------         /s/ Robert H. Rickel
Peter F. Frenzer,  President, Chief Operating               -------------------------------------------------
Officer and Director                                        Robert H. Rickel, Director

/s/ Charles L. Fuellgraf                                    /s/ Arden L. Shisler
---------------------------------------------------         -------------------------------------------------
Charles L. Fuellgraf, Jr., Director                         Arden L. Shisler, Director

/s/ Henry S. Holloway                                       /s/ Robert L. Stewart
---------------------------------------------------         -------------------------------------------------
Henry S. Holloway, Chairman of the Board,  Director         Robert L. Stewart, Director

/s/ D. Richard McFerson                                     /s/ Nancy C. Thomas
------------------------------------------------            -------------------------------------------------
D. Richard McFerson, Chief Executive Officer and            Nancy C. Thomas, Director
Director
                                                            /s/ Harold W. Weihl
/s/ David O. Miller                                         ------------------------------------------------
------------------------------------------------            Harold W. Weihl, Director
David O. Miller, Director